Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 84.73%

Corporate-Backed 6.66%

Allegheny Co IDA - US Steel	4.875%		11/1/2024	B-	$3,150	$2,908,552
CA Poll Ctl - Republic Services†	1.70	%#(a)	8/1/2024	BBB+	3,000	3,001,140
Downtown Doral CDD†	3.875%		12/15/2023	NR	205	208,600
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,875	1,893,919
LA St John Parish - Marathon Oil	2.10	%#(a)	6/1/2037	BBB-	8,000	7,828,160
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	1,400	1,424,374
Mobile IDB - AL Power	1.00	%#(a)	6/1/2034	A1	3,100	3,100,000
Mobile IDB - AL Power	2.90	%#(a)	7/15/2034	A1	20,000	20,956,200
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	11,310	11,445,833
NH Bus Fin Auth- United Illuminating	2.80	%#(a)	10/1/2033	A-	5,000	5,243,450
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	750	752,333
OH Air Dev Auth - AEP	1.90	%#(a)	5/1/2026	BBB+	2,000	2,018,100
OH Air Dev Auth - AEP	2.40	%#(a)	12/1/2038	BBB+	10,700	10,874,624
OR Bus Dev Comn - Intel Corp	2.40	%#(a)	12/1/2040	A+	10,500	10,988,250
Parish of St James - Nustar Logistics†	5.85	%#(a)	8/1/2041	BB-	3,500	3,797,500
Selma IDB - Intl Paper	2.00	%#(a)	11/1/2033	BBB	2,625	2,716,114
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB	6,625	6,909,146
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	1,475	1,589,637
Valdez Marine Term - BP	5.00%		1/1/2021	A1	10,000	10,188,800
Warren Co - Intl Paper	2.90	%#(a)	9/1/2032	BBB	4,250	4,491,272
WI PFA - American Dream†	5.00%		12/1/2027	NR	2,000	1,774,740
Total						114,110,744

Education 2.32%

CA Muni Fin Auth- William Jessup U	5.00%		8/1/2020	NR	400	400,636
CA Muni Fin Auth- William Jessup U	5.00%		8/1/2022	NR	750	777,097
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	5,079,100
Cap Trust Ed Facs - Renaissance CharterAdvantage Academy of Hillsborough, Inc.†	4.00%		6/15/2029	NR	1,415	1,438,234
Chicago Brd Ed	5.00%		12/1/2022	BB-	1,000	1,040,500
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2021	BBB-	365	371,154
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2022	BBB-	355	369,658
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2023	BBB-	410	438,761
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2024	BBB-	640	697,792
Higher Ed Facs Fin Auth FL - Saint Leo U	5.00%		3/1/2025	BBB-	675	746,287
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2020	Baa3	320	321,363
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2021	Baa3	500	514,935
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2022	Baa3	500	529,585
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2028	Baa3	1,135	1,308,451
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2029	Baa3	600	697,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR	$1,535	$1,576,307
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2021	A-	2,000	2,074,500
OH Hgr Ed Facs - Dayton Univ (AMBAC)	2.639% (CPI Based	)#	12/1/2022	A+	2,000	1,988,940
OH HI Ed - Case Western Univ	0.541% (1 Mo. LIBOR * .70 + .42	%)#	10/1/2044	AA-	8,000	7,921,600
Troy Cap Res Corp - RPI	5.00%		8/1/2021	A3	445	461,283
Troy Cap Res Corp - RPI	5.00%		8/1/2022	A3	1,000	1,072,140
Univ of North Carolina - Chapel Hill	0.466% (1 Mo. LIBOR * .67 + .35	%)#	12/1/2041	AAA	10,000	9,919,800
Total						39,745,461

Energy 1.24%

KY Public Energy Auth - BP	4.00	%#(a)	12/1/2050	A1	5,000	5,651,500
PEFA Gas	5.00	%#(a)	9/1/2049	A3	13,000	15,704,650
Total						21,356,150

General Obligation 16.96%

Allentown City SD	2.375%		3/31/2021	NR	2,500	2,500,275
CA State GO	0.828% (1 Mo. LIBOR * .70 + .70	%)#	12/1/2028	Aa2	8,000	8,000,400
CA State GO	0.888% (1 Mo. LIBOR * .70 + .76	%)#	12/1/2031	Aa2	2,000	1,999,440
Chicago Brd Ed	4.00%		12/1/2020	BB-	3,000	3,012,870
Chicago Brd Ed	4.00%		12/1/2021	BB-	4,750	4,801,015
Chicago Brd Ed	4.00%		12/1/2021	BB-	3,400	3,436,516
Chicago Brd Ed	4.00%		12/1/2022	BB-	4,000	4,069,840
Chicago Brd Ed	4.00%		12/1/2022	BB-	3,555	3,617,070
Chicago Brd Ed	5.00%		12/1/2022	BB-	3,670	3,818,635
Chicago Brd Ed	5.00%		12/1/2023	BB-	3,330	3,511,552
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,502,309
Chicago GO	5.00%		1/1/2027	BBB+	6,700	7,295,764
Chicago GO	5.00%		1/1/2028	BBB+	4,900	5,377,603
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,294,218
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,787,894
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA+	5,000	5,526,450
Clark Co SD (AGM)	3.00%		6/15/2024	AA	575	624,036
Clark Co SD (AGM)	3.00%		6/15/2025	AA	650	716,008
Clark Co SD (AGM)	5.00%		6/15/2026	AA	500	611,295
Clark Co SD (AGM)	5.00%		6/15/2027	AA	1,000	1,248,470
Cook Co GO	5.25%		11/15/2033	A+	6,525	6,576,221
CT State GO	5.00%		8/15/2021	A1	5,000	5,252,000
CT State GO	5.00%		6/15/2022	A1	3,250	3,533,172
CT State GO	5.00%		11/1/2022	A1	7,700	8,158,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

CT State GO	5.00%		4/15/2025	A1		$7,000	$8,365,700
CT State GO	5.00%		10/15/2026	A1		5,000	6,180,300
CT State GO	5.00%		9/15/2030	A1		1,725	1,864,242
Erie CO GO	3.00%		6/24/2021	A+	(b)	10,000	10,246,200
HI State GO	5.00%		11/1/2021	AA+		5,000	5,315,950
IL State GO	5.00%		8/1/2020	BBB-		14,430	14,457,561
IL State GO	5.00%		2/1/2021	BBB-		3,000	3,041,340
IL State GO	5.00%		11/1/2023	BBB-		10,000	10,612,100
IL State GO	5.125%		5/1/2022	BBB-		2,500	2,600,650
IL State GO	5.25%		2/1/2030	BBB-		3,000	3,143,280
IL State GO	5.375%		5/1/2023	BBB-		3,000	3,190,410
Katy TX ISD	0.404% (1 Mo. LIBOR * .67 + .28	%)#	8/15/2036	AAA		17,370	17,299,825
Miami Dade Co GO	5.00%		7/1/2041	AA		15,000	15,024,000
New Caney ISD	3.00	%#(a)	2/15/2050	Aaa		5,000	5,138,800
NJ EDA - Motor Vehicle Surcharge	4.00%		7/1/2022	BBB+		3,500	3,612,735
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2024	AA		2,250	2,668,567
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2025	AA		1,650	2,014,452
NYC GO	5.00%		8/1/2021	Aa1		7,410	7,777,165
NYC GO	5.00%		10/1/2033	Aa1		3,190	3,465,106
Orange Township GO BANS	2.00%		12/18/2020	NR		11,000	11,025,300
PA State GO	5.00%		7/15/2029	Aa3		10,000	13,410,200
Philadelphia GO	5.00%		2/1/2025	A		2,140	2,530,400
Philadelphia GO	5.00%		2/1/2026	A		1,000	1,214,360
Philadelphia GO	5.00%		2/1/2027	A		1,250	1,555,388
Philadelphia GO	5.00%		2/1/2028	A		2,000	2,549,480
Philadelphia Sch Dist	5.00%		9/1/2021	A2		1,500	1,571,925
Philadelphia Sch Dist	5.00%		9/1/2022	A2		1,150	1,252,362
Philadelphia Sch Dist	5.00%		9/1/2023	A2		1,250	1,409,588
Philadelphia Sch Dist	5.00%		9/1/2024	A2		900	1,046,718
Philadelphia Sch Dist	5.00%		9/1/2025	A2		1,200	1,433,352
Philadelphia Sch Dist (The)	5.00%		9/1/2020	A2		2,500	2,517,050
Philadelphia Sch Dist (The)	5.00%		9/1/2021	A2		930	974,594
Philadelphia Sch Dist (The)	5.00%		9/1/2022	A2		550	598,956
Philadelphia Sch Dist (The)	5.00%		9/1/2023	A2		500	563,835
Prince Georges Co GO	4.00%		8/1/2031	AAA		7,690	8,561,815
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3		3,000	3,049,050
Scranton Sch Dist	0.967% (1 Mo. LIBOR * .68 + .85	%)#	4/1/2031	A2		5,320	5,309,679
West Fargo GO	2.15%		5/1/2021	NR		4,075	4,078,219
Western Placer SD	2.00%		6/1/2025	NR		2,000	2,051,180
Western Placer SD	2.00%		6/1/2025	NR		4,750	4,850,937
Total							290,844,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 14.92%

AK IDA - Yukon Koskokwim Hlth	3.50%		12/1/2020	NR		$1,000	$1,001,940
Allegheny Co Hosp Auth - UPMC	5.00%		7/15/2029	A		4,000	5,091,040
Allegheny County Health Network	5.00%		4/1/2026	A		2,500	3,012,525
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		500	513,025
CA Stwde - Adventist Health West	5.00	%#(a)	3/1/2037	A		3,555	4,160,950
CA Stwde - Viamonte	3.00%		7/1/2026	AA-		4,500	4,526,190
CA Stwde - Viamonte	3.00%		7/1/2027	AA-		2,250	2,262,195
City of Atlantic Beach Fl - Fleet Landing	3.00%		11/15/2023	BBB	(b)	2,800	2,800,112
CO Hlth Fac Auth - CommonSpirit	5.00	%#(a)	8/1/2049	BBB+		7,000	8,242,430
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2025	BBB-		1,500	1,697,070
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,265,228
Duluth EDA - St Lukes Hsp	4.75%		6/15/2022	NR		1,430	1,487,028
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,603,065
Franklin Co IDA - Menno-Haven	5.00%		12/1/2023	NR		500	507,180
Geisinger Health	5.00	%#(a)	4/1/2043	AA-		17,000	20,779,100
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2021	A-		1,750	1,808,100
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,142,020
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,656,855
Harris Co Edu Fac - Hermann Health	0.70% (MUNIPSA * 1 + .57	%)#	12/1/2049	A+		7,770	7,535,501
IA Fin Auth - Lifespace	2.875%		5/15/2049	BBB	(b)	1,000	970,470
ID HFA - Madison Mem Hosp	4.00%		9/1/2020	BB+		1,565	1,571,103
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2028	AA-		2,000	2,540,940
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2029	AA-		2,000	2,589,880
IL Fin Auth - Northwestern Mem Hlth	5.00	%#(a)	7/15/2057	AA+		4,000	4,429,800
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(b)	1,225	1,254,449
IL Fin Auth - Presence Health	5.00%		2/15/2021	AA+		5,095	5,230,782
IL Fin Auth - Presence Health	5.00%		2/15/2022	AA+		4,000	4,276,440
IL Fin Auth - Rush Univ Med	5.00%		11/15/2020	A+		500	507,540
IL Fin Auth - Rush Univ Med	5.00%		11/15/2021	A+		695	733,295
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB	(b)	805	816,423
Lee Memorial Hlth System	5.00%		4/1/2025	A+		2,625	3,073,455
Lehigh Co - Lehigh Valley Health Network	5.00%		7/1/2026	A+		1,755	2,111,756
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2022	BB+	(b)	1,720	1,770,946
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2025	BB+	(b)	990	1,055,914
MA DFA - Beth Israel Lahey Hlth	4.00%		7/1/2021	A		700	719,509
MA DFA - Beth Israel Lahey Hlth	4.00%		7/1/2022	A		500	527,925
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2023	A		600	668,358
MA DFA - Partners Hlth	0.63% (MUNIPSA * 1 + .50	%)#	7/1/2038	AA-		5,000	4,984,700
MA DFA - Wellforce Hlth	5.00%		7/1/2022	BBB+		1,225	1,317,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

MA DFA - Wellforce Hlth	5.00%		7/1/2024	BBB+	$2,030	$2,309,978
MA DFA - Wellforce Hlth	5.00%		7/1/2025	BBB+	800	930,840
Maricopa Co IDA - Banner Health	0.70% (MUNIPSA * 1 + .57	%)#	1/1/2035	AA-	4,865	4,817,664
Maricopa Co IDA - Honor Health	5.00%		9/1/2021	A2	750	784,350
Maricopa Co IDA - Honor Health	5.00%		9/1/2022	A2	750	814,223
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%		7/1/2020	NR	3,000	3,000,000
MI Fin Auth - Trinity Health	5.00%		12/1/2026	AA-	2,250	2,766,487
Miami-Dade Co Pub Facs - Jackson Health	5.00%		6/1/2026	Aa3	4,165	4,913,950
Monroeville Pa Fin Auth - UPMC Hlth	3.00%		2/15/2023	A	2,510	2,610,224
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2021	Ba1	2,000	2,031,380
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2026	A	1,150	1,381,426
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2027	A	1,500	1,839,555
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2028	A	1,850	2,315,312
Montgomery Co IDA - Jefferson Hlth	5.00%		9/1/2029	A	1,000	1,272,400
Montgomery Co IDA - Whitemarsh	4.00%		1/1/2023	NR	1,350	1,349,042
NC Med - Southminster	5.00%		10/1/2023	NR	750	768,908
NC Med Care Comm - Wake Forest Baptist	2.20	%#(a)	12/1/2048	A	15,000	15,211,050
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2026	AA-	3,900	4,740,255
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BB+	3,250	3,260,010
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2021	AA	900	938,295
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2026	A	1,800	2,159,028
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2027	A	1,250	1,523,813
Northampton Co - St. Lukes Univ Hlth	1.161% (1 Mo. LIBOR * .70 + 1.04	%)#	8/15/2048	A-	8,000	7,962,000
NY Dorm - Montefiore	5.00%		9/1/2027	BBB	1,400	1,653,582
NY Dorm - Montefiore	5.00%		9/1/2028	BBB	1,500	1,800,015
NY Dorm - Montefiore	5.00%		9/1/2029	BBB	1,750	2,127,545
NY Dorm - Montefiore	5.00%		9/1/2030	BBB	2,200	2,657,314
NY Dorm - Montefiore Ob Group	5.00%		8/1/2024	BBB	1,500	1,681,395
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2020	BBB-	1,000	1,010,930
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-	1,700	1,763,223
OH Hosp Rev - University Hospitals	4.00%		1/15/2028	A	500	580,800
OH Hosp Rev - University Hospitals	5.00%		1/15/2026	A	500	594,065
OH Hosp Rev - University Hospitals	5.00%		1/15/2027	A	250	301,985
OK DFA - OU Med	5.00%		8/15/2025	Baa3	550	627,638
OK DFA - OU Med	5.00%		8/15/2026	Baa3	800	927,632
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2027	AA	1,400	1,591,534
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2028	AA	1,000	1,134,810
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2029	AA	1,000	1,132,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Owensboro Health	5.00%		6/1/2025	Baa3		$1,400	$1,543,486
PA Hgr Ed - UPenn Hlth	5.00%		8/15/2027	AA		1,250	1,568,738
PA Hgr Ed - UPenn Hlth	5.00%		8/15/2028	AA		1,565	2,011,776
Palomar Hlth	5.00%		11/1/2021	BBB		500	526,470
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2027	BBB-		5,000	5,832,800
Sante Fe Retirement Facs- El Castillo	2.25%		5/15/2024	BB+	(b)	600	567,228
Sartell Hlth Care - Country Manor	4.00%		9/1/2020	NR		500	499,825
SE Port Auth - Memorial Hlth	5.00%		12/1/2022	BB-	(b)	2,345	2,458,592
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2022	AA-		1,000	1,085,030
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2023	AA-		1,350	1,516,131
Southcentral PA Auth - Wellspan Hlth	0.73% (MUNIPSA * 1 + 0.60	%)#	6/1/2049	Aa3		9,000	8,950,860
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2020	NR		1,255	1,276,147
Tampa Hlth - Baycare Health	4.00%		11/15/2033	Aa2		11,250	11,696,400
Tulsa Co Industrial Auth - Montereau	5.00%		11/15/2026	BBB-	(b)	500	530,155
WA HFC - CommonSpirit	1.53% (MUNIPSA * 1 + 1.40	%)#	1/1/2035	BBB+		2,000	1,959,580
WA Hlth - Fred Hutchinson Cancer Ctr	1.224% (1 Mo. LIBOR * .67 + 1.10	%)#	1/1/2042	A+		4,000	3,999,080
WA Hsg - Transforming Age†	2.375%		1/1/2026	BB	(b)	1,275	1,171,279
WI Hlth & Ed - American Baptist	3.50%		8/1/2022	NR		365	355,630
WI Hlth & Ed - Marshfield Hlth	5.00	%#(a)	2/15/2052	A-		5,000	5,713,900
Total							255,790,738

Housing 3.84%

CA HFA - MFH	4.00%		3/20/2033	BBB+		1,687	1,811,466
CT State Hsg Fin Auth	4.00%		5/15/2049	AAA		5,510	6,183,543
MD State Hsg CDA	3.50%		3/1/2050	Aa1		10,000	10,888,000
MD State Hsg Dev Admn	4.00%		9/1/2049	Aa1		4,920	5,431,385
MI State Hsg Dev Auth	4.25%		12/1/2049	AA+		5,735	6,377,607
MN State Hsg Fin Agy (GNMA)	4.25%		7/1/2049	AA+		4,665	5,199,096
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		4,885	5,435,344
NC State Hsg Fin Agy (GNMA)	4.00%		1/1/2050	AA+		4,860	5,349,597
ND State Hsg Fin Agy	4.00%		1/1/2050	Aa1		4,910	5,521,884
NY Mortgage Rev	3.50%		4/1/2049	Aa1		2,285	2,433,045
OH State Fin Agy	4.50%		3/1/2050	Aaa		4,960	5,585,208
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2023	Baa3		100	105,428
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2026	Baa3		175	190,274
SC State Hsg Fin Auth	4.00%		1/1/2050	Aaa		4,720	5,277,762
Total							65,789,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 3.64%

CA Pub Wks - Lease Rev	5.00%		10/1/2026	Aa3	$1,500	$1,889,475
CA Pub Wks - Lease Rev	5.00%		10/1/2027	Aa3	3,300	4,265,415
Comm of PA COPS	5.00%		7/1/2023	A	500	564,395
Comm of PA COPS	5.00%		7/1/2025	A	500	599,060
NJ EDA - Sch Facs	5.00%		6/15/2021	BBB+	4,490	4,606,964
NJ EDA - Sch Facs	5.00%		3/1/2022	BBB+	2,310	2,413,095
NJ EDA - Sch Facs	5.00%		6/15/2022	BBB+	900	946,836
NJ EDA - Sch Facs	5.00%		6/15/2022	BBB+	515	541,801
NJ EDA - Sch Facs	5.00%		11/1/2022	BBB+	3,275	3,477,952
NJ EDA - Sch Facs	5.00%		3/1/2023	BBB+	3,565	3,814,764
NJ EDA - Sch Facs	5.00%		3/1/2025	BBB+	5,205	5,542,284
NJ EDA - Sch Facs	5.00%		6/15/2025	BBB+	1,250	1,394,887
NJ EDA - Sch Facs	5.00%		6/15/2026	BBB+	4,000	4,521,560
NJ Trans Trust Fund	5.00%		6/15/2021	A+	4,500	4,632,345
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+	1,250	1,360,413
NJ Trans Trust Fund	5.00%		12/15/2024	BBB+	7,000	7,751,310
NJ Trans Trust Fund	5.00%		12/15/2025	BBB+	12,500	14,045,000
Total						62,367,556

Other Revenue 4.50%

Black Belt Energy Gas District : Gas Prepay Revenue Bonds (Project #4)	4.00	%#(a)	12/1/2049	A3	12,325	14,030,657
CA Muni Fin - Republic Services	3.00	%#(a)	9/1/2021	BBB+	7,500	7,500,000
CA St Infra - LA Co Museum of Art	0.776% (1 Mo. LIBOR * .70 + .65	%)#	12/1/2050	A3	4,000	3,992,080
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605	1,792,095
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920	2,123,539
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,176,835
Lower AL Gas Dist - Goldman Sachs	4.00	%#(a)	12/1/2050	A3	19,250	21,924,402
Main St Nat Gas - Macquarie	5.00%		5/15/2025	A3	4,850	5,599,519
Maricopa Co - Legacy Schools†	4.00%		7/1/2029	Ba2	500	517,590
Patriots Energy Group - RBC	4.00	%#(a)	10/1/2048	Aa2	8,000	8,792,800
Phoenix IDA - Basis Schs†	3.00%		7/1/2020	BB	375	375,000
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2022	A3	5,800	6,297,060
Total						77,121,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 1.08%

Allentown Neighborhood Impt†	5.00%	5/1/2022	Ba3	$555	$574,147
Allentown Neighborhood Impt†	5.00%	5/1/2023	Ba3	190	199,703
Allentown Neighborhood Impt†	5.00%	5/1/2028	NR	4,550	4,827,868
Brea Redev Agy	5.00%	8/1/2020	AA-	2,100	2,107,413
CT Spl Tax - Trans Infra	5.00%	10/1/2022	A+	3,400	3,729,936
CT Spl Tax - Trans Infra	5.00%	1/1/2026	A+	5,000	6,077,300
Peninsula Town Center†	4.00%	9/1/2023	NR	225	224,330
Village CDD #12†	3.25%	5/1/2023	NR	500	506,740
Village CDD #13	2.625%	5/1/2024	NR	250	249,228
Total					18,496,665

Tax Revenue 5.85%

City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	135	132,698
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	300	288,132
CT Spl Tax - Trans Infra	5.00%	5/1/2025	A+	850	1,017,170
CT Spl Tax - Trans Infra	5.00%	5/1/2026	A+	1,300	1,593,124
IL State Sales Tax	5.00%	6/15/2024	BBB	7,260	7,906,939
Jefferson Co - Sch Warrant	5.00%	9/15/2023	AA	2,000	2,280,700
MD Dept Trans	4.00%	9/1/2026	AAA	4,750	5,712,302
NY Dorm - PIT	5.00%	3/31/2021	NR	57,000	59,013,810
SC Transportation Infra Bank	4.00%	10/1/2033	Aa3	12,000	12,321,480
Suffolk Co - TANS	2.50%	7/23/2020	NR	10,000	10,009,300
Total					100,275,655

Tobacco 2.29%

Los Angeles Co Tobacco	1.75%	6/1/2030	BBB+	750	769,433
Los Angeles Co Tobacco	5.00%	6/1/2024	A	600	697,716
Los Angeles Co Tobacco	5.00%	6/1/2025	A	650	777,959
Los Angeles Co Tobacco	5.00%	6/1/2026	A	1,125	1,377,034
PA Tob Settlement	5.00%	6/1/2022	A1	2,250	2,426,782
PA Tob Settlement	5.00%	6/1/2023	A1	1,125	1,256,996
PA Tob Settlement	5.00%	6/1/2024	A1	5,000	5,767,750
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2021	A	16,010	16,658,885
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	4,000	4,007,040
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB	3,875	3,944,130
TSASC	5.00%	6/1/2021	A	1,500	1,551,780
Total					39,235,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 8.64%

Bay Area Toll Auth	1.38% (MUNIPSA * 1 + 1.25	%)#	4/1/2036	AA	$2,375	$2,330,778
Bay Area Toll Auth	1.55% (3 Mo. LIBOR * .70 + .55	%)#	4/1/2045	AA	10,800	10,742,544
Bay Area Toll Auth	4.00%		4/1/2029	AA-	1,200	1,408,044
Central TX Mobility Auth	4.00%		1/1/2022	BBB+	5,000	5,081,350
Central TX Mobility Auth	5.00	%#(a)	1/1/2045	A-	5,000	5,004,000
Chesapeake Bay Bridge Dist	5.00%		11/1/2023	BBB	9,000	9,720,000
Chicago O’Hare Arpt	5.00%		1/1/2029	A	2,500	2,634,175
Chicago O’Hare Arpt	5.00%		1/1/2031	A	4,750	4,993,295
Chicago Trans Auth	5.00%		6/1/2025	A	2,000	2,321,620
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	482,050
DFW Arpt	5.00%		11/1/2031	A1	9,450	9,571,054
E470 Pub Hwy Auth	0.543% (1 Mo. LIBOR * .67 + .42	%)#	9/1/2039	A	6,000	5,960,640
E470 Pub Hwy Auth	1.174% (1 Mo. LIBOR * .67 + 1.05	%)#	9/1/2039	A	2,000	2,000,900
Grand Parkway Trans Corp	5.00%		2/1/2023	BBB	10,030	10,847,044
Illinois St Toll Hwy Auth	5.00%		1/1/2024	AA-	7,215	8,256,557
LA Offshore Term Auth - LOOP	1.65	%#(a)	9/1/2027	A3	3,500	3,454,220
LA Offshore Term Auth - LOOP	2.00	%#(a)	10/1/2040	BBB+	2,000	1,979,400
MTA NY	5.00%		5/15/2021	NR	5,000	5,105,400
MTA NY	5.00	%#(a)	11/15/2045	A2	13,000	15,002,130
NC Tpk Auth - Triangle Exprs (AGM)	5.00%		1/1/2028	AA	1,500	1,808,010
NJ Tpk Auth	0.871% (1 Mo. LIBOR * .70 + .75	%)#	1/1/2030	A+	2,500	2,489,700
NJ Tpk Auth	5.00%		1/1/2027	A+	3,200	3,960,256
NJ Trans Trust Fund	1.33% (MUNIPSA * 1 + 1.20	%)#	6/15/2034	BBB+	10,030	10,029,198
NJ Trans Trust Fund	5.00%		6/15/2023	A+	7,210	7,844,047
PA Tpk Commn	5.00%		12/1/2025	A1	150	178,874
PA Tpk Commn	5.00%		12/1/2026	A1	400	483,596
Port Auth NY & NJ - JFK IAT	5.00%		12/1/2020	Baa1	1,560	1,572,542
Port Auth of Houston	5.00%		10/1/2039	AAA	11,000	11,099,330
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	1,650	1,761,507
Total						148,122,261

Utilities 12.79%

American Muni Pwr - Hydroelec Proj	2.25	%#(a)	2/15/2048	A	6,500	6,548,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

American Muni Pwr- Prairie St TCRS (BAM)	5.25%		2/15/2030	AA	$2,500	$2,702,325
Central Plains - Goldman Sachs	5.00%		9/1/2027	BBB+	1,305	1,572,995
Chicago Wastewater	5.00%		1/1/2021	A	1,000	1,017,420
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,103,560
Chicago Water	5.00%		11/1/2022	A	1,000	1,079,930
Chicago Water	5.00%		11/1/2022	A	5,680	6,134,002
Chicago Water (AGM)	5.00%		11/1/2028	AA	2,500	3,022,300
City of Rockport Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-	3,500	3,821,195
Cleveland Public Pwr (AGM)	5.00%		11/15/2026	AA	1,190	1,503,184
Cleveland Public Pwr (AGM)	5.00%		11/15/2027	AA	2,280	2,954,903
Cleveland Public Pwr (AGM)	5.00%		11/15/2028	AA	2,000	2,649,740
Cleveland Public Pwr (AGM)	5.00%		11/15/2029	AA	1,000	1,353,290
DE EDA - Delmarva Pwr & Light	1.05	%#(a)	1/1/2031	A	6,315	6,353,332
Detroit Water	5.00%		7/1/2021	AA-	420	439,383
Detroit Water	5.00%		7/1/2022	AA-	500	545,360
Escambia Co PCR - Gulf Power	2.60%		6/1/2023	A	3,000	3,175,710
Farmington Poll Ctl - NM Pub Svc	1.875	%#(a)	4/1/2033	BBB	4,000	3,991,720
Floyd CO Dev - GA Power	2.35	%#(a)	7/1/2022	Baa1	1,500	1,510,890
IL Fin Auth - Peoples Gas	1.875	%#(a)	2/1/2033	Aa3	6,500	6,505,460
KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	Baa1	1,700	1,712,291
KY PCR - KY Util Comp	1.55	%#(a)	9/1/2042	A1	11,250	11,246,063
KY Public Energy Auth - BP	4.00	%#(a)	1/1/2049	A1	1,775	1,956,600
KY Public Energy Auth - Morgan Stanley	4.00	%#(a)	4/1/2048	A3	3,110	3,417,268
Lehigh Co IDA - PPL Elec Util	1.80	%#(a)	2/15/2027	A1	10,660	10,777,793
Long Island Power Auth	0.871% (1 Mo. LIBOR * .70 + .75	%)#	5/1/2033	A	10,000	9,959,800
Long Island Power Auth	5.00%		9/1/2026	A	500	616,150
Long Island Power Auth	5.00%		9/1/2027	A	500	631,305
Louisa VA IDA - VA Elec & Pwr CO	1.90	%#(a)	11/1/2035	A2	5,000	5,149,150
Louisville/Jeff Co Poll Ctrl - Louisville	1.85	%#(a)	10/1/2033	A1	5,000	5,037,900
Mason Cnty Poll Ctrl - Appalachian Power	2.75%		10/1/2022	A-	27,500	28,211,425
MEAG - Proj 1	5.00%		1/1/2021	A2	7,000	7,127,260
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	5,000	5,533,700
NY Elec Sys - LIPA	1.65	%#(a)	9/1/2049	A	4,000	3,989,840
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,006,440
Philadelphia Gas Works	5.00%		8/1/2023	A	850	945,183
Philadelphia Gas Works	5.00%		8/1/2024	A	800	915,016
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	2,000	2,095,000
PR Elec Pwr Auth(c)	5.25%		7/1/2018	NR	2,000	1,387,500
Rockport IN Wtr Pollution Ctl	1.35	%#(a)	7/1/2025	A-	2,000	2,028,160
Rockport IN Wtr Pollution Ctl	1.35	%#(a)	7/1/2025	A-	2,150	2,180,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A3	$4,350	$4,532,352
San Antonio Elec & Gas	1.75	%#(a)	2/1/2049	Aa2	10,750	10,959,303
San Antonio Elec & Gas	2.75	%#(a)	2/1/2048	Aa2	8,000	8,415,520
San Antonio Water System	2.625	%#(a)	5/1/2049	AA	5,000	5,313,650
Wise Co IDA - VA Elec & Pwr Co	2.15	%#(a)	10/1/2040	A2	13,430	13,434,700
WV EDA - Appalachian Pwr	2.55	%#(a)	3/1/2040	A-	2,000	2,060,660
WV EDA - Appalachian Pwr	2.625	%#(a)	12/1/2042	A-	3,000	3,050,730
York Co VA IDA - VA Elec & Pwr CO	1.90	%#(a)	5/1/2033	A2	5,500	5,678,255
Total						219,354,410
Total Municipal Bonds (cost $1,425,702,778)						1,452,610,643

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
SHORT-TERM INVESTMENTS 13.97%

Variable Rate Demand Notes 13.97%

Corporate-Backed 0.06%

PSL North America	3.67%	7/2/2020	11/1/2032	BBB-	1,000	1,000,000

General Obligation 1.78%

NYC GO ARS	0.40%	7/1/2020	10/1/2046	Aa1	20,600	20,600,000
Texas St GO	0.12%	7/1/2020	4/1/2036	Aaa	10,000	10,000,000
Total						30,600,000

Health Care 6.80%

AL Hlth Care Auth - Baptist Health	1.32%	7/2/2020	11/1/2042	A3	17,055	17,055,000
AR DFA - Baptist Mem Hlth	1.24%	7/2/2020	9/1/2044	BBB+	46,906	46,906,000
Lee Memorial Hlth System	0.78%	7/2/2020	4/1/2049	A+	18,780	18,780,000
NJ Hlth - Christian Hlth Care Ctr	0.26%	7/2/2020	7/1/2038	BBB+	5,515	5,515,000
NYC Muni Water	0.14%	7/1/2020	6/15/2045	AAA	3,835	3,835,000
WV United Health Sys	0.77%	7/2/2020	6/1/2033	A	24,540	24,540,000
Total						116,631,000

Housing 0.61%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	0.03%	7/2/2020	7/1/2047	Aaa	10,475	10,475,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 0.23%

Montgomery Co Pub Bldg Auth	0.18%	7/1/2020	11/1/2027	Aa2	$3,880	$3,880,000

Tax Revenue 1.71%

NYC TFA - Future Tax	0.14%	7/1/2020	11/1/2044	AAA	29,230	29,230,000

Utilities 2.78%

Appling Co Dev - GA Power	0.22%	7/1/2020	9/1/2041	A-	9,750	9,750,000
NYC Muni Water	0.14%	7/1/2020	6/15/2050	AA+	20,290	20,290,000
NYC Muni Water	0.14%	7/1/2020	6/15/2045	AAA	1,290	1,290,000
NYC Muni Water	0.14%	7/1/2020	6/15/2045	AAA	16,400	16,400,000
Total						47,730,000
Total Short-Term Investments (cost $239,546,000)						239,546,000
Total Investments in Securities 98.70% (cost $1,665,248,778)						1,692,156,643
Cash and Other Assets in Excess of Liabilities 1.30%						22,295,220
Net Assets 100.00%						$1,714,451,863

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $24,153,824, which represents 1.41% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,452,610,643	$—	$1,452,610,643
Short-Term Investments
Variable Rate Demand Notes	—	239,546,000	—	239,546,000
Total	$—	$1,692,156,643	$—	$1,692,156,643

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$5,642,500
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(5,642,500)
Balance as of June 30, 2020	$—
Change in unrealized appreciation/depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.08%

Corporate-Backed 8.16%

AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B1		$2,300	$2,299,954
Allegheny Co IDA - US Steel	4.875%		11/1/2024	B-		3,300	3,047,055
Allegheny Co IDA - US Steel	5.125%		5/1/2030	B-		1,000	880,060
AZ IDA	3.625%		5/20/2033	BBB		14,840	15,445,902
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		3,280	3,405,263
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		550	576,422
CA Fin Auth - United Airlines AMT	4.00%		7/15/2029	BB-		11,090	11,197,462
CA MFA - Waste Mgmt AMT	2.40	%#(a)	10/1/2044	A-		9,750	10,554,765
CA Poll Ctl - Waste Mgmt AMT	3.00%		11/1/2025	A-		9,850	10,784,174
Chandler AZ IDA - Intel Corp AMT	2.70	%#(a)	12/1/2037	A+		7,250	7,621,780
Citizens Property Insurance Corp	5.00%		6/1/2022	A+		12,500	13,236,500
Downtown Doral CDD†	4.25%		12/15/2028	NR		250	260,135
Downtown Doral CDD†	4.75%		12/15/2038	NR		625	675,388
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-		1,485	1,547,771
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR		2,980	3,060,520
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB-		2,525	2,619,107
Houston Arpt - United Airlines AMT	5.00%		7/1/2029	BB-		2,295	2,354,532
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	BB-		1,875	1,893,919
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-		10,000	10,443,500
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2026	BB-		3,365	3,502,427
IN Fin Auth - OVEC(b)	3.00%		11/1/2030	BBB-	(c)	1,600	1,646,448
IN Fin Auth - OVEC(b)	3.00%		11/1/2030	BBB-	(c)	2,000	2,058,060
IN Fin Auth - OVEC(b)	3.00%		11/1/2030	BBB-	(c)	2,000	2,058,060
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2026	A1		9,425	10,825,555
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2027	A1		8,300	9,486,817
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA		2,000	2,157,220
LA Env Facs - Westlake Chem	3.50%		11/1/2032	Baa2		8,850	9,221,965
LA Env Facs - Westlake Chem	6.50%		8/1/2029	Baa2		6,780	6,802,103
LA St John Parish - Marathon Oil	2.20	%#(a)	6/1/2037	BBB-		7,500	7,196,850
Liberty Dev Corp - Goldman Sachs	5.25%		10/1/2035	A3		740	1,000,421
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	Baa1		1,800	1,851,192
Martin Co IDA - Indiantown Cogen AMT†	4.20%		12/15/2025	A-		6,000	6,002,880
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-		2,800	2,848,748
Matagorda Co Nav Dist - AEP TX Central	4.00%		6/1/2030	A-		8,000	8,359,200
MD EDC - Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR		2,570	1,542,000	(e)
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA		10,000	11,791,900
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-		10,000	10,505,400
Mission Waste - Republic Services AMT	1.50	%#(a)	5/1/2050	BBB+		5,000	4,999,750
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-		10,500	10,626,105
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1		4,225	4,279,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NH National Fin Auth - Hsg Sec	4.125%		1/20/2034	NR	$4,973	$5,339,141
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	4,650	4,664,461
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	5,500	5,558,135
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB-	11,320	11,544,476
NJ EDA - Continental Airlines AMT	5.50%		6/1/2033	BB-	1,500	1,526,685
NJ EDA - Sch Facs	5.00%		6/15/2030	BBB+	2,000	2,259,980
NJ EDA - Sch Facs	5.00%		6/15/2033	BBB+	2,000	2,221,180
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-	8,200	9,290,026
NY Env Facs - Casella Waste AMT†	2.875	%#(a)	12/1/2044	B	2,000	1,908,160
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR	1,875	1,952,944
NY Liberty Dev Corp - 3 WTC†	7.25%		11/15/2044	NR	1,920	2,082,835
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-	3,000	3,009,870
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	5,960	6,162,461
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	1,850	1,914,694
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR	3,100	3,116,554
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB+	2,330	2,471,221
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	3,500	3,701,215
OH Air Dev Auth - AEP	1.90	%#(a)	5/1/2026	BBB+	3,285	3,314,729
OH Air Dev Auth - AEP	2.40	%#(a)	12/1/2038	BBB+	4,500	4,573,440
OH Air Dev Auth - AEP AMT	2.50	%#(a)	11/1/2042	BBB+	5,800	6,023,474
OH Air Dev Auth - AEP AMT	2.60	%#(a)	6/1/2041	BBB+	9,250	9,440,920
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	1,700	1,747,600
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR	4,955	5,137,146
OK DFA - Waste Mgmt	2.375	%#(a)	12/1/2021	A-	1,665	1,702,030
PA EDA - Covanta AMT†	3.25%		8/1/2039	B1	1,035	913,025
PA EDA - Procter & Gamble AMT	5.375%		3/1/2031	AA-	1,355	1,835,768
Parish of St James - Nustar Logistics†	5.85	%#(a)	8/1/2041	BB-	1,000	1,085,000
Parish of St James - Nustar Logistics†	6.10	%#(a)	6/1/2038	BB-	1,500	1,751,640
Parish of St James - Nustar Logistics†	6.10	%#(a)	12/1/2040	BB-	2,500	2,919,400
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	6,715	7,223,527
Rockdale Co Dev Auth - Pratt Paper AMT†	4.00%		1/1/2038	NR	5,205	5,313,056
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	6,300	6,605,235
Selma IDB - Intl Paper	2.00	%#(a)	11/1/2033	BBB	1,000	1,034,710
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB	10,435	10,882,557
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	6,950	7,606,844
VA Small Bus Fing - Covanta AMT†	5.00	%#(a)	1/1/2048	B-	440	449,816
Valdez Marine Term - BP	5.00%		1/1/2021	A1	10,000	10,188,800
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	740	762,977
Valparaiso Facs - Pratt Paper AMT	6.75%		1/1/2034	NR	5,000	5,383,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Warren Co - Intl Paper	2.90	%#(a)	9/1/2032	BBB	$7,500	$7,925,775
West Pace Coop Dist(d)	9.125%		5/1/2039	NR	4,900	2,842,000	(e)
Whiting Env Facs - BP AMT	5.00	%#(a)	11/1/2045	A1	6,855	7,433,631
Whiting Env Facs - BP Rmkt	5.25%		1/1/2021	A1	5,000	5,100,600
WI PFA - American Dream†	5.00%		12/1/2027	NR	7,000	6,211,590
WI PFA - American Dream†	6.75%		12/1/2042	NR	5,000	4,385,700
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB-	6,500	7,381,335
WI PFA - TRIPS AMT	5.25%		7/1/2028	BBB+	3,750	3,913,312
Total						430,479,833

Education 4.53%

CA Fin Auth - Biola Univ	5.00%		10/1/2028	Baa1	420	453,848
CA Fin Auth - Biola Univ	5.00%		10/1/2030	Baa1	430	461,020
Ca State Univ	5.00%		11/1/2024	Aa2	3,700	3,929,474
CA State Univ Sys	5.00%		11/1/2024	NR	1,300	1,378,377
CA State Univ Sys	5.00%		11/1/2026	Aa2	2,750	3,383,023
Cap Trust Ed - Renaissance Charter†	5.00%		6/15/2039	NR	2,160	2,257,070
Chicago Brd Ed	5.00%		12/1/2034	BB-	3,000	3,204,390
Chicago Brd Ed	5.00%		12/1/2036	BB-	9,000	9,548,730
Cleveland State Univ	5.00%		6/1/2024	A+	1,775	1,881,269
Clifton Higher Ed - Intl Ldrshp Sch	5.125%		8/15/2030	NR	3,500	3,826,060
CT Ed Facs - Univ of Hartford	4.00%		7/1/2039	BBB-	1,875	1,902,188
CT Hlth & Ed - Quinnipiac Univ	5.00%		7/1/2033	A-	8,230	9,303,768
Cuyahoga CCD	5.00%		8/1/2020	Aa2	935	938,600
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2027	BB+	2,000	2,143,980
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2032	BB+	2,400	2,558,856
Fulton Co Dev - GA Tech Athletic Assoc	5.00%		10/1/2022	A2	215	234,346
IL Fin Auth - IL Inst of Tech	4.00%		9/1/2035	Baa3	2,600	2,678,416
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2030	Baa3	625	720,956
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2031	Baa3	600	686,904
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2032	Baa3	500	568,540
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2033	Baa3	1,000	1,129,350
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2034	Baa3	2,620	2,948,207
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2036	Baa3	3,225	3,605,937
IL Fin Auth - Loyola Univ Chicago	5.00%		7/1/2025	A+	8,620	9,304,945
IL Fin Auth - Noble Chtr Sch	5.00%		9/1/2025	BBB	1,500	1,631,820
IL Fin Auth - Univ Chicago	5.00%		10/1/2030	Aa2	8,000	9,296,480
MA DFA - Emerson Clg	5.00%		1/1/2026	BBB+	5,135	5,792,999
MA DFA - Emerson Clg	5.00%		1/1/2027	BBB+	2,700	3,033,180
MA DFA - Emerson Clg	5.00%		1/1/2028	BBB+	1,810	2,027,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

MA DFA - Emmanuel College	5.00%		10/1/2032	Baa2	$5,000	$5,646,050
Marietta Dev Auth - Life Univ†	5.00%		11/1/2037	Ba3	1,500	1,540,635
NC Cap Facs - High Point Univ	5.00%		5/1/2032	A-	2,500	2,563,950
Nova Southeastern Univ	5.00%		4/1/2037	A-	5,000	5,867,100
Nova Southeastern Univ	5.00%		4/1/2038	A-	2,500	2,925,750
NV Dept of Bus & Ind - Somerset Academy†	4.50%		12/15/2029	BB	710	720,962
NV Dept of Bus & Ind - Somerset Academy†	5.00%		12/15/2038	BB	1,000	1,008,520
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2026	A-	5,000	5,761,650
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2027	A-	10,000	11,507,300
NY Dorm - Pace Univ	5.00%		5/1/2021	BBB-	1,845	1,897,140
NY Dorm - Pace Univ	5.00%		5/1/2023	BBB-	980	1,073,629
NY Dorm - Pace Univ	5.00%		5/1/2026	BBB-	980	1,058,861
NY Dorm - PIT	4.00%		2/15/2034	AA+	5,000	5,700,250
NY Dorm - SUNY	5.00%		7/1/2026	Aa3	2,000	2,371,960
NY Dorm - SUNY	5.00%		7/1/2027	Aa3	500	588,885
NY Dorm - SUNY	5.00%		7/1/2027	Aa3	4,880	5,766,452
NY Dorm - SUNY	5.00%		7/1/2028	Aa3	4,110	4,846,142
NY Dorm - SUNY	5.00%		7/1/2029	Aa3	2,750	3,225,750
Penn State Univ	5.00%		9/1/2037	Aa1	2,545	3,335,833
Pima IDA - American Leadership Acad†	4.75%		6/15/2037	NR	4,500	4,427,865
Private Clgs & Univs Auth - SCAD	5.00%		4/1/2029	A3	1,500	1,681,425
Private Clgs & Univs Auth - SCAD	5.00%		4/1/2031	A3	1,360	1,514,591
Troy Cap Res Corp - RPI	5.00%		8/1/2024	A3	1,000	1,131,860
Troy Cap Res Corp - RPI	5.00%		8/1/2025	A3	2,630	3,040,490
Troy Cap Res Corp - RPI	5.00%		8/1/2026	A3	1,000	1,163,640
Troy Cap Res Corp - RPI	5.00%		8/1/2027	A3	1,600	1,852,800
Univ of Connecticut	5.00%		11/1/2032	A+	3,740	4,710,717
Univ of CT	5.00%		4/15/2031	A+	8,605	10,803,578
Univ of CT	5.00%		4/15/2035	A+	5,350	6,592,805
Univ of Houston	5.00%		2/15/2029	AA	10,280	12,515,797
Univ of Illinois (AGM)	4.00%		4/1/2033	AA	4,905	5,513,416
Univ of Illinois (AGM)	4.00%		4/1/2034	AA	5,100	5,714,040
Univ of North Carolina - Wilmington	5.00%		6/1/2023	A1	2,435	2,688,070
Univ of North Carolina - Wilmington	5.00%		6/1/2024	A1	2,560	2,906,598
VA Clg Bldg Auth	4.00%		9/1/2035	AA+	8,795	10,220,318
Wayne State Univ	4.00%		11/15/2034	Aa3	3,900	4,349,163
Total						239,063,943

Energy 0.50%

PEFA Gas	5.00	%#(a)	9/1/2049	A3	22,000	26,577,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Financial Services 0.52%

Berks Co IDA - Tower Hlth	4.00%	11/1/2031	BBB+	$2,280	$2,402,983
Berks Co IDA - Tower Hlth	5.00%	11/1/2030	BBB+	1,315	1,531,830
MA Ed Fin Auth AMT	3.625%	7/1/2034	AA	15,000	15,410,700
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2030	Aaa	2,350	2,470,156
NJ Higher Ed Assistance Auth AMT	4.00%	12/1/2032	Aaa	2,690	2,876,471
NJ Higher Ed Assistance Auth AMT	4.00%	12/1/2034	Aaa	2,400	2,547,384
Total					27,239,524

General Obligation 17.73%

Barrington SD(b)	4.00%	12/1/2036	AAA	2,650	3,088,999
Barrington SD(b)	4.00%	12/1/2038	AAA	6,315	7,302,729
Barrington SD(b)	4.00%	12/1/2039	AAA	2,000	2,306,940
Bellwood GO	5.875%	12/1/2027	A	5,000	5,492,850
Bellwood GO	6.15%	12/1/2032	A	3,770	4,126,529
CA State GO	0.888% (1 Mo. LIBOR * .70 + .76%)#	12/1/2031	Aa2	5,000	4,998,600
CA State GO	3.00%	10/1/2033	Aa2	14,150	15,710,179
CA State GO	4.00%	3/1/2036	Aa2	21,330	25,896,326
CA State GO	4.00%	10/1/2036	Aa2	5,000	6,013,450
CA State GO	4.00%	3/1/2046	Aa2	3,500	4,123,105
CA State GO	5.00%	10/1/2027	Aa2	10,000	11,149,500
CA State GO	5.00%	9/1/2030	Aa2	10,000	12,056,200
CA State GO	5.00%	4/1/2032	Aa2	13,850	19,674,479
CA State GO (AGM)	5.25%	8/1/2032	AA	20,000	28,258,400
Chabot/Las Positas CCD	5.00%	8/1/2023	AA	3,000	3,433,950
Chicago Brd Ed	5.00%	12/1/2029	BB-	3,000	3,293,250
Chicago Brd Ed	5.00%	12/1/2030	BB-	3,500	3,870,020
Chicago Brd Ed	5.00%	12/1/2030	BB-	5,100	5,590,212
Chicago Brd Ed	5.00%	12/1/2031	BB-	1,500	1,636,350
Chicago Brd Ed	5.00%	12/1/2031	BB-	3,100	3,106,789
Chicago Brd Ed	5.00%	12/1/2032	BB-	4,845	5,252,125
Chicago Brd Ed	5.00%	12/1/2033	BB-	900	971,415
Chicago Brd Ed	5.00%	12/1/2034	BB-	475	511,057
Chicago Brd Ed	5.00%	12/1/2035	BB-	450	482,238
Chicago Brd Ed	5.00%	12/1/2046	BB-	7,500	7,896,300
Chicago Brd Ed†	6.75%	12/1/2030	BB-	5,000	6,070,650
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,860	3,324,292
Chicago GO	5.00%	1/1/2022	BBB+	7,770	7,899,914
Chicago GO	5.00%	1/1/2024	BBB+	15,000	15,843,300
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,475,440
Chicago GO	5.00%	1/1/2028	BBB+	6,900	7,572,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago GO	5.00%	1/1/2029	BBB+	$7,750	$8,574,057
Chicago GO	5.00%	1/1/2030	BBB+	2,000	2,230,360
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,365,341
Chicago GO	5.00%	1/1/2034	BBB+	7,625	8,003,505
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,312,784
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,117,803
Chicago GO	5.50%	1/1/2037	BBB+	1,250	1,335,213
Chicago GO	5.50%	1/1/2049	BBB+	3,750	4,115,025
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,084,010
Chicago GO	5.75%	1/1/2033	BBB+	7,000	7,926,590
Chicago GO	6.00%	1/1/2038	BBB+	12,840	14,516,262
Chicago GO (NPFGC)(FGIC)	Zero Coupon	1/1/2031	BBB+	1,510	963,591
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,567,610
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA+	6,715	8,104,669
Chicago Met Water Reclmtn Dist	5.25%	12/1/2034	AA+	10,465	15,300,144
City of Schaumburg	3.00%	12/1/2031	AAA	1,300	1,383,707
City of Skokie	3.00%	12/1/2029	Aa2	1,080	1,202,429
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,708,579
Clark Co GO	4.00%	6/1/2037	AA+	6,890	8,035,256
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,843,369
Clark Co Sch Dist (AGM)	3.00%	6/15/2037	AA	12,195	12,812,433
Clark Co SD (AGM)	4.00%	6/15/2036	AA	1,250	1,466,413
Clark Co SD (AGM)	5.00%	6/15/2028	AA	1,000	1,278,200
Clark Co SD (AGM)	5.00%	6/15/2029	AA	1,750	2,283,382
Clark Co SD (AGM)	5.00%	6/15/2031	AA	650	857,292
Clark Co SD (AGM)	5.00%	6/15/2033	AA	1,380	1,793,407
Cook Co GO	5.00%	11/15/2020	A+	5,000	5,044,150
Cook Co GO	5.00%	11/15/2021	A+	5,000	5,144,550
Cook Co GO	5.00%	11/15/2025	A+	6,000	6,342,780
Cook Co GO	5.25%	11/15/2023	A+	10,510	10,931,871
CT State GO	4.00%	1/15/2034	A1	7,230	8,482,019
CT State GO	4.00%	4/15/2037	A1	1,825	2,087,179
CT State GO	4.00%	6/15/2037	A1	775	881,702
CT State GO	5.00%	10/15/2028	A1	12,500	15,344,875
CT State GO	5.00%	1/15/2030	A1	12,500	16,222,750
CT State GO	5.00%	6/15/2032	A1	2,000	2,483,860
CT State GO	5.00%	11/15/2033	A1	3,000	3,534,510
CT State GO	5.00%	6/15/2034	A1	1,100	1,354,958
CT State GO	5.00%	6/15/2035	A1	1,125	1,380,364
CT State GO	5.00%	4/15/2036	A1	1,150	1,425,943
Deforest Sch Dist	3.00%	4/1/2038	AA+	4,000	4,309,000
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	248,700
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,797,131
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,425,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Geneva USD	5.00%	1/1/2029	AA+	$2,200	$2,782,186
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,762,068
HI State GO	5.00%	8/1/2026	AA+	7,590	8,939,122
Hinsdale GO	4.00%	1/15/2037	AAA	6,065	7,079,432
Houston GO	5.00%	3/1/2024	AA	2,000	2,324,000
Howard Co GO	3.00%	8/15/2036	AAA	1,910	2,078,749
Howard Co GO	3.00%	8/15/2037	AAA	2,255	2,446,630
Howard Co GO	3.00%	8/15/2038	AAA	1,500	1,622,850
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,766,890
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,657,464
IL State GO	5.00%	8/1/2024	BBB-	14,565	15,101,575
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,432,500
IL State GO	5.00%	2/1/2028	BBB-	13,620	14,746,646
IL State GO	5.00%	11/1/2029	BBB-	2,800	2,998,716
IL State GO	5.00%	10/1/2032	BBB-	8,300	8,915,445
IL State GO	5.00%	10/1/2033	BBB-	5,000	5,366,150
IL State GO	5.25%	5/1/2023	BBB-	5,000	5,300,500
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,644,322
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,436,619
IL State GO	5.50%	5/1/2030	BBB-	3,395	3,876,547
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,231,050
IL State GO	5.50%	5/1/2039	BBB-	11,000	12,396,340
LA State GO	5.00%	5/1/2028	AA-	11,180	13,237,344
LA State GO	5.00%	3/1/2031	AA-	5,000	6,473,650
Lake Cnty IL Sch Dist #113	4.00%	1/1/2032	Aaa	4,130	4,952,489
Lake Co GO	3.50%	11/30/2031	AAA	1,825	1,969,887
Lane Co Sch Dist #4J	4.00%	6/15/2034	Aa1	9,000	9,950,850
Lubbock GO	5.00%	2/15/2026	AA+	11,810	14,121,807
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,480,400
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,845,225
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,693,000
Memphis TN GO	4.00%	5/1/2038	AA	6,395	7,481,702
MI Strategic Fund - I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,762,500
Miami-Dade Co GO	5.00%	7/1/2038	AA	4,830	6,247,025
MS State GO	3.00%	10/1/2034	AA	6,650	7,339,804
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	12,184,600
NJ State GO	5.00%	6/1/2027	A-	3,650	4,498,552
NJ State GO	5.00%	6/1/2029	A-	5,000	6,083,600
NV State GO	5.00%	11/1/2026	AA+	7,500	9,069,975
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,838,925
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2031	AA	5,370	6,831,929
NYC GO	5.00%	10/1/2021	Aa1	6,000	6,342,240
NYC GO	5.00%	8/1/2022	Aa1	10,010	10,503,593
NYC GO	5.00%	8/1/2025	Aa1	12,000	13,545,960
NYC GO	5.00%	8/1/2026	Aa1	5,235	5,584,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

NYC GO	5.00%		8/1/2032	Aa1		$1,750	$2,234,680
NYC GO	5.00%		10/1/2032	Aa1		3,500	4,534,670
NYC GO	5.00%		10/1/2033	Aa1		4,500	5,798,610
NYC GO	5.00%		12/1/2041	Aa1		14,000	16,662,240
PA State GO	4.00%		3/1/2035	Aa3		12,500	14,652,750
PA State GO	4.00%		3/1/2038	Aa3		8,020	9,309,776
PA State GO	5.00%		1/15/2028	Aa3		10,000	12,549,400
Peralta CCD	5.00%		8/1/2021	AA-		3,000	3,154,020
Perris UHSD (AGM)	4.00%		9/1/2037	AA		2,000	2,339,080
Perris UHSD (AGM)	4.00%		9/1/2039	AA		5,050	5,826,084
Perris UHSD (AGM)	4.00%		9/1/2040	AA		1,935	2,209,054
Philadelphia GO	5.00%		2/1/2030	A		2,750	3,626,892
Philadelphia GO	5.00%		2/1/2031	A		2,500	3,237,200
Philadelphia GO	5.00%		2/1/2032	A		1,750	2,250,360
Philadelphia GO	5.00%		2/1/2033	A		2,500	3,193,250
Philadelphia Sch Dist	5.00%		9/1/2026	A2		500	611,475
Philadelphia Sch Dist	5.00%		9/1/2027	A2		600	751,008
Philadelphia Sch Dist	5.00%		9/1/2028	A2		500	640,235
Philadelphia Sch Dist	5.00%		9/1/2030	A2		2,500	3,217,325
Philadelphia Sch Dist	5.00%		9/1/2031	A2		2,500	3,196,625
Philadelphia Sch Dist	5.00%		9/1/2032	A2		3,200	4,061,952
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA		5,000	6,014,500
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA		5,000	5,984,200
PR Comwlth GO(d)	5.00%		7/1/2041	Ca		1,250	787,500
PR Comwlth GO (AGM)	5.00%		7/1/2035	AA		2,115	2,140,951
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA		855	881,873
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		1,285	1,286,491
PR Pub Bldg Auth GTD (AMBAC)	10.00	%#(a)	7/1/2035	Ca		4,245	4,506,195
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-		2,240	2,633,882
RI State GO	5.00%		8/1/2029	AA		7,500	9,481,200
Romeoville GO	4.00%		12/30/2036	Aa2		4,725	5,467,723
Romeoville GO	4.00%		12/30/2037	Aa2		3,800	4,384,022
VT EDA - Casella Waste AMT†	4.625	%#(a)	4/1/2036	B		750	812,648	(e)
WA State GO	5.00%		8/1/2022	Aaa		14,245	14,982,464
Wake Co Ltd Ob	4.00%		12/1/2031	AA+		5,000	5,819,000
Williamson Co GO	3.00%		2/15/2034	AAA		13,400	14,825,224
Total							935,061,994

Health Care 13.97%
Alachua Co Hlth - East Ridge Ret Vlg	5.00%		11/15/2024	B-	(c)	3,690	3,379,560
Alachua Co Hlth - East Ridge Ret Vlg	5.625%		11/15/2029	B-	(c)	1,000	857,790
Allegheny Co Hosp Auth - UPMC	4.00%		7/15/2038	A		3,750	4,207,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Allegheny County Health Network	5.00%		4/1/2030	A		$4,750	$5,827,395
Allegheny County Health Network	5.00%		4/1/2031	A		6,000	7,311,780
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	7,435,470
AR DFA - Baptist Mem Hlth	1.68% (MUNIPSA * 1 + 1.55	%)#	9/1/2044	BBB+		12,000	11,895,240
Atlantic Beach Hlth Facs - Fleet Landing	5.00%		11/15/2028	BBB	(c)	2,020	2,108,900
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%		2/1/2030	A1		6,000	6,319,860
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR		3,075	2,894,528
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,683,944
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,092,060
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,179,780
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,293,873
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,009,366
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,397,812
CA Hlth - Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+		1,250	1,492,388
CA Hlth - Sutter Hlth	5.00%		11/15/2032	A+		2,000	2,481,040
CA Hlth - Sutter Hlth	5.00%		11/15/2033	A+		2,450	3,026,754
CA Hlth - Sutter Hlth	5.00%		11/15/2034	A+		3,350	4,126,798
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000	6,095,850
CA Muni Fin - Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305	3,756,926
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-		1,000	1,093,330
CA Stwde - Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-		1,500	1,645,590
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,276,090
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,191,550
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,391,975
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,104,970
City of Oroville- Oroville Hsp	5.25%		4/1/2034	BB		2,300	2,504,217
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2029	AA-		7,090	8,497,578
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2030	AA-		4,500	5,384,565
CO Hlth Fac Auth - CommonSpirit	4.00%		8/1/2039	BBB+		2,500	2,730,450
CO Hlth Facs - Valley View Hosp	2.80	%#(a)	5/15/2042	A-		2,380	2,491,027
CO Hlth Facs Auth - Commonspirit	5.00%		8/1/2031	BBB+		3,000	3,686,700
CO Hlth Facs- Adventhealth Obligated	4.00%		11/15/2043	AA		6,715	7,544,437
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2032	BB+		370	423,121
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2034	BB+		225	253,193
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2039	BB+		1,000	1,088,490
CT Hlth & Ed - Trinity Hlth Corp	5.00%		12/1/2041	AA-		5,150	5,999,904
CT Hlth & Ed Fac Auth - Nuvance Hlt	4.00%		7/1/2034	A-		1,750	1,925,700
CT Hlth & Ed Fac Auth - Nuvance Hlt	4.00%		7/1/2035	A-		2,500	2,738,750
CT Hlth & Ed Fac Auth - Nuvance Hlt	5.00%		7/1/2028	A-		5,000	6,133,450
CT Hlth & Ed Fac Auth - Nuvance Hlt	5.00%		7/1/2029	A-		5,250	6,544,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2037	BBB-		$5,000	$5,565,700
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	2,028,695
Decatur Hsp - Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,262,434
Decatur Hsp - Wise Hlth	5.25%		9/1/2029	BBB-		800	895,640
Duluth EDA - St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,517,410
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,081,116
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,786,395
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,171,710
Fairfax Co EDA - Vinson Hall	4.50%		12/1/2032	BBB+	(c)	2,500	2,548,250
Franklin Co IDA - Menno-Haven	5.00%		12/1/2031	NR		1,000	999,090
Franklin Co IDA - Menno-Haven	5.00%		12/1/2033	NR		1,000	990,330
Franklin Co IDA - Menno-Haven	5.00%		12/1/2038	NR		1,000	963,810
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%		2/15/2033	A		9,465	11,951,455
Geisinger Health	4.00%		4/1/2039	AA-		8,000	9,204,640
Geisinger Health	5.00	%#(a)	4/1/2043	AA-		10,000	12,907,800
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,513,710
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2035	A-		3,300	3,870,570
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,505,350
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2037	A-		10,000	11,650,600
Guadalupe Co - Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,302,490
Harris Co Cultural Ed - Brazos	4.00%		1/1/2023	BBB-	(c)	735	739,645
Harris Co Cultural Ed - Brazos	6.375%		1/1/2033	BBB-	(c)	1,385	1,463,793
HI Dept Budget - Kahala Nui	5.00%		11/15/2027	A	(c)	1,500	1,633,560
IA Fin Auth - Iowa Fertilizer Co	5.25	%#(a)	12/1/2050	BB-		8,095	8,447,861
IL Fin Auth - Ascension Health	4.00%		2/15/2033	AA+		5,000	5,658,050
IL Fin Auth - Centegra Hlth	5.00%		9/1/2034	AA+		1,015	1,145,001
Il Fin Auth - Lutheran Life	5.00%		11/1/2035	NR		2,245	2,256,494
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2031	AA-		2,000	2,607,180
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2033	AA-		1,250	1,603,700
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,272,460
IL Fin Auth - Plymouth Place	5.00%		5/15/2030	BB+	(c)	1,690	1,722,786
IL Fin Auth - Silver Cross Hsp	5.00%		8/15/2035	Baa1		4,500	5,039,820
Jefferson Co Hlth - Norton Healthcare	4.00%		10/1/2039	A		1,185	1,307,576
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(c)	1,400	1,510,810
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(c)	1,000	1,090,540
Kirkwood IDA - Aberdeen Heights	5.25%		5/15/2037	BB	(c)	2,000	1,980,020
KY EDFA - Masonic Homes	5.375%		11/15/2032	NR		2,385	2,392,465
KY EDFA - Owensboro Hlth	5.00%		6/1/2029	Baa3		4,235	4,696,615
KY EDFA - Owensboro Hlth	5.00%		6/1/2032	Baa3		6,000	6,557,340
Lee Memorial Hlth System	5.00%		4/1/2036	A+		4,535	5,478,189
Lehigh Co - Lehigh Valley Health Network	5.00%		7/1/2029	A+		4,300	5,490,154
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2034	A		1,000	1,228,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MA DFA - Beth Israel Lahey Hlth	5.00%	7/1/2036	A		$2,000	$2,436,840
MA DFA - Atrius Hlth	5.00%	6/1/2039	BBB		1,250	1,428,988
MA DFA - Partners Hlthcare Sys	5.00%	7/1/2030	AA-		9,660	11,968,257
MA DFA - Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000	2,151,780
MA DFA - Wellforce Hlth	4.00%	7/1/2037	BBB+		3,930	4,182,738
MA DFA - Wellforce Hlth	5.00%	7/1/2038	BBB+		1,000	1,156,200
MA DFA - Wellforce Hlth	5.00%	7/1/2039	BBB+		2,250	2,585,678
Maricopa Cnty AZ IDA - Banner Health	5.00%	1/1/2028	AA-		5,000	6,255,150
Maricopa Co IDA - Honor Health	5.00%	9/1/2033	A2		500	605,215
Maricopa Co IDA - Honor Health	5.00%	9/1/2034	A2		1,000	1,207,050
Maricopa Co IDA - Honor Health	5.00%	9/1/2035	A2		1,000	1,202,230
Maricopa Co IDA - Honor Health	5.00%	9/1/2036	A2		1,800	2,155,950
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB+		1,100	1,163,041
ME Hlth & HI Ed - Mainegeneral Hlth	6.00%	7/1/2026	Ba3		7,755	7,994,397
Meadville Med Center	6.00%	6/1/2036	NR		3,830	4,260,798
Met Nash/Davidson Hlth - Vanderbilt Med	5.00%	7/1/2031	A3		1,300	1,520,480
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,224,683
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	NR		7,250	7,898,295
MI Fin Auth - Trinity Health	4.00%	12/1/2039	AA-		7,065	8,081,442
MI Fin Auth - Trinity Health	5.00%	12/1/2035	AA-		5,000	6,088,000
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,667,070
Miami Dade Co Hlth - Miami Childrens Hsp	5.125%	8/1/2037	A		12,150	13,257,594
Miami Dade Co Hlth - Miami Childrens Hsp	5.25%	8/1/2042	A		8,855	9,692,772
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2024	Ba1		4,000	4,347,840
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2026	Ba1		2,000	2,207,260
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2028	Ba1		3,000	3,270,180
Montgomery Co IDA - Jefferson Hlth	4.00%	9/1/2036	A		1,350	1,492,047
Montgomery Co IDA - Jefferson Hlth	4.00%	9/1/2038	A		2,250	2,471,063
Montgomery Co IDA - Jefferson Hlth	4.00%	9/1/2039	A		4,140	4,534,169
Montgomery Co IDA - Whitemarsh	4.00%	1/1/2023	NR		2,705	2,703,079
Montgomery Co IDA - Whitemarsh	5.00%	1/1/2030	NR		2,000	2,019,220
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		335	335,000
Moon IDC - Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,694,392
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		10,500	10,942,365
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	A3		3,000	3,277,410
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,567,289
NC Med - Southminster	5.00%	10/1/2031	NR		1,750	1,784,650
New Hope Cult Ed - Carillon	5.00%	7/1/2036	NR		1,250	1,161,438
New Hope Cult Ed Facs - Crestview	5.00%	11/15/2031	BB+	(c)	850	855,942
New Hope Ed Facs - Childrens Hlth	5.00%	8/15/2026	Aa2		2,000	2,468,500
New Hope Ed Facs - Childrens Hlth	5.00%	8/15/2028	Aa2		3,170	4,002,981
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2028	AA-		5,500	6,820,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NJ Hlth - St Josephs Hlth	5.00%		7/1/2028	BBB-		$1,300	$1,511,588
NJ Hlth - St Josephs Hlth	5.00%		7/1/2029	BBB-		1,605	1,854,882
NJ Hlth - St Josephs Hlth	5.00%		7/1/2030	BBB-		1,100	1,263,867
NJ Hlth - St Josephs Hlth	5.00%		7/1/2031	BBB-		1,110	1,269,884
NJ Hlth - St Peters Univ Hsp	5.25%		7/1/2021	BB+		545	546,161
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BB+		6,500	6,520,020
NJ Hlth - St Peters Univ Hsp	6.00%		7/1/2026	BB+		5,500	5,677,485
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,248,740
NJ Hlth Fin Auth - Valley Health	4.00%		7/1/2036	A		1,000	1,120,290
NJ Hlth Fin Auth - Valley Health	4.00%		7/1/2037	A		1,000	1,114,890
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2029	A		1,000	1,265,330
NM Hsp - Haverland	5.00%		7/1/2032	BBB-	(c)	1,000	1,009,070
Norfolk EDA - Sentara Hlth	5.00	%#(a)	11/1/2048	AA		5,500	7,081,855
NY Dorm - Catholic Hlth	4.00%		7/1/2037	BBB		1,100	1,186,889
NY Dorm - Catholic Hlth	4.00%		7/1/2039	BBB		1,000	1,072,780
NY Dorm - Catholic Hlth	4.00%		7/1/2040	BBB		850	909,551
NY Dorm - Catholic Hlth	5.00%		7/1/2036	BBB		1,625	1,917,679
NY Dorm - Montefiore	4.00%		8/1/2036	BBB		1,650	1,785,762
NY Dorm - Montefiore	4.00%		9/1/2036	BBB		1,005	1,097,912
NY Dorm - Montefiore	4.00%		8/1/2037	BBB		650	702,364
NY Dorm - Montefiore	4.00%		8/1/2038	BBB		900	969,849
NY Dorm - Montefiore	4.00%		9/1/2038	BBB		1,890	2,057,775
NY Dorm - Montefiore	4.00%		9/1/2040	BBB		800	868,864
NY Dorm - Montefiore	5.00%		9/1/2031	BBB		800	962,912
NY Dorm - Montefiore	5.00%		9/1/2032	BBB		1,300	1,559,116
NY Dorm - Montefiore	5.00%		8/1/2033	BBB		900	1,059,381
NY Dorm - Montefiore	5.00%		9/1/2033	BBB		1,000	1,196,070
NY Dorm - Montefiore	5.00%		8/1/2034	BBB		500	587,395
NY Dorm - Montefiore	5.00%		9/1/2034	BBB		2,380	2,842,029
NY Dorm - Montefiore	5.00%		8/1/2035	BBB		900	1,055,277
NY Dorm - Montefiore	5.00%		9/1/2035	BBB		2,620	3,124,140
NY Dorm - Orange Reg Med Ctr†	5.00%		12/1/2030	BBB-		1,100	1,299,727
NY Dorm - Orange Reg Med Ctr†	5.00%		12/1/2031	BBB-		1,600	1,881,664
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2026	BBB-		1,500	1,793,250
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2027	BBB-		1,300	1,563,679
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2028	BBB-		2,000	2,389,160
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2029	BBB-		2,700	3,207,654
NYC Hlth & Hsp Corp	5.00%		2/15/2023	Aa2		4,000	4,414,960
OH Hosp Fac - Premier Hlt	4.00%		11/15/2039	Baa1		6,000	6,325,740
OK DFA - OU Med	5.00%		8/15/2033	Baa3		5,045	5,873,339
OK DFA - OU Med	5.00%		8/15/2038	Baa3		2,645	3,030,535
OK DFA - OU Med	5.25%		8/15/2043	Baa3		5,105	5,906,026
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%		12/1/2035	AA		1,000	1,151,750
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%		12/1/2036	AA		1,250	1,433,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Oneida Co - Mohawk Valley Hlth (AGM)	4.00%		12/1/2037	AA		$2,210	$2,526,627
OR Hosp Fac - Salem Health	5.00%		5/15/2029	A+		3,275	4,203,168
OR Hosp Fac - Salem Health	5.00%		5/15/2030	A+		4,660	5,932,366
Oroville - Oroville Hsp	5.25%		4/1/2039	BB		440	471,205
Palomar Hlth	5.00%		11/1/2036	BBB		2,980	3,403,607
Palomar Hlth Care Dist COPS	5.25%		11/1/2021	Ba1		1,620	1,646,244
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2029	BBB-		1,915	2,210,829
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2030	BBB-		4,775	5,499,081
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2032	BBB-		4,055	4,614,266
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2033	BBB-		4,870	5,514,593
Philadelphia IDA - Wesley	5.00%		7/1/2037	BB	(c)	2,390	2,302,550
Philadelphia IDA - Wesley	5.00%		7/1/2042	BB	(c)	1,000	934,230
San Buenaventura - Cmnty Mem Hlth	8.00%		12/1/2026	BB		10,050	10,854,904
SE Port Auth - Memorial Hlth	5.00%		12/1/2035	BB-	(c)	3,850	3,939,166
SE Port Auth - Memorial Hlth	5.50%		12/1/2029	BB-	(c)	750	794,543
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2026	AA-		3,000	3,611,910
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2027	AA-		3,620	4,437,975
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2028	AA-		2,625	3,208,275
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2023	NR		3,735	4,309,443
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2024	NR		4,500	5,389,200
Tampa Hlth & Ed - Lee Moffit Cancer Center	4.00%		7/1/2039	A2		2,650	2,980,216
Tampa Hlth & Ed - Moffit Cancer	4.00%		7/1/2038	A2		4,755	5,381,709
Tulsa Co Industrial Auth - Montereau	5.25%		11/15/2037	BBB-	(c)	1,250	1,299,438
Tyler Hlth - Mother Frances Hsp	5.50%		7/1/2027	NR		3,975	4,176,970
Univ of CA	5.00%		5/15/2034	AA-		12,250	15,211,070
VA Clg Bldg Auth	4.00%		2/1/2034	AA+		19,965	23,672,301
WA HFC - Rockwood†	6.00%		1/1/2024	NR		890	912,375
WA Hlth - Fred Hutchinson Cancer Ctr	1.224% (1 Mo. LIBOR * .67 + 1.10	%)#	1/1/2042	A+		4,000	3,999,080
WA Hsg - Transforming Age†	2.375%		1/1/2026	BB	(c)	1,800	1,653,570
WI Hlth & Ed - American Baptist	5.00%		8/1/2032	NR		1,375	1,318,350
WI Hlth & Ed - American Baptist	5.00%		8/1/2037	NR		1,500	1,377,420
WI Hlth & Ed - Aurora Hlth	5.00%		7/15/2026	Aa3		5,575	5,846,447
WI Hlth & Ed - Marshfield Hlth	5.00	%#(a)	2/15/2051	A-		5,000	5,955,350
WI PFA - Alabama Proton†	6.85%		10/1/2047	NR		2,160	2,433,737
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2027	Ba3		3,450	3,591,450
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2032	Ba3		2,275	2,337,927
WV Hsp - Herbert Thomas Hlth(d)	6.00%		10/1/2020	NR		760	270,560
WV Hsp - WV United Health Sys	4.00%		6/1/2030	A		5,500	6,160,220
Total							736,797,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing 1.05%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		$500	$553,625
CA Cmty Hsg - Verdant†	5.00%	8/1/2049	NR		400	429,564
CA HFA - MFH	4.00%	3/20/2033	BBB+		6,998	7,512,587
CA HFA - MFH	4.25%	1/15/2035	BBB+		4,447	4,863,390
CA Muni Fin - Park Wstrn Apts (FNMA)	2.65%	8/1/2036	Aaa		4,460	4,671,680
CA State GO	5.00%	11/1/2031	Aa2		10,000	12,772,400
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2026	Baa1		1,000	1,125,200
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2027	Baa1		750	839,145
CA Stwde - Lancer Student Hsg†	5.00%	6/1/2034	NR		380	390,997
CA Stwde - Lancer Student Hsg†	5.00%	6/1/2039	NR		650	658,372
MD State Hsg CDA	3.00%	9/1/2039	Aa1		10,000	10,535,800
MO State Hsg Dev Cmmn (GNMA)	4.25%	5/1/2047	AA+		2,315	2,575,808
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2030	BBB-		2,500	2,501,000
NYC IDA - Yankee Stadium (FGIC)	1.187% (CPI Based )#	3/1/2021	Baa1		3,850	3,825,822
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2032	Baa3		1,080	1,160,179
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(c)	1,000	1,036,720
Total						55,452,289

Lease Obligations 6.20%

Alachua Cnty School Brd COPs (AGM)	5.00%	7/1/2029	AA		7,530	9,796,756
Broward Co Sch Brd COP	5.00%	7/1/2021	Aa3		5,000	5,232,300
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	Aa3		3,000	3,403,110
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	Aa3		3,250	3,365,148
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	Aa3		1,000	1,062,780
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	Aa3		4,200	4,544,484
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-		5,640	6,213,532
Dallas Civic Ctr (AGC)	5.00%	8/15/2021	AA		3,800	3,814,098
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A		6,405	6,428,698
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA		5,930	6,159,491
Houston CO Coop Dist - Country Crossing	Zero Coupon	6/7/2013	NR		1,768	247,520	(e)
Hudson Yards	5.00%	2/15/2029	Aa2		3,500	4,304,055
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,000	3,291,990
IN Fin Auth - Stadium	5.25%	2/1/2029	AA+		2,500	2,952,100
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-		7,470	7,872,857
LA PFA - Hurricane Recovery	5.00%	6/1/2023	A1		3,200	3,611,040
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA+		1,250	1,370,913
Loudoun Co EDA	4.00%	12/1/2033	AA+		14,900	18,229,107
MI St Bldg Auth	5.00%	4/15/2036	Aa2		3,000	3,901,800
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	Aa2		3,865	4,082,831
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	Aa2		6,915	7,303,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Miami Dade Co Sch Dist GO	4.00%	3/15/2034	Aa2	$4,535	$5,182,915
NJ EDA - Bldgs	5.00%	6/15/2036	BBB+	1,320	1,459,973
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+	8,450	9,388,203
NJ EDA - Sch Facs	1.73% (MUNIPSA * 1 + 1.60%)#	3/1/2028	BBB+	5,000	4,842,950
NJ EDA - Sch Facs	4.00%	6/15/2028	BBB+	3,540	3,690,415
NJ EDA - Sch Facs	4.00%	6/15/2030	BBB+	7,500	7,777,350
NJ EDA - Sch Facs	5.00%	6/15/2025	BBB+	5,085	5,674,402
NJ EDA - Sch Facs	5.00%	3/1/2029	BBB+	7,500	7,918,725
NJ EDA - Sch Facs	5.00%	6/15/2034	BBB+	3,000	3,321,510
NJ EDA - Sch Facs	5.00%	6/15/2035	BBB+	1,000	1,103,400
NJ EDA - Sch Facs	5.00%	6/15/2035	BBB+	4,925	5,299,497
NJ EDA - Sch Facs	5.00%	6/15/2042	BBB+	1,400	1,518,762
NJ EDA - Sch Facs	5.25%	9/1/2023	BBB+	6,545	6,693,179
NJ EDA - Sch Facs	5.25%	9/1/2025	BBB+	5,550	5,675,652
NJ EDA - Sch Facs	5.25%	6/15/2032	BBB+	2,865	3,142,991
NJ EDA - Sch Facs	5.50%	6/15/2029	BBB+	3,500	4,048,030
NJ EDA - State House Proj	5.00%	6/15/2033	BBB+	7,215	8,168,462
NJ EDA - State House Proj	5.00%	6/15/2034	BBB+	13,645	15,406,433
NJ EDA - Transit	4.00%	11/1/2037	BBB+	3,000	3,111,510
NJ EDA - Transit	4.00%	11/1/2038	BBB+	3,000	3,102,270
NJ EDA - Transit	5.00%	11/1/2033	BBB+	3,845	4,390,106
NJ Trans Trust Fund	3.25%	6/15/2039	BBB+	2,000	1,855,820
NJ Trans Trust Fund	4.00%	12/15/2031	BBB+	9,215	9,784,671
NJ Trans Trust Fund	5.00%	6/15/2030	A+	3,000	3,333,270
NJ Trans Trust Fund	5.00%	6/15/2031	A+	2,400	2,648,448
NJ Trans Trust Fund	5.00%	6/15/2031	BBB+	8,000	9,178,720
NJ Trans Trust Fund	5.00%	6/15/2033	BBB+	1,425	1,613,314
NJ Trans Trust Fund	5.00%	12/15/2033	BBB+	25,140	28,422,027
NJ Trans Trust Fund	5.00%	12/15/2034	BBB+	4,895	5,515,931
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+	4,580	5,117,097
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	BBB+	1,000	1,015,270
NYC TFA	5.00%	7/15/2035	AA	10,000	11,834,500
NYC TFA - Bldg Aid	5.00%	7/15/2028	AA	1,500	1,761,135
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	Aa3	8,750	8,961,312
Philadelphia Redev Auth	5.00%	4/15/2022	A	5,195	5,537,922
Philadelphia Redev Auth	5.00%	4/15/2028	A	4,380	5,023,553
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-	3,750	3,854,513
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023	AA	1,000	1,128,760
South Florida Wtr Mgt Dist	5.00%	10/1/2027	AA	2,000	2,441,020
Total					327,132,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 4.09%

Black Belt Energy Gas District : Gas Prepay Revenue Bonds (Project #4)	4.00	%#(a)	12/1/2049	A3	$12,675	$14,429,093
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2042	Ba1	7,600	8,082,676
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%		7/15/2029	AA	1,500	1,647,540
CA Infra & Econ Dev - Acad Motion Pict(b)	5.00%		11/1/2029	Aa2	7,200	9,477,648
CA Infra & Econ Dev - Broad Museum	5.00%		6/1/2021	Aa1	5,425	5,656,973
CA Infra & Econ Dev - Gladstone Instn	5.25%		10/1/2026	BBB+	10,250	10,874,430
CA Sch Fin Auth - Aspire†	5.00%		8/1/2036	BBB	1,600	1,767,792
Chester Co IDA - Collegium Chtr Sch	5.25%		10/15/2032	BB	6,410	6,604,223
Cleveland Arpt	5.00%		1/1/2028	A	2,500	2,677,750
Cleveland Arpt	5.00%		1/1/2029	A	2,500	2,677,750
Cleveland Co Port Auth - Playhouse Sq	5.00%		12/1/2033	BB+	2,000	2,034,260
Cleveland Co Port Auth - Playhouse Sq	5.25%		12/1/2038	BB+	1,650	1,683,660
Clifton Higher Ed - Idea Pub Schs	3.75%		8/15/2022	A-	1,720	1,764,961
Clifton Higher Ed - Intl Ldrshp Sch	6.00%		8/15/2038	NR	13,970	15,531,008
Clifton Higher Ed - Uplift Education	5.70%		12/1/2025	BBB-	3,690	3,770,294
CT State Revolving Fund	4.00%		2/1/2038	AAA	3,000	3,513,390
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB	3,000	3,158,220
FL DFC - Renaissance Chtr Sch	7.00%		6/15/2026	NR	3,000	3,185,400
FL DFC - Renaissance Chtr Sch	7.50%		6/15/2033	NR	3,000	3,199,650
Florence Twn IDA - Legacy Trad Sch	5.75%		7/1/2033	Ba2	3,000	3,194,880
HI Dept Budget - Hawaiian Electric AMT	3.25%		1/1/2025	Baa2	5,000	5,324,100
Houston Hi Ed - Cosmos Fndtn	4.00%		2/15/2022	BBB	260	269,313
Houston Hi Ed - Cosmos Fndtn	5.00%		2/15/2032	BBB	2,250	2,355,233
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2024	A1	4,000	4,132,480
KS DFA - Revolving Fund	5.00%		5/1/2031	AAA	5,465	7,333,975
KY Public Energy Auth - Peak Energy	4.00	%#(a)	2/1/2050	A3	15,000	17,548,950
Lower AL Gas Dist - Goldman Sachs	4.00	%#(a)	12/1/2050	A3	14,250	16,229,752
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2027	A3	5,000	6,052,050
Main St Nat Gas - Macquarie	5.00%		5/15/2037	A3	6,250	8,072,187
Maricopa Co - Legacy Schools†	5.00%		7/1/2039	Ba2	2,055	2,186,150
Maricopa Co IDA - Paradise Schools†	5.00%		7/1/2036	BB+	2,500	2,625,325
MD EDC - Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR	700	420,000	(e)
Michigan St Strategic FD Escrow(f)	Zero Coupon		9/1/2020	NR	400	40	(g)
MSR Energy Auth - Citi	6.125%		11/1/2029	BBB+	3,785	4,784,808
NJ EDA - Sch Facs	5.00%		3/1/2027	BBB+	6,900	7,307,583
NYC Cultural - Whitney Museum	5.00%		7/1/2021	A+	5,000	5,105,500
PA IDA - Economic Dev	5.00%		7/1/2020	A+	2,000	2,000,000
Phoenix IDA - Basis Schs†	5.00%		7/1/2035	BB	2,350	2,473,963
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2023	A3	9,365	10,434,296
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2023	A3	5,400	5,845,014
Total						215,432,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 1.98%

Allentown Neighborhood Impt	5.00%	5/1/2031	Baa3	$5,500	$5,774,395
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	1,250	1,300,487
Allentown Neighborhood Impt†	5.00%	5/1/2033	Ba3	1,000	1,042,010
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500	5,686,010
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	A+	1,500	1,606,920
Connecticut Special Transportation Fund: Debt Service	4.00%	9/1/2034	A+	8,075	8,955,821
CT Spl Tax - Trans Infra	5.00%	10/1/2030	A+	9,000	11,398,950
CT Spl Tax - Trans Infra	5.00%	1/1/2032	A+	14,375	17,751,687
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,295,852
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,107,973
Hinsdale Township High School District #86	4.00%	7/15/2039	AAA	6,820	7,790,554
Houston CO Coop Dist - Country Crossing(d)	10.00%	5/1/2039	NR	5,000	550,000	(e)
Miami World Ctr CDD	4.75%	11/1/2027	NR	750	791,543
Orange Co CFD - Esencia	5.00%	8/15/2033	NR	1,370	1,539,113
Orange Co CFD - Esencia	5.00%	8/15/2035	NR	975	1,089,972
Peninsula Town Center†	4.50%	9/1/2028	NR	545	551,627
Peninsula Town Center†	5.00%	9/1/2037	NR	875	898,301
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	1,971,469
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,247,250
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,338,055
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR	2,000	2,160,320
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR	3,955	3,343,636
Village CDD #12	3.25%	5/1/2026	NR	3,890	3,983,088
Village CDD #12†	3.80%	5/1/2028	NR	2,230	2,328,343
Village CDD #12†	4.00%	5/1/2033	NR	1,985	2,078,732
Village CDD #13	3.00%	5/1/2029	NR	500	501,035
Village CDD #13	3.375%	5/1/2034	NR	2,580	2,586,785
Village CDD #9	5.00%	5/1/2022	NR	390	400,686
Village CDD #9	5.25%	5/1/2031	NR	1,605	1,668,109
Village CDD #9	5.75%	5/1/2021	NR	450	457,857
Village CDD #9	6.75%	5/1/2031	NR	2,130	2,207,447
Total					104,404,027

Tax Revenue 4.91%

Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	1,000	1,208,990
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	405	398,095
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	1,450	1,392,638
Cook Co Sales Tax	4.00%	11/15/2034	AA-	3,750	4,146,150
CT Spl Tax - Trans Infra	5.00%	5/1/2032	A+	2,750	3,571,700
CT Spl Tax - Trans Infra	5.00%	5/1/2033	A+	3,000	3,869,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		$7,245	$8,538,884
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,674,500
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,629,700
Jefferson Co - Sch Warrant	5.00%	9/15/2026	AA		2,400	2,976,624
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,165,503
Martin Hsp Dist	7.00%	4/1/2031	BBB	(c)	3,250	3,340,350
MBTA - Sales Tax	5.00%	7/1/2036	AA		4,145	5,114,930
MD Dept Trans	4.00%	7/1/2037	Aa2		4,660	5,616,838
MD Dept Trans	4.00%	7/1/2039	Aa2		6,435	7,706,685
MD St Trans Auth	3.00%	10/1/2034	AAA		10,510	11,424,055
Met Atlanta Rapid Trans Auth	3.00%	7/1/2037	AA+		4,765	5,101,981
Met Atlanta Rapid Trans Auth	3.00%	7/1/2038	AA+		5,430	5,795,765
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,775,384
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+		5,000	6,068,950
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A+		3,245	3,255,741
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB		5,020	5,247,757
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2028	BBB		10,090	10,360,008
Miami Dade Co - Transit Rev	5.00%	7/1/2032	AA		7,500	9,496,275
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,126,588
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	6,824,496
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+		500	512,025
NJ Trans Trust Fund	5.00%	6/15/2031	BBB+		3,200	3,671,488
NY Dorm - PIT	5.00%	3/15/2024	AA+		15,585	16,088,707
NY Dorm - Sales Tax	5.00%	3/15/2028	AA+		11,645	14,014,175
NYC TFA - Future Tax	5.00%	2/1/2041	AAA		14,940	17,222,533
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA		10,000	10,427,100
Phoenix Excise Tax	5.00%	7/1/2026	AAA		13,000	15,845,440
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	2,880,116
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		1,616	1,235,626
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		5,670	3,999,051
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		2,346	1,519,457
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		5,606	1,144,969
PR Corp Sales Tax	4.329%	7/1/2040	NR		8,325	8,384,357
PR Corp Sales Tax	4.329%	7/1/2040	NR		12,723	12,813,715
PR Corp Sales Tax	4.50%	7/1/2034	NR		1,608	1,678,865
PR Corp Sales Tax	4.536%	7/1/2053	NR		81	82,282
PR Corp Sales Tax	4.55%	7/1/2040	NR		268	273,896
PR Corp Sales Tax	4.75%	7/1/2053	NR		1,967	2,026,325
PR Corp Sales Tax	4.784%	7/1/2058	NR		1,092	1,128,637
PR Corp Sales Tax	5.00%	7/1/2058	NR		4,974	5,213,001
Total						258,990,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 2.70%

Buckeye Tobacco	5.00%	6/1/2055	NR	$31,500	$33,221,160
Golden St Tobacco	5.00%	6/1/2027	BBB	4,000	4,933,880
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,222,420
Golden St Tobacco	5.00%	6/1/2047	NR	3,100	3,138,843
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	6,961,144
Los Angeles Co Tobacco	4.00%	6/1/2034	A-	980	1,148,727
Los Angeles Co Tobacco	4.00%	6/1/2035	A-	1,300	1,516,203
Los Angeles Co Tobacco	4.00%	6/1/2036	A-	1,195	1,385,841
Los Angeles Co Tobacco	4.00%	6/1/2037	A-	895	1,034,146
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	290,038
MI Tob Settlement	5.125%	6/1/2022	B-	3,515	3,518,620
MI Tob Settlement	5.25%	6/1/2022	B-	4,725	4,730,103
MI Tob Settlement	6.00%	6/1/2034	B-	2,485	2,485,497
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	35,000	1,282,400
Nthrn AK Tobacco	4.625%	6/1/2023	A2	295	295,062
Nthrn CA Tobacco	Zero Coupon	6/1/2045	CCC-	7,500	1,312,425
PA Tob Settlement	5.00%	6/1/2032	A1	3,350	4,130,014
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,930,948
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,857,175
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,280,500
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,119,480
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,116,720
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,157,416
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	12,020	12,041,155
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,129,675
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	6,935,625
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,270,000
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	8,300	9,117,799
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	5,100	5,945,886
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,690	3,690,406
TSASC	5.00%	6/1/2029	A	5,775	6,966,498
Total					142,165,806

Transportation 22.11%

AK Intl Airports Sys	5.00%	10/1/2024	A1	750	872,693
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,188,490
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,371,400
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250	1,535,113
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA	2,000	2,506,760
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA	2,000	2,498,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA		$3,500	$4,339,895
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-		4,075	4,457,480
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2034	AA		3,650	4,255,353
Atlanta Arpt	5.50%	1/1/2021	Aa3		3,000	3,069,510
Atlanta Arpt - PFC	5.00%	1/1/2029	AA-		2,500	2,828,500
Atlanta Arpt - PFC AMT	4.00%	7/1/2034	AA-		20,615	23,532,022
Atlanta Arpt AMT	4.00%	7/1/2039	AA-		2,250	2,522,723
Bay Area Toll Auth	4.00%	4/1/2029	AA-		5,800	6,805,546
Broward Co Arpt AMT	5.00%	10/1/2029	A+		1,120	1,432,390
Broward Co Arpt AMT	5.00%	10/1/2035	A+		2,500	3,076,525
Broward Co Arpt AMT	5.00%	10/1/2036	A+		2,375	2,910,848
Broward Co Arpt AMT	5.00%	10/1/2037	A+		4,000	4,886,680
Broward Co Arpt Sys AMT	5.00%	10/1/2033	A+		6,130	7,033,439
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2036	BBB-	(c)	3,215	3,715,897
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2037	BBB-	(c)	7,000	8,062,740
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2047	BBB-	(c)	9,000	10,176,210
CA Sacramento Arpt AMT	5.00%	7/1/2036	A+		5,645	6,794,266
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380	8,052,244
Central TX Mobility Auth	5.00%	1/1/2030	A-		800	890,464
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675	1,860,975
Central TX Mobility Auth	5.00%	1/1/2032	A-		2,000	2,218,080
Central TX Mobility Auth	5.00%	1/1/2033	BBB+		3,010	3,174,918
Central TX Tpk	5.00%	8/15/2025	A-		2,250	2,532,825
Central TX Tpk	5.00%	8/15/2026	A-		2,500	2,801,525
Central TX Tpk	5.00%	8/15/2027	A-		3,300	3,687,354
Central TX Tpk	5.00%	8/15/2028	A-		3,705	4,130,556
Central TX Tpk	5.00%	8/15/2033	A-		7,650	8,399,929
Chicago Midway Arpt	4.00%	1/1/2034	A		2,175	2,345,651
Chicago Midway Arpt	5.00%	1/1/2026	A		6,075	6,806,612
Chicago Midway Arpt AMT	5.00%	1/1/2023	A		3,000	3,265,410
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		4,605	5,119,609
Chicago Midway Arpt AMT	5.00%	1/1/2030	A		5,000	5,501,450
Chicago Midway Arpt AMT	5.00%	1/1/2031	A		2,000	2,273,440
Chicago O’Hare Arpt	5.00%	1/1/2022	A		3,230	3,307,326
Chicago O’Hare Arpt	5.00%	1/1/2031	A		6,500	7,429,435
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A		11,740	11,965,173
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A		5,000	5,282,900
Chicago O’Hare Arpt AMT	5.00%	1/1/2029	A		7,000	7,987,840
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA		2,175	2,516,649
Delaware River & Bay Auth	4.00%	1/1/2044	A1		5,000	5,617,200
Delaware River Port Auth	5.00%	1/1/2027	A		1,835	1,905,648
Delaware River Port Auth	5.00%	1/1/2028	A+		7,500	8,474,475
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1		1,000	1,275,610
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1		1,920	2,437,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Delaware River Toll Brdg Commn	5.00%	7/1/2032	A1		$2,025	$2,542,347
Denver City & Co Arpt AMT	5.00%	12/1/2031	A		15,000	18,603,300
Denver City & Co Arpt AMT	5.00%	12/1/2035	A		5,000	6,084,550
E - 470 Hwy Auth	5.00%	9/1/2020	A		900	906,561
GA Atlanta Arpt AMT	4.00%	7/1/2038	AA-		5,200	5,846,516
Grand Parkway Transn Toll	4.00%	10/1/2045	A2		10,000	11,607,200
Greater Orlando Aviation AMT	5.00%	10/1/2029	A+		3,000	3,687,510
Hampton Roads Trans Commn	5.00%	7/1/2032	AA		1,180	1,506,931
Hampton Roads Trans Commn	5.00%	7/1/2033	AA		1,000	1,270,310
Harris Co Toll Rd	5.00%	8/15/2029	Aa2		2,500	3,218,425
Harris Co Toll Rd	5.00%	8/15/2030	Aa2		1,000	1,278,860
Harris Co Toll Rd	5.00%	8/15/2031	Aa2		3,000	3,813,060
HI Airport Sys AMT	5.00%	7/1/2031	AA-		1,275	1,574,816
HI Airport Sys AMT	5.00%	7/1/2033	AA-		3,300	4,023,789
HI Airport Sys AMT	5.00%	7/1/2034	AA-		2,000	2,432,540
HI Airport Sys AMT	5.00%	7/1/2036	AA-		5,000	6,034,200
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	BB-		8,500	8,661,755
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2030	BB-		2,500	2,570,350
Houston Arpt - United Airlines AMT	5.00%	7/1/2027	BB-	(c)	340	354,249
Houston Arpt - United Airlines AMT	5.00%	7/15/2027	BB-	(c)	550	573,155
Houston Arpt - United Airlines AMT	5.00%	7/15/2027	BB-	(c)	1,000	1,028,030
Houston Arpt - United Airlines AMT	5.00%	7/15/2035	BB-		1,455	1,472,387
Houston Arpt AMT	5.00%	7/1/2021	A+		5,000	5,191,850
Houston Arpt AMT	5.00%	7/1/2034	A1		4,850	5,883,001
IL Toll Hwy Auth	5.00%	1/1/2027	AA-		1,000	1,133,980
IL Toll Hwy Auth	5.00%	1/1/2028	AA-		2,535	2,869,037
Kansas City Dev Auth Arpt- Terminal Modernization AMT	5.00%	3/1/2038	A		6,205	7,466,228
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2038	A		13,500	16,244,010
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2039	A		5,000	6,000,050
KY Tpk Auth	5.00%	7/1/2026	Aa3		5,215	5,662,238
Los Angeles Dept Arpts - LAX	5.00%	5/15/2027	AA-		2,000	2,381,280
Los Angeles Dept Arpts - LAX	5.00%	5/15/2032	AA-		5,870	6,864,026
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2035	AA-		11,410	14,236,942
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2036	AA-		10,640	13,220,519
Louisville Regl Airport AMT	5.00%	7/1/2022	A+		1,625	1,755,569
Louisville Regl Airport AMT	5.00%	7/1/2023	A+		2,250	2,518,380
MA Port Auth AMT	5.00%	7/1/2031	AA		7,500	9,388,950
MD EDC - CNX Marine Terminals	5.75%	9/1/2025	BB-		4,000	4,021,240
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3		125	133,794
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2035	A-		1,000	1,114,700
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2036	A-		1,500	1,665,120
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2037	A-		1,500	1,659,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Met DC Arpt AMT	5.00%	10/1/2031	AA-	$5,000	$5,986,700
Met Nashville Arpt Auth AMT	5.00%	7/1/2036	A2	7,500	9,391,575
Met Nashville Arpt Auth AMT	5.00%	7/1/2037	A2	8,750	10,918,337
Met Nashville Arpt Auth AMT	5.00%	7/1/2038	A2	5,000	6,218,900
Met Nashville Arpt Auth AMT	5.00%	7/1/2039	A2	5,000	6,200,550
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A	3,690	4,268,666
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2021	A	1,500	1,572,435
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A	1,550	1,684,044
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	5,145	5,848,785
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	3,500	3,964,905
Miami Dade Co Aviation - Mia AMT	5.00%	10/1/2034	A	11,070	12,309,840
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	1,881,460
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,152,300
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	2,777,000
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	3,765,825
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A+	3,500	3,965,045
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	AA-	5,000	6,155,850
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	AA-	5,000	6,123,200
MTA NY	4.75%	11/15/2045	A2	19,000	21,100,830
MTA NY	5.00%	11/15/2021	A2	1,500	1,555,605
MTA NY	5.00%	11/1/2023	A2	5,640	5,983,420
MTA NY	5.00%	11/15/2028	A2	13,690	15,767,868
MTA NY	5.00%	11/15/2029	A2	5,000	5,750,350
MTA NY	5.00%	11/15/2031	A2	12,180	12,761,595
MTA NY	5.00%	11/15/2033	A2	4,025	4,592,766
MTA NY	5.25%	11/15/2028	A2	6,355	7,159,734
MTA NY	5.25%	11/15/2035	A2	7,500	8,152,050
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,145,490
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895	14,325,313
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000	9,968,220
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,188,950
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000	3,317,130
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185	3,600,037
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	365	459,659
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300	375,003
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	775	960,698
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	865	1,061,035
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB	5,010	5,485,750
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,742,050
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,759,450
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,901,000
NJ Tpk Auth	5.00%	1/1/2033	A+	2,100	2,513,763
NJ Tpk Auth	5.00%	1/1/2034	A+	1,500	1,824,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NJ Trans Trust Fund	5.00%	6/15/2028	A+	$6,275	$7,061,571
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	10,827,453
North TX Twy Auth	4.00%	1/1/2037	A+	8,740	10,114,190
North TX Twy Auth	5.00%	1/1/2023	A+	5,000	5,533,500
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,731,100
North TX Twy Auth	5.00%	1/1/2031	A	8,085	9,085,195
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	2,045,085
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	4,178,405
North TX Twy Auth	5.00%	1/1/2036	A+	5,000	5,836,550
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	12,447,400
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3	10,010	10,123,613
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2031	Baa3	3,600	3,863,088
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	11,000	11,796,510
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	3,450	3,699,815
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	7,400	7,935,834
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2031	Baa3	3,000	3,133,350
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,122,010
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,631,355
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,455,223
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	5,000	5,424,000
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa3	750	777,525
NY Twy Auth	5.00%	1/1/2024	A1	1,960	2,231,284
NY Twy Auth	5.00%	1/1/2026	A1	5,115	6,008,846
NY Twy Auth	5.00%	1/1/2033	A1	3,405	4,185,903
NY Twy Auth (AGM)	4.00%	1/1/2040	AA	11,770	13,593,408
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,170,500
Orlando Arpt Rev AMT	5.00%	10/1/2030	AA-	15,000	19,211,550
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	3,836,595
PA Tpk Commn	5.00%	12/1/2032	A1	1,500	1,883,070
PA Tpk Commn	5.00%	12/1/2033	A1	1,300	1,623,999
PA Tpk Commn	5.00%	12/1/2034	A1	1,200	1,493,736
PA Tpk Commn	5.00%	12/1/2035	A1	1,800	2,230,578
Phoenix Arpt	5.00%	7/1/2036	AA-	4,045	4,848,661
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,621,455
Phoenix Arpt AMT	5.00%	7/1/2029	A+	1,500	1,919,490
Phoenix Arpt AMT	5.00%	7/1/2030	A+	4,245	5,391,108
Phoenix Civic Impt Corp AR	5.00%	7/1/2036	A+	5,000	5,982,550
Port Auth NY & NJ	5.00%	12/1/2023	Aa3	5,300	6,056,151
Port Auth NY & NJ	4.00%	11/1/2037	Aa3	3,540	4,147,960
Port Auth NY & NJ	5.00%	12/1/2025	Aa3	10,000	11,318,000
Port Auth NY & NJ	5.00%	10/15/2026	Aa3	5,605	6,689,624
Port Auth NY & NJ	5.00%	10/15/2027	Aa3	4,750	5,650,362
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	2,100	2,116,884
Port Auth NY & NJ AMT	5.00%	9/15/2026	Aa3	11,385	13,913,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3	$4,000	$5,034,200
Port Auth NY & NJ AMT	5.00%	11/1/2030	Aa3	4,100	5,286,540
Port Auth NY & NJ AMT	5.00%	10/15/2034	Aa3	9,170	10,336,516
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	11,680,020
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2037	AA-	2,420	2,965,492
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2038	AA-	3,250	3,970,818
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	3,330	4,057,538
Port Seattle AMT	5.00%	5/1/2033	A+	4,045	4,801,010
Port Seattle AMT	5.00%	4/1/2044	A+	14,870	17,587,641
PR Hwy & Trans Auth(d)	5.00%	7/1/2033	C	1,215	561,938
PR Hwy & Trans Auth(d)	5.50%	7/1/2023	C	4,305	1,991,063
PR Hwy & Trans Auth(d)	5.50%	7/1/2024	C	3,000	1,387,500
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2036	AA	1,560	1,705,361
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,085,480
Sacramento Co Arpt AMT	5.00%	7/1/2027	A+	5,950	7,328,436
Sacramento Co Arpt AMT	5.00%	7/1/2034	A+	4,000	4,851,960
Salt Lake City Arpt AMT	5.00%	7/1/2029	A+	3,000	3,769,620
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,774,249
Salt Lake City Arpt AMT	5.00%	7/1/2031	A+	3,000	3,638,100
Salt Lake City Arpt AMT	5.00%	7/1/2032	A+	8,750	10,548,300
Salt Lake City Arpt AMT	5.00%	7/1/2034	A+	4,455	5,332,100
Salt Lake City Arpt AMT	5.00%	7/1/2034	A+	14,645	17,848,447
San Diego Arpt	4.00%	7/1/2037	A	2,000	2,300,860
San Diego Arpt	4.00%	7/1/2038	A	2,000	2,293,860
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	10,685,700
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,550	8,046,337
San Francisco Arpt AMT	5.00%	5/1/2037	A+	15,565	19,136,389
San Jose Arpt	5.00%	3/1/2026	A	1,200	1,374,612
San Jose Arpt	5.00%	3/1/2027	A	2,260	2,586,208
San Jose Arpt	5.00%	3/1/2028	A	1,655	1,890,027
San Jose Arpt AMT	5.00%	3/1/2035	A	1,500	1,770,915
South Carolina Ports AMT	5.00%	7/1/2032	A+	4,225	5,211,242
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,607,969
Southeastern PA Transp Auth - Garvee	5.00%	6/1/2023	AA-	2,500	2,607,625
Triborough Brdg & Tunl Auth	4.00%	11/15/2040	AA-	10,000	11,528,300
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-	5,650	7,068,432
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	A+	2,595	2,770,370
Washington D.C Met Area Transit	5.00%	7/15/2032	AA	3,880	5,223,217
Washington D.C Met Area Transit	5.00%	7/15/2033	AA	3,525	4,710,034
Wayne Co Arpt AMT	5.00%	12/1/2026	A1	1,590	1,861,572
Wayne Co Arpt AMT	5.00%	12/1/2027	A1	2,000	2,332,580
Total					1,165,768,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 10.63%

Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA+	$2,645	$3,120,386
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA+	4,000	4,710,200
CA Dept Wtr Res Wtr - Central Valley	5.00%		12/1/2021	NR	45	48,015
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2039	Baa3	5,000	5,696,900
CA Poll Ctl - Poseidon Res AMT†	5.00%		7/1/2037	Baa3	5,570	5,781,103
Central Plains - Goldman Sachs	5.00%		9/1/2027	A3	7,525	8,053,556
Central Plains - Goldman Sachs	5.00%		9/1/2035	BBB+	3,435	4,476,801
Chicago Wastewater	5.00%		1/1/2029	A	4,335	5,111,962
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,611,695
Chicago Water	5.00%		11/1/2025	A	2,625	3,058,046
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,331,898
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	5,821,000
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,691,013
Clarion Co IDA - American Wtr AMT	2.45	%#(a)	12/1/2039	A+	2,250	2,420,258
Cleveland Public Pwr (AGM)	4.00%		11/15/2034	AA	1,000	1,191,200
Cleveland Public Pwr (AGM)	4.00%		11/15/2036	AA	1,000	1,162,200
Cleveland Public Pwr (AGM)	4.00%		11/15/2038	AA	1,000	1,150,230
Cleveland Public Pwr (AGM)	5.00%		11/15/2033	AA	2,000	2,625,940
DE EDA - NRG Energy	5.375%		10/1/2045	Baa2	4,230	4,240,067
Detroit Sewer	5.00%		7/1/2034	A+	2,200	2,578,290
Detroit Sewer	5.00%		7/1/2035	A+	1,835	2,139,922
Energy Northwest - Bonneville Pwr	5.00%		7/1/2033	Aa2	7,000	9,446,780
Farmington Poll Ctl - AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,332,550
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,120,280
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,140,890
HI Dept Budget - Hawaiian Electric	3.20%		7/1/2039	Baa2	11,120	11,491,186
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	7,462,210
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,265,020
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,621,760
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,361,151
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,404,460
IN Muni Pwr	5.00%		1/1/2033	A+	5,210	6,517,085
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,984,400
KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	Baa1	5,935	5,977,910
KY Public Energy Auth - BP	4.00	%#(a)	1/1/2049	A1	6,375	7,027,226
KY Public Energy Auth - Morgan Stanley	4.00	%#(a)	4/1/2048	A3	3,200	3,516,160
Long Beach Nat Gas - ML	1.693% (3 Mo. LIBOR * .67 + 1.43	%)#	11/15/2026	A2	4,000	3,969,760
Long Island Power Auth	5.00%		9/1/2034	A	2,250	2,763,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Los Angeles USD	5.00%		7/1/2023	Aa3	$10,000	$11,390,500
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2031	A3	4,005	5,099,246
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2034	A	3,190	4,068,654
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2035	A	2,430	3,084,180
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2036	A	5,055	6,388,863
Lower Colorado River Authority Transmission Services Corp	5.00%		5/15/2036	A	1,760	2,224,411
Luzerne Co IDA - American Wtr AMT	2.45	%#(a)	12/1/2039	A+	4,000	4,335,520
Main St Nat Gas - Citibank	4.00	%#(a)	3/1/2050	A3	13,170	15,137,598
Main St Nat Gas - ML	5.00%		3/15/2021	A2	2,500	2,563,375
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		2/1/2040	BBB	5,085	5,371,896
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		4/1/2040	BBB	3,000	3,167,910
MEAG - Proj 1	5.00%		1/1/2021	A2	4,185	4,261,083
MI Strat Fund - Detroit Edison	1.45	%#(a)	8/1/2029	Aa3	3,500	3,516,940
MI Strat Fund - Detroit Edison	1.45	%#(a)	9/1/2030	Aa3	1,000	1,004,840
Miami Dade Co Wtr & Swr	5.00%		10/1/2043	AA-	6,485	8,075,771
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-	5,000	5,808,150
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,228,720
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,722,165
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,020,638
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,240,837
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,592,951
New Orleans Sewer	5.00%		6/1/2021	A	400	416,428
New York St Pwr Auth	4.00%		11/15/2045	Aa1	3,325	3,939,493
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-	8,000	8,400,880
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	7,500	8,300,550
Northern CA Pwr - Hydroelec #1	5.00%		7/1/2026	A+	3,600	3,910,788
NYC Muni Water	4.00%		6/15/2037	AA+	3,630	4,303,982
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	6,132,850
PA Econ Dev - PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,045,350
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,169,860
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,167,730
Philadelphia Gas Works	5.00%		8/1/2028	A	1,250	1,517,275
Philadelphia Gas Works	5.00%		8/1/2029	A	1,700	2,055,045
Philadelphia Gas Works	5.00%		8/1/2030	A	1,425	1,714,118
Philadelphia Gas Works	5.00%		10/1/2033	A	2,390	2,790,827
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+	3,185	4,006,252
Phoenix Civic Impt Corp - Water Sys	5.00%		7/1/2027	AAA	5,010	5,906,089
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	4,855,070
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,083,706
Pima Co IDA - Tucson Elec	4.95%		10/1/2020	A-	10,640	10,759,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		$4,690	$4,912,775
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,625	3,706,563
PR Elec Pwr Auth(d)	5.00%		7/1/2037	D	(c)	1,035	721,913
PR Elec Pwr Auth(d)	5.00%		7/1/2042	D	(c)	2,390	1,667,025
PR Elec Pwr Auth(d)	5.50%		7/1/2038	D	(c)	2,350	1,650,875
PR Elec Pwr Auth(d)	7.00%		7/1/2033	D	(c)	4,000	2,860,000
PR Elec Pwr Auth(d)	7.00%		7/1/2040	D	(c)	725	518,375
PR Elec Pwr Auth (AGM)	1.48% (3 Mo. LIBOR * .67 +.52	%)#	7/1/2029	AA		5,720	5,047,900
Riverside Elec	5.00%		10/1/2037	AA-		4,000	5,135,280
Riverside Elec	5.00%		10/1/2038	AA-		5,000	6,400,800
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A3		2,360	2,458,931
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	A3		7,165	9,514,045
Salt Verde Fin Corp - Citi	5.25%		12/1/2026	A3		7,500	9,099,750
Salt Verde Fin Corp - Citi	5.50%		12/1/2029	A3		5,100	6,636,222
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1		7,340	9,153,200
San Antonio Elec & Gas	5.00%		2/1/2030	Aa1		10,000	12,433,600
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA+		4,000	4,762,680
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2024	AA		1,000	1,164,810
TEAC - Goldman Sachs	5.25%		9/1/2021	A3		3,000	3,125,280
TEAC - Goldman Sachs	5.25%		9/1/2024	A3		8,940	10,166,658
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB	(c)	5,000	6,016,300
Texas Water Dev Brd	3.00%		10/15/2033	AAA		4,000	4,519,240
Transbay Pwr Auth	5.00%		10/1/2030	A-	(c)	300	385,932
Transbay Pwr Auth	5.00%		10/1/2031	A-	(c)	300	382,971
Transbay Pwr Auth	5.00%		10/1/2032	A-	(c)	500	633,485
Transbay Pwr Auth	5.00%		10/1/2033	A-	(c)	900	1,133,838
Transbay Pwr Auth	5.00%		10/1/2034	A-	(c)	970	1,217,884
Transbay Pwr Auth	5.00%		10/1/2035	A-	(c)	900	1,124,766
Transbay Pwr Auth	5.00%		10/1/2037	A-	(c)	675	837,169
Transbay Pwr Auth	5.00%		10/1/2039	A-	(c)	1,400	1,726,074
Transbay Pwr Auth	5.00%		10/1/2040	A-	(c)	1,500	1,844,160
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2024	A3		23,000	24,843,910
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2028	A3		2,000	2,141,020
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3		2,225	2,376,211
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2021	A2		4,710	4,970,133
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2023	A2		2,925	3,292,526
TX Muni Gas Acq & Supply - ML	6.25%		12/15/2026	A2		15,160	17,631,687
Utility Debt Sec Auth - Lipa	5.00%		6/15/2028	AAA		5,915	7,312,241
Western MN Muni Pwr Agy	5.00%		1/1/2023	Aa3		1,500	1,672,740
WV EDA - Wheeling Pwr AMT	3.00	%#(a)	6/1/2037	A-		9,400	9,645,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Wyandotte CO Unified Govt Utility Sys	5.00%	9/1/2021	A	$3,105	$3,271,055
Total					560,318,704
Total Investments in Securities 99.08% (cost $5,014,297,371)					5,224,884,368
Cash and Other Assets in Excess of Liabilities 0.92%					48,665,312
Net Assets 100.00%					$5,273,549,680

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $168,099,255, which represents 3.19% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$426,095,833	$4,384,000	$430,479,833
General Obligation	—	934,249,346	812,648	935,061,994
Lease Obligations	—	326,884,938	247,520	327,132,458
Other Revenue	—	215,012,277	420,040	215,432,317
Special Tax	—	103,854,027	550,000	104,404,027
Remaining Industries	—	3,212,373,739	—	3,212,373,739
Total	$—	$5,218,470,160	$6,414,208	$5,224,884,368

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more Levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$3,639,560
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(152,467)
Purchases	—
Sales	—
Transfers into Level 3	2,927,115
Transfers out of Level 3	—
Balance as of June 30, 2020	$6,414,208
Change in unrealized appreciation/depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$(152,467)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.47%

Corporate-Backed 7.70%

AZ IDA	3.625%		5/20/2033	BBB		$8,653	$9,005,843
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3		13,775	14,234,809
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-		2,575	2,966,452
Chandler AZ IDA - Intel Corp AMT	2.70	%#(a)	12/1/2037	A+		4,000	4,205,120
Columbus Co Ind Facs - Intl Paper	5.70%		5/1/2034	BBB		2,165	2,167,598
Fort Bend IDC - NRG Energy	4.75%		5/1/2038	Baa2		3,500	3,570,560
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-		845	880,718
Hoover IDA - US Steel AMT	5.75%		10/1/2049	B-		6,100	5,252,954
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB-		2,400	2,489,448
IA Fin Auth - Alcoa	4.75%		8/1/2042	BBB-		5,000	5,061,050
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	BB-		1,875	1,893,919
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-		8,000	8,354,800
IL State GO	5.00%		12/1/2036	BBB-		6,700	7,134,830
IN Fin Auth - OH River Brdgs AMT	5.00%		7/1/2048	BBB+		1,400	1,483,916
IN Fin Auth - OVEC(b)	3.00%		11/1/2030	BBB-	(c)	1,250	1,286,288
IN Fin Auth - OVEC(b)	3.00%		11/1/2030	BBB-	(c)	1,250	1,286,288
IN Fin Auth - OVEC(b)	3.00%		11/1/2030	BBB-	(c)	1,000	1,029,030
LA Env Facs - Westlake Chem	3.50%		11/1/2032	Baa2		19,530	20,350,846
LA Env Facs - Westlake Chem	6.50%		11/1/2035	Baa2		500	506,715
LA St John Parish - Marathon Oil	2.00	%#(a)	6/1/2037	BBB-		8,990	8,918,440
LA St John Parish - Marathon Oil	2.10	%#(a)	6/1/2037	BBB-		3,000	2,935,560
Love Field Arpt - Southwest Airlines	5.25%		11/1/2040	Baa1		3,840	3,861,965
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	Baa1		2,775	2,853,921
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-		7,100	7,223,611
MD EDC - AFCO AMT	4.00%		7/1/2039	BBB		4,625	5,037,550
MD EDC - Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR		855	513,000	(e)
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-		5,250	5,515,335
National Fin Auth NH - Covanta†	4.625%		11/1/2042	B1		1,500	1,510,635
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B1		5,000	5,070,200
NH National Fin Auth - Hsg Sec	4.125%		1/20/2034	NR		6,962	7,474,797
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1		2,500	2,507,775
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1		5,000	5,052,850
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-		800	906,344
NY Env Facs - Casella Waste AMT†	3.125	%#(a)	12/1/2044	B		3,000	2,986,320
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR		3,500	3,633,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	$2,950	$3,050,211
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	1,500	1,552,455
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR	5,765	5,795,785
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	10,980	11,611,240
OH Air Dev Auth - AEP	2.40	%#(a)	12/1/2038	BBB+	1,665	1,692,173
OH Air Dev Auth - AEP AMT	2.10	%#(a)	7/1/2028	BBB+	5,000	5,047,150
OH Air Dev Auth - AEP AMT	2.50	%#(a)	8/1/2040	BBB+	2,500	2,597,500
OH Air Dev Auth - AEP AMT	2.60	%#(a)	6/1/2041	BBB+	1,960	2,000,454
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1	3,450	3,552,948
OH Air Quality - AMG Vanadium AMT†	5.00%		7/1/2049	B	4,630	4,670,049
OH Air Quality - Pratt Paper AMT†	4.50%		1/15/2048	NR	2,000	2,072,680
PA EDA - Covanta AMT†	3.25%		8/1/2039	B1	5,535	4,882,700
PA EDA - US Airways	8.00%		5/1/2029	B-	1,475	1,478,658	(e)
Parish of St James - Nustar Logistics†	5.85	%#(a)	8/1/2041	BB-	1,000	1,085,000
Parish of St James - Nustar Logistics†	6.10	%#(a)	12/1/2040	BB-	1,250	1,459,700
Parish of St James - Nustar Logistics†	6.35%		7/1/2040	BB-	3,250	3,817,482
Parish of St James - Nustar Logistics†	6.35%		10/1/2040	BB-	2,500	2,936,525
Phenix City IDB - Meadwestvaco	3.625%		5/15/2030	BBB	3,050	3,105,815
Port Beaumont Nav Dis - Jefferson Rail AMT†	4.00%		1/1/2050	NR	3,150	3,023,402
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,126,711
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	10,480	10,987,756
Selma IDB - Intl Paper	2.00	%#(a)	11/1/2033	BBB	2,000	2,069,420
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	4,500	4,849,740
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	3,300	3,611,883
VA Small Bus Fing - Covanta AMT†	5.00	%#(a)	1/1/2048	B-	910	930,302
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,140,760
Warren Co - Intl Paper	5.80%		5/1/2034	BBB	100	100,122
Waste Management Inc AMT	1.75	%#(a)	8/1/2038	A-	5,500	5,553,020
West Pace Coop Dist(d)	9.125%		5/1/2039	NR	4,900	2,842,000	(e)
WI PFA - American Dream†	5.00%		12/1/2027	NR	2,000	1,774,740
WI PFA - American Dream†	6.50%		12/1/2037	NR	3,000	2,639,400
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB-	1,000	1,077,910
WI Pub Fin Auth - Celanese	4.05%		11/1/2030	BBB-	500	535,060
Total						270,833,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education 4.25%

Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2		$325	$377,897
Build NYC Res Corp - NY Law	4.00%	7/1/2045	BBB-		2,445	2,337,371
CA Ed Facs - Chapman Univ	5.00%	4/1/2045	A2		5,000	5,531,850
CA Ed Facs - Stanford Univ	5.00%	5/1/2045	AAA		5,505	8,893,162
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	BBB-		1,500	1,624,920
Cap Trust Ed - Advantage Charter Scho	5.00%	12/15/2049	Baa3		1,000	1,065,400
Cap Trust Ed - Advantage Charter Scho	5.00%	12/15/2054	Baa3		700	742,196
Chicago Brd Ed	5.00%	12/1/2044	BB-		1,750	1,835,418
Chicago Brd Ed	5.00%	12/1/2046	BB-		3,500	3,666,215
CT Hlth & Ed - Univ of Hartford	4.00%	7/1/2044	BBB-		3,605	3,611,958
CT Hlth & Ed - Univ of Hartford	4.00%	7/1/2049	BBB-		3,250	3,230,500
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	A-		3,040	3,487,488
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,281,840
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		870	873,541
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-		1,475	1,691,088
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000	2,268,940
FL HI Ed - Nova Southeastern Univ	6.375%	4/1/2031	A-		475	496,223
FL Hi Ed - Saint Leo Univ	5.00%	3/1/2049	BBB-		1,640	1,747,945
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	800,614
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A-		175	193,573
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2037	Baa3		3,115	3,189,386
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2039	Baa3		2,295	2,337,274
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2040	Baa3		2,020	2,232,928
IL Fin Auth - Univ Chicago	4.00%	10/1/2049	Aa2		6,000	6,337,320
MA DFA - Suffolk Univ	5.00%	7/1/2030	Baa2		1,500	1,746,210
MA DFA - Suffolk Univ	5.00%	7/1/2032	Baa2		3,750	4,310,850
MA DFA - Suffolk Univ	5.00%	7/1/2033	Baa2		1,250	1,424,788
MA DFA - Suffolk Univ	5.00%	7/1/2034	Baa2		1,000	1,137,990
Miami Dade Cnty Ed Facs - Univ of Miami FL	5.00%	4/1/2053	A-		5,000	5,727,550
Nashville Hlth & Ed - Lipscomb U	5.25%	10/1/2058	BBB		5,000	5,465,850
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,546,200
NY Dorm - NYU	5.00%	7/1/2030	Aa2		2,155	2,454,911
NY Dorm - NYU	5.00%	7/1/2031	Aa2		4,215	4,801,602
NY Dorm - Pace Univ	5.00%	5/1/2029	NR		10	11,299
NY Dorm - Pace Univ	5.00%	5/1/2029	BBB-		245	262,794
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(c)	6,500	6,845,735
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(c)	2,450	2,602,684
NYC IDA - Yankee Stadium (AGC)	Zero Coupon	3/1/2030	AA		8,000	6,539,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

PA Hi Ed - St Josephs Univ	5.00%		11/1/2030	A-	$905	$918,946
Univ of CT	5.25%		11/15/2047	Aa3	8,000	9,858,000
Univ of Illinois (AGM)	4.00%		4/1/2038	AA	4,965	5,489,453
Univ of North Carolina - Wilmington	5.00%		6/1/2037	A1	7,055	7,904,351
University of Houston	3.00%		2/15/2044	AA	5,530	5,822,703
WA Htlh & Ed - Seattle Univ(b)	4.00%		5/1/2045	A	550	606,128
WA Htlh & Ed - Seattle Univ(b)	4.00%		5/1/2050	A	3,475	3,793,796
WI PFA - Wingate Univ	5.25%		10/1/2038	BBB	2,220	2,383,991
WI PFA - Wingate Univ	5.25%		10/1/2043	BBB	1,000	1,061,210
Total						149,571,208

Energy 0.66%

Main St Nat Gas - Macquarie	5.00%		5/15/2038	A3	3,745	4,862,059
New Mexico Energy Acq Auth - RBC	5.00	%#(a)	11/1/2039	Aa2	10,000	11,768,300
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2030	A3	6,285	6,696,416
Total						23,326,775

Financial Services 0.22%

MA Ed Fin Auth AMT	4.125%		7/1/2046	BBB	5,000	5,124,250
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2031	Aaa	2,500	2,610,125
Total						7,734,375

General Obligation 12.19%

Atlantic City Brd Ed (AGM)	6.00%		4/1/2034	AA	550	572,187
Beaverton Sch Dist	5.00	%#(a)	6/15/2036	AA+	8,000	9,951,680
Bellwood GO	6.15%		12/1/2032	A	2,765	3,026,486
CA State GO	4.00%		9/1/2037	Aa2	5,000	5,680,000
CA State GO	5.00%		4/1/2032	Aa2	2,450	3,480,323
CA State GO	5.00%		2/1/2033	Aa2	10,000	10,655,400
CA State GO	5.00%		8/1/2038	Aa2	3,700	4,472,634
CA State GO	5.25%		8/1/2032	Aa2	7,500	9,098,475
CA State GO	5.375%		11/1/2035	Aa2	400	406,092
Carlsbad USD	3.125%		8/1/2048	Aa1	2,000	2,148,260
Chicago Brd Ed	5.00%		12/1/2029	BB-	2,000	2,195,500
Chicago Brd Ed	5.00%		12/1/2030	BB-	2,070	2,268,968
Chicago Brd Ed	5.00%		12/1/2031	BB-	1,000	1,090,900
Chicago Brd Ed	5.00%		12/1/2032	BB-	1,250	1,365,450
Chicago Brd Ed	5.00%		12/1/2033	BB-	1,750	1,902,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago Brd Ed	5.00%	12/1/2042	BB-	$575	$583,453
Chicago Brd Ed	5.00%	12/1/2046	BB-	1,500	1,579,260
Chicago Brd Ed	6.50%	12/1/2046	BB-	1,100	1,259,841
Chicago Brd Ed†	7.00%	12/1/2046	BB-	1,200	1,440,876
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	1,850	2,150,329
Chicago GO	5.00%	1/1/2026	BBB+	5,175	5,584,291
Chicago GO	5.00%	1/1/2029	BBB+	3,000	3,318,990
Chicago GO	5.00%	1/1/2030	BBB+	2,000	2,230,360
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,377,955
Chicago GO	5.00%	1/1/2034	BBB+	4,150	4,213,744
Chicago GO	5.00%	1/1/2034	BBB+	5,500	5,773,020
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,020,450
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,579,880
Chicago GO	5.50%	1/1/2035	BBB+	230	246,746
Chicago GO	5.50%	1/1/2037	BBB+	2,745	2,932,127
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,301,300
Chicago GO	5.50%	1/1/2049	BBB+	10,625	11,659,237
Chicago GO	5.625%	1/1/2030	BBB+	525	596,243
Chicago GO	6.00%	1/1/2038	BBB+	19,430	21,966,586
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,653,844
Clark Co SD (AGM)	4.00%	6/15/2038	AA	1,200	1,397,940
Clark Co SD (AGM)	4.00%	6/15/2040	AA	1,975	2,287,326
Cook Co GO	5.00%	11/15/2030	A+	1,000	1,119,130
Cook Co GO	5.00%	11/15/2031	A+	2,150	2,394,498
Cook Co GO	5.00%	11/15/2034	A+	500	550,695
Cook Co GO	5.00%	11/15/2035	A+	1,000	1,097,900
Cook Co GO	5.25%	11/15/2024	A+	1,500	1,558,380
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	10,948,300
CT State GO	4.00%	6/1/2037	A1	1,000	1,158,720
CT State GO	4.00%	6/15/2037	A1	975	1,109,238
CT State GO	4.00%	6/1/2038	A1	750	866,145
CT State GO	4.00%	6/1/2039	A1	600	690,810
CT State GO	5.00%	11/1/2027	A1	10,000	10,534,900
CT State GO	5.00%	11/1/2028	A1	10,000	10,526,700
CT State GO	5.00%	6/15/2032	A1	1,250	1,552,412
CT State GO	5.00%	6/15/2033	A1	1,250	1,543,763
CT State GO	5.00%	4/15/2036	A1	1,150	1,425,943
CT State GO	5.00%	6/15/2038	A1	1,000	1,215,450
CT State GO	5.00%	4/15/2039	A1	1,650	2,027,503
Delaware Co IDA - Covanta	5.00%	7/1/2043	Ba3	500	500,710
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	Ba3	4,000	4,011,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Greensboro GO	2.125%	6/1/2039	AAA	$1,000	$998,430
Greensboro GO	2.125%	6/1/2040	AAA	1,000	984,960
Greensboro GO	2.50%	6/1/2050	AAA	12,235	12,244,788
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000	7,743,680
Hillsborough Co	3.25%	8/1/2048	AAA	7,690	8,338,651
IL State GO	4.00%	11/1/2043	BBB-	8,970	8,769,520
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,627,465
IL State GO	5.00%	1/1/2033	BBB-	4,075	4,138,407
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,515,766
IL State GO	5.00%	5/1/2038	BBB-	4,515	4,821,975
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,758,714
IL State GO	5.50%	5/1/2030	BBB-	2,545	2,905,983
IL State GO	5.50%	7/1/2033	BBB-	9,470	9,935,735
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,591,992
IL State GO	5.50%	5/1/2039	BBB-	8,250	9,297,255
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	500	586,800
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	A2	1,000	1,024,630
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,163,150
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	4,215	5,055,092
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,143,140
MI Strategic Fund - I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,762,500
Middletown CSD	5.25%	12/1/2040	AA	2,500	2,795,475
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,922,960
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	15,195	10,986,289
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	6,910	4,807,080
NYC GO	5.00%	8/1/2027	Aa1	6,575	7,404,896
PA State GO	4.00%	9/15/2030	Aa3	10,000	11,622,300
PA State GO	4.00%	3/1/2037	Aa3	4,255	4,952,820
Perris UHSD (AGM)	3.00%	9/1/2044	AA	2,750	2,906,255
Philadelphia GO	5.00%	8/1/2036	A	8,990	10,886,081
Philadelphia GO	5.00%	8/1/2037	A	3,250	3,925,155
Philadelphia GO	5.25%	7/15/2031	A	2,000	2,301,460
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,452,190
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,150,730
Philadelphia Sch Dist	4.00%	9/1/2038	A2	2,200	2,525,446
Philadelphia Sch Dist	4.00%	9/1/2039	A2	5,600	6,410,432
Philadelphia Sch Dist	5.00%	9/1/2037	A2	1,200	1,417,500
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,178,700
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,287,671
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,585	1,852,580
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,353,244
PR Comwlth GO(d)	4.75%	7/1/2018	NR	370	246,050	(e)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

PR Comwlth GO(d)	5.50%		7/1/2027	Ca		$1,040	$682,500
PR Comwlth GO(d)	5.50%		7/1/2039	Ca		3,000	1,968,750
PR Pub Bldg Auth GTD (AGC)	5.00%		7/1/2036	AA		155	155,618
San Diego USD	3.25%		7/1/2048	Aa2		3,815	4,124,664
San Francisco Arpt AMT	5.25%		5/1/2042	A+		4,000	4,737,200
Stockton USD (AGM)	5.00%		7/1/2028	AA		750	813,803
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA		500	573,415
Tuscaloosa Co Brd of Ed	5.00%		8/1/2046	AA-		5,000	5,881,950
Union Co Util Auth - Covanta GTD AMT	4.75%		12/1/2031	AA+		4,000	4,153,840
Wilkes Barre PA School District (BAM)	5.00%		4/15/2059	AA		2,500	3,027,025
Yosemite CCD	5.00%		8/1/2029	Aa2		500	604,525
Total							428,818,249

Health Care 16.15%

Abag Fin Auth - Sharp Hlthcare	5.00%		8/1/2027	AA		300	319,485
Abag Fin Auth - Sharp Hlthcare	5.00%		8/1/2028	AA		345	367,635
Allegheny County Health Network	4.00%		4/1/2037	A		3,120	3,435,838
Allen Co - Bon Secours Mercy Hlth	5.00%		12/1/2046	A+		8,000	9,820,880
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%		5/1/2033	A+		7,065	7,507,975
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		3,000	3,078,780
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		2,615	2,665,443	(e)
Baltimore Co - Riderwood Village	4.00%		1/1/2045	A	(c)	5,250	5,676,562
Baltimore Co - Riderwood Village	4.00%		1/1/2050	A	(c)	2,500	2,690,275
Berks Co IDA - Tower Hlth	4.00%		11/1/2038	BBB+		5,000	5,139,400
Berks Co IDA - Tower Hlth	4.00%		11/1/2047	BBB+		2,220	2,253,766
Berks Co IDA - Tower Hlth	5.00%		11/1/2036	BBB+		5,000	5,680,500
Berks Co IDA - Tower Hlth	5.00	%#(a)	2/1/2040	BBB+		3,285	3,892,298
CA Fin AUth - Standord Hlth	4.00%		8/15/2050	AA-		4,000	4,621,120
CA Hlth - Sutter Hlth	4.00%		11/15/2042	A+		2,000	2,236,180
CA Hlth - Sutter Hlth	5.25%		8/15/2031	A+		5,245	5,488,368
CA Muni Fin - Cmnty Med Ctrs	5.00%		2/1/2047	A-		6,940	7,808,680
CA Stwde - Eskaton Pptys	5.25%		11/15/2034	BBB		1,875	1,942,425
CA Stwde - Huntington Memorial Hosp	4.00%		7/1/2048	A-		4,500	4,946,265
CA Stwde - John Muir Hlth	4.00%		12/1/2057	A+		2,500	2,590,300
CA Stwde - Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB-		6,875	7,378,456
CA Stwde - Loma Linda Univ Med Ctr†	5.50%		12/1/2058	BB-		3,375	3,648,308
CO Hlth Facs - Boulder Cmnty Hsp	5.00%		10/1/2032	A-		280	297,374
CO Hlth Facs - CommonSpirit	5.00%		8/1/2044	BBB+		3,000	3,526,860
Crawford Hsp Auth - Meadville Med	6.00%		6/1/2046	NR		950	1,033,439
Crawford Hsp Auth - Meadville Med	6.00%		6/1/2051	NR		1,115	1,208,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CT Hlth & Ed - Connecticut State Univ	3.125%	11/1/2038	A1		$2,270	$2,388,562
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	668,678
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	573,355
CT Hlth - Nuvance	4.00%	7/1/2041	A-		3,180	3,418,087
CT Hlth - Nuvance	4.00%	7/1/2049	A-		20,170	21,397,950
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2057	BBB-		1,000	1,093,960
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	BBB-		8,925	10,078,913
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	BBB-		5,250	5,867,977
Denver Hlth & Hsp Auth	4.00%	12/1/2037	BBB		1,295	1,388,564
Denver Hlth & Hsp Auth	4.00%	12/1/2038	BBB		785	839,181
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	749,448
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2053	A-		2,870	3,324,120
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2058	A-		19,500	22,522,500
Escambia Co - Baptist Hlth	4.00%	8/15/2050	BBB+		6,260	6,669,842
Fairview Health Services	5.00%	11/15/2049	A+		5,400	6,275,664
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	NR		290	322,625
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	NR		4,590	4,792,511
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%	2/15/2030	A		3,345	4,312,341
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%	2/15/2032	A		5,545	7,050,745
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		5,225	6,112,675
Greenville Hlth Sys	5.00%	5/1/2034	A		3,970	4,361,164
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2045	BB		2,000	2,066,480
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	AA+		235	265,099
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa3		1,500	1,627,755
LA PFA - Ochsner Clinic	6.25%	5/15/2031	A3		8,090	8,508,334
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(c)	1,350	1,372,221
Lee Memorial Hlth System	4.00%	4/1/2049	A+		5,500	5,972,725
Lucas Co Hsp - ProMedica Hlth	5.25%	11/15/2048	BBB		7,350	8,194,515
MA DFA - Atrius Hlth	4.00%	6/1/2049	BBB		1,880	1,945,010
MA DFA - Atrius Hlth	5.00%	6/1/2039	BBB		2,000	2,286,380
MA DFA - Boston Med Ctr	5.00%	7/1/2031	BBB		1,980	2,277,139
MA DFA - Boston Med Ctr	5.00%	7/1/2035	BBB		5,115	5,773,761
MA DFA - CareGroup	5.00%	7/1/2048	A		4,000	4,658,520
MA DFA - Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,618,000
MA DFA - Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000	2,151,780
MA DFA - Wellforce Hlth	5.00%	7/1/2039	BBB+		2,685	3,085,575
Martin Co Hlth - Cleveland Clinic	4.00%	1/1/2046	AA		5,000	5,589,000
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	NR		930	995,500
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,250	3,338,010
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		10,000	11,009,600
MD Hlth & HI Ed - Doctors	5.00%	7/1/2038	Baa3		7,080	7,816,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	BBB+		$1,320	$1,496,537
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	BBB+		2,250	2,539,845
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB+		11,635	12,114,129
ME Hlth & HI Ed - Mainegeneral Hlth	6.00%	7/1/2026	Ba3		620	639,139
ME Hlth & HI Ed - Mainegeneral Hlth	6.75%	7/1/2036	Ba3		400	412,240
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	11,599,568
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BB-	(c)	1,000	803,930
MI Fin Auth - Henry Ford Hlth	4.00%	11/15/2050	A		7,420	8,149,312
MI Fin Auth - Trinity Health	4.00%	12/1/2049	AA-		6,000	6,722,700
MI Hosp Fin Auth - Ascension Hlth	5.00%	11/15/2047	AA+		4,000	5,006,160
MO Hlth Ed - Mosaic Hlth	4.00%	2/15/2054	A1		4,450	4,885,521
Montgomery Co Hgr Ed - Thomas Jeff U	4.00%	9/1/2049	A		3,960	4,227,538
Montgomery Co Hosp - Premier	4.00%	11/15/2042	Baa1		4,440	4,644,240
Montgomery Co Hosp - Premier	4.00%	11/15/2045	Baa1		2,500	2,598,250
Montgomery Co IDA - ACTS(b)	5.00%	11/15/2045	A-	(c)	1,250	1,442,613
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	A-	(c)	3,150	3,345,804
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(c)	1,300	1,373,645
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		4,500	4,872,420
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		1,070	1,058,284
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2043	BBB		4,000	4,599,240
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760	6,535,354
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650	2,714,448
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,208,229
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,114,150
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	644,293
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,796,175
NE Ed Hlth - Immanuel	4.00%	1/1/2049	AA	(c)	10,000	10,931,500
NH Hlth & Ed - Dartmouth Hitchcock	5.00%	8/1/2059	A		5,610	8,077,558
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		5,000	5,015,400
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	151,320
NM Hsp - Haverland	5.00%	7/1/2049	BBB-	(c)	3,375	3,354,548
NY Dorm - Montefiore	4.00%	8/1/2036	BBB		1,450	1,569,306
NY Dorm - Montefiore	4.00%	8/1/2038	BBB		1,650	1,778,057
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		1,000	1,177,090
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		1,010	1,186,538
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		1,000	1,172,530
NY Dorm - Montefiore Ob Group	5.00%	8/1/2030	BBB		3,000	3,569,460
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,528,852
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,153,220
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,439,945
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,150,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa2		$2,400	$2,407,560
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa2		5,640	5,655,848
OH Hsp - University Hospitals	4.00%	1/15/2050	A		12,000	13,130,040
OK DFA - OU Med	5.50%	8/15/2057	Baa3		7,090	8,197,103
OK DFA - OU Med (AGM)	4.00%	8/15/2048	AA		4,000	4,325,280
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,500	4,998,240
Oroville - Oroville Hsp	5.25%	4/1/2039	BB		1,000	1,070,920
Oroville - Oroville Hsp	5.25%	4/1/2049	BB		750	789,098
Oroville - Oroville Hsp	5.25%	4/1/2054	BB		1,000	1,044,130
PA Hi Ed - U Penn Hlth	4.00%	8/15/2049	AA		12,000	13,441,320
Palm Beach Co Hlth - Lifespace	5.00%	5/15/2053	BBB	(c)	2,375	2,378,373
Palomar Hlth	5.00%	11/1/2036	BBB		4,025	4,597,154
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,063,364
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2031	BBB-		1,000	1,144,640
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		1,000	1,137,920
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,340,462
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	262,885
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A		5,750	6,423,037
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,026,086
Savannah Hosp - St.Joseph’s/Candler	4.00%	7/1/2043	A3		5,000	5,392,300
Tampa Hlth & Ed - Moffit Cancer	4.00%	7/1/2045	A2		1,500	1,658,940
Tampa Hlth & Ed - Moffit Cancer	5.00%	7/1/2050	A2		5,350	6,488,640
UCal Med Ctr	5.25%	5/15/2038	AA-		660	727,742
UNC Hopsitals - Chapel Hill	5.00%	2/1/2045	AA		5,000	7,452,900
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,139,050
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,129,190
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,442,240
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	111,826
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	30,509
WI Hlth & Ed - Marshfield Hlth Sys	4.00%	2/15/2050	A-		7,530	7,976,077
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		840	778,100
WI PFA - ACTS(b)	5.00%	11/15/2041	A-	(c)	1,125	1,299,161
WI PFA - Alabama Proton†	6.85%	10/1/2047	NR		2,160	2,433,737
WV Hsp - Herbert Thomas Hlth(d)	6.25%	10/1/2023	NR		2,000	712,000
Total						568,021,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 1.81%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR	$300	$329,229
CA HFA - MFH	4.00%	3/20/2033	BBB+	10,874	11,674,702
CA HFA - MFH	4.25%	1/15/2035	BBB+	6,918	7,565,273
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+	650	715,520
CA Muni Fin - Park Wstrn Apts (FNMA)	2.65%	8/1/2036	Aaa	4,460	4,671,680
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3	1,410	1,478,258
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+	5,500	5,958,975
LA HFA - Gmf-LA Chateau	8.00%	9/1/2039	CCC+	1,300	1,157,234
LA Pub Facs Auth - Provident LSU	5.00%	7/1/2059	A3	2,500	2,742,100
MD EDC - Bowie State Std Hsg	4.00%	7/1/2050	BBB-	1,700	1,665,048
MI HDA	3.60%	10/1/2060	AA	6,330	6,771,644
NY State Hsg	3.15%	11/1/2054	Aa2	2,375	2,471,164
NYC HDC	3.35%	11/1/2065	AA+	8,870	9,183,200
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2037	Baa3	1,000	1,051,090
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2049	Baa3	1,125	1,167,086
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2054	Baa3	1,330	1,374,781
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-	1,000	1,030,990
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	1,500	1,531,965
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-	1,000	1,014,480
Total					63,554,419

Lease Obligations 6.14%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	Aa3	5,600	5,950,000
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	Aa3	535	564,730
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	Aa3	8,500	9,096,615
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	Aa3	2,500	2,634,425
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	6,430	7,209,895
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA	7,000	7,280,000
Houston CO Coop Dist - Country Crossing	Zero Coupon	6/7/2013	NR	1,768	247,520	(e)
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,840,655
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	947,478
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB+	6,500	6,967,935
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+	3,000	3,198,120
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+	6,145	6,523,040
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	5,000	5,838,200
KY Bond Dev Corp - Lexington Conv	4.00%	9/1/2048	A+	6,645	6,907,411
Los Angeles USD COP	5.00%	10/1/2025	A	1,000	1,087,840
MI Fin Auth - Wayne Co Criminal Justice	4.00%	11/1/2048	Aa3	3,500	3,956,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

MI St Bldg Auth	4.00%	4/15/2054	Aa2	$6,500	$7,413,185
NJ Ed Facs - Higher Ed	4.00%	9/1/2029	BBB+	5,445	5,670,205
NJ EDA - Bldgs	5.00%	6/15/2036	BBB+	1,250	1,382,550
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+	6,050	6,555,114
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB	7,500	8,275,650
NJ EDA - Sch Facs	1.73% (MUNIPSA * 1 + 1.60%)#	3/1/2028	BBB+	5,565	5,390,203
NJ EDA - Sch Facs	5.00%	3/1/2028	BBB+	3,845	4,065,818
NJ EDA - Sch Facs	5.00%	6/15/2042	BBB+	4,800	5,207,184
NJ EDA - Sch Facs	5.50%	6/15/2031	BBB+	1,350	1,545,602
NJ EDA - State House	5.00%	6/15/2043	BBB+	4,500	4,946,445
NJ Trans Trust Fund	Zero Coupon	12/15/2028	BBB+	10,000	7,553,100
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	1,935	1,271,353
NJ Trans Trust Fund	Zero Coupon	12/15/2037	BBB+	2,650	1,291,663
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+	6,615	3,067,442
NJ Trans Trust Fund	4.00%	6/15/2050	BBB+	18,750	19,018,500
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+	4,425	4,815,860
NJ Trans Trust Fund	5.00%	6/15/2030	A+	3,000	3,333,270
NJ Trans Trust Fund	5.00%	6/15/2031	A+	2,400	2,648,448
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+	4,200	4,713,786
NJ Trans Trust Fund	5.00%	12/15/2036	BBB+	3,500	3,914,365
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+	6,720	6,913,469
NJ Trans Trust Fund	5.00%	6/15/2042	BBB+	2,215	2,272,546
NJ Trans Trust Fund	5.00%	6/15/2046	BBB+	10,000	10,921,100
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA	10,000	10,775,800
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA	6,000	6,459,180
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA	545	666,034
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	AA-	3,150	3,678,192
Total					216,016,083

Other Revenue 4.51%

Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	NR	5,905	5,955,429
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	2,500	2,785,625
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	BBB+	8,100	8,593,452
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2048	BBB-	1,650	1,853,841
City of Miami Beach - Parking Revs (BAM)	5.00%	9/1/2040	AA	2,000	2,334,180
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	A-	275	288,896
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	A-	1,000	1,111,590
Clifton Higher Ed - Intl Ldrshp Sch	6.125%	8/15/2048	NR	7,825	8,644,669
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	526,370
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	1,935	2,110,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

DC Rev - KIPP Chtr Sch		6.00%	7/1/2043	NR	$1,000	$1,168,640
DC Rev - KIPP Chtr Sch		6.00%	7/1/2048	NR	1,000	1,168,640
FL DFC - Renaissance Chtr Sch		7.625%	6/15/2041	NR	5,500	5,872,570
Grand River Hosp Dist (AGM)		5.25%	12/1/2034	AA	1,000	1,172,020
Grand River Hosp Dist (AGM)		5.25%	12/1/2035	AA	1,000	1,167,330
Grand River Hosp Dist (AGM)		5.25%	12/1/2037	AA	1,160	1,345,426
Houston Hi Ed - Cosmos Fndtn		5.00%	2/15/2032	BBB	100	104,677
Houston HI Ed - Cosmos Fndtn		5.00%	2/15/2042	BBB	725	752,506
Houston HI Ed - Cosmos Fndtn		6.875%	5/15/2041	BBB	125	132,085
IL Fin Auth - Noble Chrter Schs		6.125%	9/1/2039	BBB	6,000	6,560,940
IN Fin Auth - Drexel Foundation		7.00%	10/1/2039	B	1,250	1,251,750
Indianapolis Local Pub Impt Bd Bk		5.00%	2/1/2031	AA-	7,120	8,137,519
KY Public Energy Auth - Peak Energy	4.00	%#(a)	2/1/2050	A3	11,660	13,641,384
Long Beach Nat Gas - ML	1.713% (3 Mo. LIBOR * .67 + 1.45	%)#	11/15/2027	A2	9,000	8,900,010	(e)
Lower AL Gas Dist - Goldman Sachs	4.00	%#(a)	12/1/2050	A3	2,000	2,277,860
Lower AL Gas Dist - Goldman Sachs		5.00%	9/1/2046	A3	12,500	17,222,875
Main St Nat Gas - Macquarie		5.00%	5/15/2037	A3	2,990	3,861,734
Main St Nat Gas - Macquarie		5.00%	5/15/2043	A3	3,250	3,784,397
Main St Nat Gas - Macquarie		5.00%	5/15/2049	A3	8,150	11,257,758
Maricopa Co IDA - Legacy Schools†		5.00%	7/1/2049	Ba2	1,165	1,220,000
Maricopa Co IDA - Legacy Schools†		5.00%	7/1/2054	Ba2	1,000	1,043,730
Met Boston Trans Pkg Corp		5.25%	7/1/2033	A1	11,000	11,373,780
MI Pub Ed - Bradford Admy		8.75%	9/1/2039	NR	2,250	1,755,000
Middlesex Co Impt Auth - Heldrich Ctr(d)		6.125%	1/1/2025	NR	1,250	25,000
Middlesex Co Impt Auth - Heldrich Ctr(d)		6.25%	1/1/2037	NR	1,700	34,000
NJ EDA - Team Academy		6.00%	10/1/2043	BBB	3,500	3,801,175
NYC Cultural - Whitney Museum		5.25%	7/1/2026	A+	500	510,310
Overland Pk Dev - Conv Ctr		5.00%	3/1/2044	BBB	1,500	1,427,505
Overland Pk Dev - Conv Ctr		5.00%	3/1/2049	BBB	1,500	1,427,715
San Antonio Hotel & Conv Ctr AMT (AMBAC)		5.00%	7/15/2039	A	7,000	7,002,380
Selma IDB - Intl Paper		5.80%	5/1/2034	BBB	150	150,183
TX Muni Gas Acq & Supply - Macquarie		5.00%	12/15/2031	A3	4,785	5,086,503
Total						158,841,920

Special Tax 1.87%

Allentown Neighborhood Impt		5.00%	5/1/2027	Baa3	250	263,887
Allentown Neighborhood Impt†		5.00%	5/1/2032	Ba3	1,845	1,919,520
Allentown Neighborhood Impt		5.00%	5/1/2035	Baa3	4,800	5,014,800
CT Spl Tax - Trans Infra		5.00%	8/1/2034	A+	3,600	4,211,496
CT Spl Tax - Trans Infra		5.00%	1/1/2037	A+	7,000	8,476,790
CT Spl Tax - Trans Infra		5.00%	1/1/2038	A+	4,250	5,132,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

Gramercy Farms CDD	Zero Coupon	5/1/2039	NR		$4,115	$1,975,200
Gramercy Farms Cmnty Dev Dist(d)	5.25%	5/1/2039	NR		1,340	13
Houston CO Coop Dist - Country Crossing(d)	10.00%	5/1/2039	NR		5,000	550,000	(e)
Inland Valley Redev Agy	5.25%	9/1/2037	A-		4,875	5,392,091
Irvine CFD - Great Park	5.00%	9/1/2044	NR		500	543,375
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2		2,325	2,549,130
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	2.399% (CPI Based )#	3/1/2024	Baa1		5,000	4,875,200
PA COPS	4.00%	7/1/2046	A		2,375	2,669,690
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA		1,500	1,729,620
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA		1,400	1,609,104
Riverside RDA - Housing	Zero Coupon	10/1/2041	A		11,195	15,250,613
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB+		1,000	1,037,570
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB+		1,400	1,452,598
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A+		660	677,015
Stone Canyon CID(d)	5.70%	4/1/2022	NR		1,000	260,000
Stone Canyon CID(d)	5.75%	4/1/2027	NR		1,300	338,000
Total						65,928,692

Tax Revenue 4.22%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+		3,300	3,363,756
Casino Reinv Dev Auth	5.25%	11/1/2044	BBB+		1,950	1,976,013
Chicago Brd Ed - CIT	5.00%	4/1/2042	A	(c)	1,800	1,911,042
Chicago Trans Auth	5.00%	12/1/2046	A+		2,165	2,370,177
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		340	334,203
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		750	720,330
Cook Co Sales Tax	4.00%	11/15/2034	AA-		3,750	4,146,150
CT Spl Tax - Trans Infra	4.00%	5/1/2036	A+		2,500	2,881,600
CT Spl Tax - Trans Infra	4.00%	5/1/2039	A+		2,650	3,023,730
Hudson Yards	5.75%	2/15/2047	Aa2		355	365,991
MA Sch Bldg Auth - Sales Tax	4.00%	2/15/2043	AA		1,000	1,117,550
Met Atlanta Rapid Trans Auth	3.25%	7/1/2039	AA+		2,330	2,486,599
Met Pier & Expo Auth - Mccormick Place	5.50%	6/15/2053	BBB		4,415	4,700,871
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,145	1,239,130
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2046	AA		1,595	603,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB	$10,480	$7,268,194
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	10,326,000
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB	15,000	7,361,550
Met Pier & Expo Auth - McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA	915	985,794
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,750	2,950,640
NY Dorm - PIT	4.00%	3/15/2045	Aa1	4,000	4,638,200
NY UDC - PIT	5.00%	3/15/2033	AA+	750	830,603
NYC TFA - Future Tax	4.00%	5/1/2037	AAA	3,000	3,386,370
NYC TFA - Future Tax	4.00%	8/1/2042	AAA	1,000	1,118,540
NYC TFA - Future Tax	4.00%	5/1/2044	AAA	1,000	1,125,870
NYC TFA - Future Tax	5.00%	2/1/2036	AAA	1,000	1,133,060
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,271	971,832
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	2,122	1,496,647
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,549	1,650,936
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,798	571,464
PR Corp Sales Tax	4.329%	7/1/2040	NR	8,303	8,362,200
PR Corp Sales Tax	4.329%	7/1/2040	NR	7,602	7,656,202
PR Corp Sales Tax	4.536%	7/1/2053	NR	39	39,617
PR Corp Sales Tax	4.55%	7/1/2040	NR	129	131,838
PR Corp Sales Tax	4.75%	7/1/2053	NR	3,940	4,058,830
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,067	1,102,798
PR Corp Sales Tax	5.00%	7/1/2058	NR	22,033	23,091,686
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA	4,725	5,246,451
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA	6,800	7,516,040
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A+	275	281,366
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A+	4,190	4,281,719
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A+	530	540,420
Sonoma Marin Area Rail	5.00%	3/1/2028	AA	510	546,837
VT Edu Loan Rev AMT	3.375%	6/15/2036	A	4,860	4,767,028
Yorba Linda Redev Agy	6.00%	9/1/2026	NR	1,145	1,220,490
Yorba Linda Redev Agy	6.50%	9/1/2032	NR	2,250	2,410,020
Total					148,309,629

Tobacco 4.47%

Buckeye Tobacco	Zero Coupon	6/1/2057	NR	19,000	2,642,520
Buckeye Tobacco	3.00%	6/1/2048	BBB+	8,000	7,606,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Buckeye Tobacco	5.00%	6/1/2055	NR	$31,500	$33,221,160
Golden St Tobacco	5.00%	6/1/2029	BBB	2,500	3,019,650
Golden St Tobacco	5.00%	6/1/2030	Aa3	500	556,715
Golden St Tobacco	5.00%	6/1/2047	NR	7,500	7,593,975
Golden St Tobacco	5.00%	6/1/2047	NR	8,130	8,231,869
Golden St Tobacco	5.25%	6/1/2047	NR	4,375	4,451,038
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	9,000	1,534,680
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	2,010	2,201,091
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	290,038
MI Tob Settlement	5.125%	6/1/2022	B-	500	500,515
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	20,000	732,800
Nthrn CA Tobacco	5.50%	6/1/2045	B-	3,000	3,000,660
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA	15,000	16,725,900
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,930,948
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR	5,625	5,917,387
San Diego Co Tobacco	5.00%	6/1/2048	BBB-	9,700	11,194,576
San Diego Co Tobacco	5.00%	6/1/2048	BBB+	1,500	1,771,395
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	5,895	5,905,375
Tobacco Settlement Auth IA	5.50%	6/1/2042	B-	205	207,981
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,053,200
Tobacco Settlement Fin Corp LA	5.25%	5/15/2035	A-	2,310	2,483,966
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB	1,535	1,562,384
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2031	A-	4,605	5,664,426
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2033	A-	1,000	1,215,040
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	3,760	4,130,473
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	7,540	7,540,829
TSASC	5.00%	6/1/2023	B-	3,400	3,441,174
TSASC	5.00%	6/1/2035	A-	1,390	1,624,868
TSASC	5.00%	6/1/2036	A-	620	722,145
TSASC	5.00%	6/1/2048	NR	5,550	5,637,246
Total					157,312,424

Transportation 22.43%

AL Port Auth (AGM)	5.00%	10/1/2036	AA	750	910,680
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA	2,000	2,422,640
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA	2,000	2,413,880
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2034	AA	3,650	4,255,352
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	648,418
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-	2,000	2,265,740
Atlanta Arpt - PFC	5.00%	1/1/2031	AA-	4,000	4,505,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Atlanta Arpt AMT	4.00%	7/1/2039	AA-		$2,250	$2,522,723
Bay Area Toll Auth	3.00%	4/1/2054	AA-		2,500	2,573,425
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860	5,331,760
CA Muni Fin - LINXS (AGM) AMT	4.00%	12/31/2047	AA		3,630	3,873,355
CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(c)	14,450	15,053,721
CA Muni Fin Auth - LINXS AMT	5.00%	12/31/2038	BBB-	(c)	5,000	5,744,450
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A2		4,630	5,087,259
Canaveral Port Auth	5.00%	6/1/2048	A2		4,890	5,348,486
Central TX Mobility Auth	5.00%	1/1/2042	BBB+		6,185	6,465,737
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500	4,924,305
Central TX Mobility Auth	6.00%	1/1/2041	A-		10,000	10,288,100
Central TX Tpk	3.00%	8/15/2040	A		4,350	4,493,419
Central TX Tpk	5.00%	8/15/2033	A-		5,750	6,313,672
Central TX Tpk	5.00%	8/15/2037	A-		1,000	1,088,380
Charlotte Arpt	5.00%	7/1/2033	AA-		575	596,246
Chicago Midway Arpt	4.00%	1/1/2034	A		1,000	1,078,460
Chicago O’Hare Arpt	4.00%	1/1/2044	A		13,500	14,806,935
Chicago O’Hare Arpt	5.00%	1/1/2035	A		1,040	1,043,661
Chicago O’Hare Arpt	5.00%	1/1/2048	A		1,020	1,215,095
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	285,729
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A		10,000	11,786,900
Chicago O’Hare Arpt - TRIPS AMT	5.00%	7/1/2048	BBB+		2,500	2,787,750
Chicago O’Hare Arpt AMT	5.00%	1/1/2047	A		5,735	6,543,348
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		10,000	11,730,100
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	1,028,268
CT Airport Auth - Bradley Arpt AMT	4.00%	7/1/2049	A-		3,600	3,907,080
CT Airport Auth - Ground Trans Proj AMT	5.00%	7/1/2049	A-		3,425	4,045,918
Delaware River Port Auth	5.00%	1/1/2029	A+		470	530,033
Delaware River Port Auth	5.00%	1/1/2034	A+		8,000	8,905,520
Denver City & Co Arpt	4.00%	12/1/2043	A		5,000	5,568,450
Denver City & Co Arpt AMT	4.00%	12/1/2043	A		2,565	2,811,702
Denver City & Co Arpt AMT	4.00%	12/1/2048	A		4,255	4,633,652
Denver City & Co Arpt AMT	5.25%	11/15/2043	A		8,000	8,786,640
DFW Arpt	5.00%	11/1/2030	A		850	953,896
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A		4,200	3,309,600
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A		7,720	3,994,482
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2		2,430	2,764,538
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2		1,000	1,126,940
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2		3,000	3,351,120
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA		500	522,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		$5,000	$3,346,400
Foothill / Eastern Corridor Toll Rd	3.50%	1/15/2053	A-		12,500	12,943,750
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-		5,375	5,976,892
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		9,000	10,785,420
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-		8,000	9,587,040
Foothill / Eastern Corridor Toll Rd	6.25%	1/15/2033	BBB+		6,500	7,383,935
Greater Orlando Aviation AMT	4.00%	10/1/2044	AA-		7,500	8,305,575
Hampton Roads Trans Commn	5.50%	7/1/2057	AA		7,500	9,418,875
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa2		500	567,320
HI Airport Sys AMT	5.00%	7/1/2041	AA-		5,000	5,665,900
HI Airport Sys AMT	5.00%	7/1/2048	AA-		11,905	14,033,614
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	BB-		2,500	2,544,675
Houston Arpt - United Airlines AMT	5.00%	7/1/2027	BB-	(c)	340	354,249
Houston Arpt - United Airlines AMT	5.00%	7/15/2027	BB-	(c)	1,000	1,028,030
Houston Arpt - United Airlines AMT	5.00%	7/15/2027	BB-	(c)	550	573,155
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2054	A		23,835	27,965,844
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	3,845,645
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-		710	717,633
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA		4,000	4,522,120
MA Port Auth AMT	4.00%	7/1/2046	AA		5,465	5,811,590
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,703,700
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,738,790
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3		375	401,381
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3		750	797,423
MD Trans - Baltimore Intl Arpt AMT	3.00%	6/1/2036	A+		7,310	7,439,460
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2053	A-		4,690	5,040,765
Met DC Arpt	5.00%	10/1/2035	AA-		255	258,004
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,742,180
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,232,160
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,339,771
Met Nashville Arpt Auth	4.00%	7/1/2049	A2		18,400	20,355,552
Met Nashville Arpt Auth AMT	4.00%	7/1/2054	A2		3,000	3,303,180
Met Nashville Arpt Auth AMT	5.00%	7/1/2049	A2		5,000	6,077,300
MI Strategic Fund - I-75 AMT	5.00%	6/30/2048	Baa2		2,500	2,718,475
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	A-		500	548,705
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	A-		550	600,996
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,258,322
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A		4,435	5,024,101
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A		2,500	2,823,325
Miami Dade Co Aviation - Mia AMT	5.00%	10/1/2034	A		10,000	11,120,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Miami Dade Co Expwy Auth	5.00%		7/1/2027	A		$160	$180,736
Miami Dade Co Expwy Auth	5.00%		7/1/2028	A		515	581,528
Mid Bay Bridge Auth	7.25%		10/1/2034	AAApr	(c)	5,900	6,402,267
Minneapolis / St Paul Met Arpts	5.00%		1/1/2027	A+		575	652,458
Minneapolis / St Paul Met Arpts	5.00%		1/1/2031	A+		2,000	2,248,880
MTA NY	5.00	%#(a)	11/15/2045	A2		2,700	3,115,827
MTA NY	5.00%		11/15/2050	A2		3,125	3,549,531
MTA NY	5.25%		11/15/2055	A2		6,000	6,880,260
NC Tpk Auth - Triangle Exprs	4.00%		1/1/2055	AA		4,000	4,332,880
NC Tpk Auth - Triangle Exprs	5.00%		1/1/2032	BBB		1,350	1,546,412
NC Tpk Auth - Triangle Exprs	5.00%		1/1/2043	BBB		1,150	1,313,829
NC Tpk Auth - Triangle Exprs (AGM)	4.00%		1/1/2037	AA		14,255	15,836,165
NC Tpk Auth - Triangle Exprs (AGM)	4.00%		1/1/2038	AA		1,000	1,107,580
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2025	A3		2,750	3,122,378
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2026	A3		1,000	1,133,060
NJ Tpk Auth	4.00%		1/1/2033	A+		1,630	1,822,715
NJ Tpk Auth	4.00%		1/1/2043	A+		5,555	6,012,732
North TX Twy Auth	5.00%		1/1/2031	A		250	280,928
North TX Twy Auth	5.00%		1/1/2040	A+		4,350	4,669,290
North TX Twy Auth	5.00%		1/1/2048	A		5,000	5,846,500
NY Trans Dev Corp - Delta AMT	4.00%		1/1/2036	Baa3		3,295	3,332,398
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2029	Baa3		2,000	2,146,160
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2030	Baa3		3,275	3,514,337
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2033	Baa3		12,450	13,351,504
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2034	Baa3		3,855	4,134,141
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2036	Baa3		2,250	2,412,923
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%		7/1/2041	Baa3		2,330	2,386,875
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%		7/1/2046	Baa3		1,340	1,366,184
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%		7/1/2046	Baa3		4,850	5,223,741
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%		1/1/2050	Baa3		19,210	20,839,008
NY Twy Auth (AGM)	4.00%		1/1/2051	AA		2,725	2,939,948
Orlando & Orange Co Expwy Auth	4.00%		7/1/2035	A+		5,000	5,484,700
Osceola Parkway	4.00%		10/1/2054	BBB+		9,300	10,119,144
PA Tpk Commn	4.00%		12/1/2038	A3		3,425	3,732,668
PA Tpk Commn	4.00%		12/1/2049	A3		3,500	3,775,485
PA Tpk Commn	5.00%		6/1/2029	A3		9,000	10,510,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

PA Tpk Commn	5.00%	12/1/2039	A+	$750	$844,185
PA Tpk Commn	5.00%	12/1/2044	A3	2,500	2,958,125
Philadelphia Airport AMT	5.00%	7/1/2042	A	4,440	5,089,750
Phoenix Arpt AMT	4.00%	7/1/2037	A+	8,000	8,946,400
Phoenix Arpt AMT	4.00%	7/1/2038	A+	5,960	6,644,923
Phoenix Arpt AMT	4.00%	7/1/2044	A+	2,000	2,195,680
Port Auth NY & NJ	4.00%	9/1/2043	Aa3	2,000	2,255,760
Port Auth NY & NJ	5.25%	10/15/2055	Aa3	3,675	4,277,296
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	5,000	5,039,950
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	1,910,906
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	3,030	3,328,728
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,408,116
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,217,420
PR Hwy & Trans Auth(d)	4.00%	7/1/2017	NR	240	110,400
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,170,960
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2025	AA	2,000	2,182,500
Sacramento Co Arpt	5.00%	7/1/2041	A	8,000	9,106,240
Salt Lake City Arpt AMT	5.00%	7/1/2034	A+	5,000	5,984,400
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,473,348
San Diego Arpt AMT	4.00%	7/1/2044	A	800	882,968
San Francisco Arpt AMT	4.00%	5/1/2049	A+	1,500	1,650,720
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,163,250
San Francisco Arpt AMT	5.00%	5/1/2050	A+	8,150	9,769,975
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,670,110
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	11,250	12,360,487
San Jose Arpt	5.00%	3/1/2047	A	750	889,320
San Jose Arpt AMT	5.00%	3/1/2047	A	2,800	3,229,492
San Jose Arpt AMT	6.25%	3/1/2034	A	5,000	5,162,300
SC St Port Auth AMT	5.00%	7/1/2044	A+	5,000	5,933,250
Triborough Brdg & Tunl Auth	4.00%	11/15/2054	AA-	8,500	9,661,525
Triborough Brdg & Tunl Auth	5.00%	11/15/2042	AA-	1,640	1,970,345
Triborough Brdg & Tunl Auth	5.00%	11/15/2054	AA-	6,800	8,466,680
TX Surface Trans Corp - NTE Seg 3C AMT	5.00%	6/30/2058	Baa3	5,185	5,900,737
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2040	Baa3	2,150	905,903
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2042	Baa3	2,500	943,200
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2046	Baa3	1,000	303,050
TX Trans Comm - Hwy 249	5.00%	8/1/2057	Baa3	2,625	2,943,098
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	7/1/2034	BBB-	1,525	1,570,232
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	7/1/2034	BBB-	5,000	5,148,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

VA Small Bus Fing - 95 Express Lanes AMT	5.00%	1/1/2044	BBB-	$5,000	$5,140,900
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	7/1/2049	BBB-	8,545	8,785,798
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,423,483
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,230	1,306,260
Wayne Co Arpt AMT	5.00%	12/1/2039	A1	1,700	1,888,768
Wayne Co Arpt AMT	5.00%	12/1/2042	A1	1,200	1,384,056
WV Parkways Auth	4.00%	6/1/2047	AA-	5,235	5,916,178
Total					788,967,466

Utilities 11.85%

Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,500	1,834,320
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,750	5,439,605
Baltimore Water	4.00%	7/1/2049	AA-	5,850	6,590,610
Baltimore Water	5.00%	7/1/2032	A+	2,435	2,800,323
Baltimore Water	5.00%	7/1/2046	A+	10,000	11,691,600
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	3,025	3,283,365
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	3,380	3,668,686
CA Poll Ctl - Poseidon Res†	5.00%	7/1/2039	Baa3	2,200	2,506,636
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3	2,750	3,102,632
Campbell Co Solid Wste - Basin Elec	3.625%	7/15/2039	A	11,270	11,977,756
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	607,090
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	5,525	5,913,076
Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+	11,040	14,928,840
Central Plains - Goldman Sachs	5.25%	9/1/2037	A3	9,025	9,706,658
Chicago Water	5.00%	11/1/2029	A	4,560	5,453,851
Chicago Water	5.00%	11/1/2036	A	1,775	2,034,221
Chicago Water	5.00%	11/1/2039	A	3,455	3,748,260
Chicago Water (AGM)	5.00%	11/1/2036	AA	3,000	3,481,260
Chicago Water (AGM)	5.00%	11/1/2037	AA	2,500	2,893,450
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	A	2,125	2,132,523
CO Public Auth - ML	6.50%	11/15/2038	A2	4,305	6,479,671
Compton Water	6.00%	8/1/2039	NR	5,500	5,518,425
DE EDA - NRG Energy	5.375%	10/1/2045	Baa2	12,000	12,028,560
Detroit Sewer	5.00%	7/1/2034	A+	1,980	2,320,461
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	4,000	4,674,920
GA Muni Elec Auth - MEAG	4.00%	1/1/2049	BBB+	5,000	5,398,800
GA Muni Elec Auth - MEAG	5.00%	1/1/2033	NR	1,910	2,150,393
GA Muni Elec Auth - MEAG	5.00%	1/1/2048	BBB+	5,000	5,846,200
GA Muni Elec Auth - MEAG	5.00%	1/1/2056	A	2,200	2,556,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

GA Muni Elec Auth - MEAG	5.00%		1/1/2059	BBB+	$2,000	$2,308,340
Gainesville Utility	5.25%		10/1/2034	AA-	150	151,685
Guam Waterworks Auth	5.00%		1/1/2050	A-	2,250	2,691,248
HI Dept Budget - Hawaiian Electric	3.20%		7/1/2039	Baa2	17,590	18,177,154
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	6,235	6,646,697
IN Fin Auth - OVEC	5.00%		6/1/2039	Ba1	2,315	2,398,456
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB	350	342,006
Jefferson Co Sewer	6.50%		10/1/2053	BBB	7,700	8,941,779
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2026	AA	1,000	845,530
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA	4,875	3,858,757
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA	3,555	3,976,694
KY Muni Pwr - Prairie State Proj	4.00%		9/1/2045	Baa1	8,605	9,044,629
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	Baa1	5,000	5,700,050
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	Baa1	5,000	5,683,450
Long Beach Nat Gas - ML	5.50%		11/15/2037	A2	8,950	12,718,845
Louisville/Jeff CO Met Swr Dist	3.25%		5/15/2046	AA	2,450	2,573,676
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA	9,710	10,307,650
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2031	A3	1,000	1,273,220
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2040	A	2,970	3,442,557
Main St Nat Gas - Citibank	4.00	%#(a)	3/1/2050	A3	2,725	3,132,115
Main St Nat Gas - Macquarie	5.00%		5/15/2035	A3	2,000	2,567,360
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		2/1/2040	BBB	5,085	5,371,896
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		4/1/2040	BBB	3,445	3,637,817
New Orleans Water	5.00%		12/1/2034	A-	1,000	1,155,500
NJ EDA - Nat Gas AMT	3.00%		8/1/2041	A1	5,000	5,083,700
Norfolk Water	5.25%		11/1/2028	AA+	1,000	1,241,500
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-	5,400	5,670,594
North Sumter Co Util Dep Dist	5.375%		10/1/2030	AA-	5,240	5,304,714
NYC Muni Water	5.00%		6/15/2036	AA+	500	577,240
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+	4,000	4,692,680
Paducah Electric (AGM)	5.00%		10/1/2033	AA	1,000	1,193,090
Paducah Electric (AGM)	5.00%		10/1/2034	AA	1,000	1,190,320
Paducah Electric (AGM)	5.00%		10/1/2035	AA	1,000	1,187,840
Philadelphia Gas Works	5.00%		8/1/2029	A	2,000	2,320,600
Philadelphia Gas Works	5.00%		8/1/2030	A	1,500	1,734,120
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+	3,355	3,990,772
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+	6,610	7,965,975
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca	3,240	3,312,900
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Ca	3,080	3,195,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth(d)		1.66% (3 Mo. LIBOR * .67 + .70%)#	7/1/2031	D	(c)	$4,000	$2,530,000	(e)
PR Elec Pwr Auth(d)		5.00%	7/1/2028	D	(c)	270	188,325
PR Elec Pwr Auth(d)		5.25%	7/1/2028	D	(c)	880	616,000
PR Elec Pwr Auth (AGC)		4.25%	7/1/2027	AA		280	280,104
Prichard Wtr & Swr		4.00%	11/1/2044	BBB+		1,530	1,672,902
Prichard Wtr & Swr		4.00%	11/1/2049	BBB+		3,890	4,227,224
Salt Verde Fin Corp - Citi		5.00%	12/1/2032	A3		5,125	6,545,547
Salt Verde Fin Corp - Citi		5.00%	12/1/2037	A3		14,955	19,857,997
Salt Verde Fin Corp - Citi		5.25%	12/1/2027	A3		3,750	4,635,375
Southern CA Pub Pwr Auth - Goldman Sachs		1.93% (3 Mo. LIBOR * .67 + 1.47%)#	11/1/2038	A3		3,090	2,770,278	(e)
Southern CA Pub Pwr Auth - Goldman Sachs		5.00%	11/1/2033	A3		1,815	2,343,637
TEAC - Goldman Sachs		5.625%	9/1/2026	BBB	(c)	10,550	12,694,393
Texas Water Dev Brd		4.00%	10/15/2037	AAA		7,760	9,303,930
Transbay Pwr Auth		5.00%	10/1/2045	A-	(c)	1,000	1,223,550
Transbay Pwr Auth		5.00%	10/1/2049	A-	(c)	1,100	1,340,845
Trimble Env Facs - Louisville Gas & Elec		3.75%	6/1/2033	A1		12,500	13,795,375
TX Muni Gas Acq & Supply - Macquarie		5.00%	12/15/2025	A3		950	1,023,549
TX Muni Gas Acq & Supply - Macquarie		5.00%	12/15/2028	A3		4,445	4,758,417
TX Muni Gas Acq & Supply - Macquarie		5.00%	12/15/2029	A3		9,965	10,642,221
Total							416,826,763
Total Municipal Bonds (cost $3,304,666,355)							3,464,062,779

Interest Rate#		Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.48%

Variable Rate Demand Notes 0.48%

General Obligation 0.09%

NYC GO	0.05%	7/1/2020	12/1/2047	Aa1		3,245	3,245,000

Health Care 0.06%

NYC Muni Water	0.07%	7/1/2020	6/15/2045	AAA		2,000	2,000,000

Housing 0.08%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	0.29%	7/1/2020	7/1/2047	Aaa		3,000	3,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 0.07%

NYC TFA - Future Tax	0.03%	7/1/2020	2/1/2045	AAA	$2,500	$2,500,000

Utilities 0.18%

Appling Co Dev - GA Power	0.14%	7/1/2020	9/1/2041	A-	6,200	6,200,000
Total Short-Term Investments (cost $16,945,000)						16,945,000
Total Investments in Securities 98.95% (cost $3,321,611,355)						3,481,007,779
Cash and Other Assets in Excess of Liabilities(g) 1.05%						36,929,180
Net Assets 100.00%						$3,517,936,959

AGC	Insured by - Assured Guarantee Corporation.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $109,396,902, which represents 3.11% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2020

Open Futures Contracts at June 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2020	187	Short	$(33,174,404)	$(33,391,187)	$(216,783)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$265,999,755	$4,833,658	$270,833,413
General Obligation	—	428,572,199	246,050	428,818,249
Health Care	—	565,355,920	2,665,443	568,021,363
Lease Obligations	—	215,768,563	247,520	216,016,083
Other Revenue	—	149,941,910	8,900,010	158,841,920
Special Tax	—	65,378,692	550,000	65,928,692
Utilities	—	411,526,485	5,300,278	416,826,763
Remaining Industries	—	1,338,776,296	—	1,338,776,296
Short-Term Investments
Variable Rate Demand Notes	—	16,945,000	—	16,945,000
Total	$—	$3,458,264,820	$22,742,959	$3,481,007,779
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(216,783)	—	—	(216,783)
Total	$(216,783)	$—	$—	$(216,783)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more Levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$5,688,873
Accrued Discounts (Premiums)	55,868
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(1,095,521)
Purchases	—
Sales	—
Transfers into Level 3	19,882,242
Transfers out of Level 3	(1,788,503)
Balance as of June 30, 2020	$22,742,959
Change in unrealized appreciation/depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$(1,095,521)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.97%

Corporate-Backed 15.79%

Allegheny Co IDA - US Steel	5.125%		5/1/2030	B-		$6,500	$5,720,390
Allegheny Co IDA - US Steel	6.55%		12/1/2027	B-		1,115	1,063,788
AR DFA - Big River Steel AMT†	4.50%		9/1/2049	B		40,000	39,933,200
Beauregard Parish - Office Max	6.80%		2/1/2027	B1		5,000	4,999,950
Brooklyn Arena LDC - Barclays Ctr	Zero Coupon		7/15/2044	Ba1		2,000	594,720
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		1,450	1,519,658
Downtown Doral CDD†	4.75%		12/15/2038	NR		625	675,388
Downtown Doral CDD†	5.00%		12/15/2048	NR		1,500	1,615,965
Fort Bend IDC - NRG Energy	4.75%		11/1/2042	Baa2		3,590	3,650,707
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2036	NR		2,000	2,014,800
Hoover IDA - US Steel AMT	5.75%		10/1/2049	B-		17,200	14,811,608
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB-		3,000	3,111,810
Houston Arpt - United Airlines AMT	5.00%		7/1/2029	BB-		13,025	13,362,868
IA Fin Auth - Alcoa	4.75%		8/1/2042	BBB-		10,125	10,248,626
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-		30,910	32,280,858
IN Fin Auth - OH River Brdgs AMT	5.25%		1/1/2051	BBB+		1,705	1,816,337
IN Fin Auth - OVEC(a)	3.00%		11/1/2030	BBB-	(b)	1,000	1,029,030
IN Fin Auth - OVEC(a)	3.00%		11/1/2030	BBB-	(b)	1,250	1,286,288
IN Fin Auth - OVEC(a)	3.00%		11/1/2030	BBB-	(b)	1,250	1,286,288
LA St John Parish - Marathon Oil	2.20	%#(c)	6/1/2037	BBB-		1,000	959,580
Love Field Arpt - Southwest Airlines	5.25%		11/1/2040	Baa1		3,300	3,318,876
MD EDC - Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR		3,430	2,058,000	(e)
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-		5,000	5,252,700
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1		1,250	1,266,213
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B1		12,000	12,168,480
NH National Fin Auth - Hsg Sec	4.125%		1/20/2034	NR		4,973	5,339,141
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1		2,500	2,507,775
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1		10,500	10,610,985
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB-		13,225	13,416,895
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB-		5,960	6,078,187
NJ EDA - Continental Airlines AMT	5.50%		4/1/2028	BB-		5,965	5,844,805
NJ EDA - Continental Airlines AMT	5.50%		6/1/2033	BB-		6,760	6,880,260
NJ EDA - Continental Airlines AMT	5.625%		11/15/2030	BB-		2,600	2,681,588
NY Env Facs - Casella Waste AMT†	3.125	%#(c)	12/1/2044	B		2,000	1,990,880
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR		31,975	33,191,649
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR		3,475	3,619,456
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-		3,100	3,110,199
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2031	B-		31,480	31,534,460
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-		7,300	7,547,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	$4,000	$4,139,880
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	6,135	6,487,701
OH Air Dev Auth - AEP	2.40	%#(c)	12/1/2038	BBB+	1,670	1,697,254
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1	8,500	8,753,640
OH Air Quality - AMG Vanadium AMT†	5.00%		7/1/2049	B	34,290	34,586,608
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR	1,250	1,295,950
OH Air Quality - Pratt Paper AMT†	4.50%		1/15/2048	NR	6,510	6,746,573
PA EDA - Covanta AMT†	3.25%		8/1/2039	B1	6,980	6,157,407
PA EDA - National Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,022,300
PA EDA - US Airways	8.00%		5/1/2029	B-	2,460	2,466,101	(e)
Parish of St James - Nustar Logistics†	5.85	%#(c)	8/1/2041	BB-	1,000	1,085,000
Parish of St James - Nustar Logistics†	6.10	%#(c)	12/1/2040	BB-	1,250	1,459,700
Parish of St James - Nustar Logistics†	6.35%		7/1/2040	BB-	5,000	5,873,050
Parish of St James - Nustar Logistics†	6.35%		10/1/2040	BB-	2,500	2,936,525
Port Beaumont Nav Dis - Jefferson Rail AMT†	3.625%		1/1/2035	NR	5,765	5,640,764
Port Beaumont Nav Dis - Jefferson Rail AMT†	4.00%		1/1/2050	NR	16,090	15,443,343
Rumford Solid Waste - Office Max AMT	6.875%		10/1/2026	B1	1,500	1,500,105
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	38,665	42,319,229
VA Small Bus Fing - Covanta AMT†	5.00	%#(c)	1/1/2048	B-	3,150	3,220,276
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	740	762,977
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,281,520
West Pace Coop Dist(d)	9.125%		5/1/2039	NR	13,770	7,986,600	(e)
WI PFA - American Dream†	6.75%		12/1/2042	NR	1,000	877,140
WI PFA - Celanese AMT	5.00%		1/1/2024	BBB-	6,750	7,397,190
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB-	4,215	4,543,391
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB-	1,950	2,214,401
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+	8,000	8,254,320
Total						489,549,334

Education 6.20%

AZ IDA - Academy of Math & Science†	5.625%		7/1/2048	BB	2,235	2,372,698
AZ IDA - Academy of Math & Science†	5.75%		7/1/2053	BB	3,000	3,197,070
AZ IDA - American Charter Sch†	5.00%		7/1/2022	BB+	1,280	1,296,998
AZ IDA - Equitable School Fund	4.00%		11/1/2049	A	1,345	1,413,945
AZ IDA - Odyssey Prep†	5.00%		7/1/2049	BB-	2,000	2,092,440
AZ IDA - Odyssey Prep†	5.00%		7/1/2054	BB-	5,000	5,214,800
CA Muni Fin - Julian Chtr Sch†	5.625%		3/1/2045	B+	11,500	11,451,930
CA Muni Fin - William Jessup U	5.00%		8/1/2039	NR	2,000	2,076,820
CA Muni Fin - William Jessup U	5.00%		8/1/2048	NR	8,075	8,231,736
Cap Trust Ed - Advantage Charter Scho	5.00%		12/15/2049	Baa3	1,000	1,065,400
Cap Trust Ed - Advantage Charter Scho	5.00%		12/15/2054	Baa3	705	747,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

Cap Trust Ed - Renaissance Charter†	5.00%	6/15/2039	NR		$1,950	$2,037,633
Cap Trust Ed - Renaissance Charter†	5.00%	6/15/2049	NR		9,815	10,134,773
Chicago Brd Ed	5.00%	12/1/2044	BB-		1,000	1,048,810
Clifton Higher Ed - Intl Ldrshp Sch	5.75%	8/15/2045	NR		6,500	7,078,045
Columbus-Franklin Co - Ohio Dominican U	6.50%	3/1/2048	NR		7,000	6,919,500
Columbus-Franklin Co - Ohio Dominican U	6.50%	3/1/2053	NR		3,000	2,943,900
CT Hlth & Ed - Connecticut State Univ	3.00%	11/1/2035	A1		3,100	3,264,920
CT Hlth & Ed - Univ of Hartford	4.00%	7/1/2044	BBB-		3,605	3,611,958
CT Hlth & Ed - Univ of Hartford	4.00%	7/1/2049	BBB-		1,750	1,739,500
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,340	1,345,454
Farmville IDA - Longwood Univ Hsg	5.00%	1/1/2050	BBB-		1,000	1,072,020
Farmville IDA - Longwood Univ Hsg	5.00%	1/1/2059	BBB-		2,000	2,096,220
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2048	NR		6,400	6,085,824
FL HI Ed - Jacksonville Univ†	5.00%	6/1/2053	NR		6,500	6,111,040
FL Hi Ed - Saint Leo Univ	5.00%	3/1/2039	BBB-		2,250	2,444,850
FL Hi Ed - Saint Leo Univ	5.00%	3/1/2049	BBB-		4,480	4,774,874
Frederick Co Ed - Mount St Mary’s Univ†	5.00%	9/1/2037	BB+		1,500	1,573,500
Frederick Co Ed - Mount St Mary’s Univ†	5.00%	9/1/2045	BB+		12,645	13,062,917
Glenville Clg	5.25%	6/1/2047	NR		3,550	3,406,686
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2041	Baa3		4,890	4,949,756
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2038	Baa3		2,975	3,305,879
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2040	Baa3		1,750	1,934,468
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3		9,000	9,243,810
Marietta Dev Auth - Life Univ†	5.00%	11/1/2047	Ba3		8,000	8,067,840
Nashville Hlth & Ed - Lipscomb U	5.25%	10/1/2058	BBB		7,400	8,089,458
NV Dept of Bus & Ind - Somerset†	5.00%	12/15/2048	BB		1,500	1,490,940
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(b)	2,955	3,136,998
OK DFA - Oklahoma City Univ	5.00%	8/1/2049	BBB-		6,000	6,593,520
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB		2,500	2,590,450
Phoenix IDA - Basis Schs†	5.00%	7/1/2047	BB		1,325	1,387,871
Phoenix IDA - Basis Schs†	5.00%	7/1/2051	BB		3,080	3,218,538
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR		5,000	5,210,400
Univ of Illinois (AGM)	4.00%	4/1/2037	AA		5,745	6,369,194
WA Htlh & Ed - Seattle Univ(a)	4.00%	5/1/2045	A		550	606,128
WA Htlh & Ed - Seattle Univ(a)	4.00%	5/1/2050	A		625	682,338
WI PFA - MN Clg of Osteopatic Med†(d)	5.50%	12/1/2048	NR		82	41,082	(e)
WI PFA - Wingate Univ	5.25%	10/1/2043	BBB		2,000	2,122,420
WI PFA - Wingate Univ	5.25%	10/1/2048	BBB		3,000	3,167,760
Total						192,122,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Energy 0.21%

Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2034	A3	$5,000	$6,508,550

Financial Services 0.20%

MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	5,915	6,061,988

General Obligation 8.56%

Academical Village CCD	3.625%	5/1/2040	NR	2,320	2,232,188
Academical Village CCD	4.00%	5/1/2051	NR	6,000	5,859,300
American Samoa GO	6.625%	9/1/2035	Ba3	2,100	2,442,804
American Samoa GO†	7.125%	9/1/2038	Ba3	6,520	8,207,637
Bellwood GO	5.875%	12/1/2027	A	3,000	3,295,710
Bellwood GO	6.15%	12/1/2032	A	2,770	3,031,959
Chicago Brd Ed	5.00%	12/1/2029	BB-	5,000	5,488,750
Chicago Brd Ed	5.00%	12/1/2030	BB-	5,170	5,666,940
Chicago Brd Ed	5.00%	12/1/2031	BB-	2,500	2,727,250
Chicago Brd Ed	5.00%	12/1/2031	BB-	4,135	4,144,056
Chicago Brd Ed	5.00%	12/1/2032	BB-	2,000	2,168,060
Chicago Brd Ed	5.00%	12/1/2033	BB-	1,500	1,619,025
Chicago Brd Ed	5.00%	12/1/2034	BB-	700	753,137
Chicago Brd Ed	5.00%	12/1/2035	BB-	750	803,730
Chicago Brd Ed	5.00%	12/1/2042	BB-	11,325	11,491,477
Chicago Brd Ed	5.25%	12/1/2035	BB-	7,165	7,490,721
Chicago Brd Ed	5.25%	12/1/2039	BB-	8,375	8,697,521
Chicago Brd Ed	5.25%	12/1/2041	BB-	16,315	16,513,390
Chicago Brd Ed	6.50%	12/1/2046	BB-	5,000	5,726,550
Chicago Brd Ed†	6.75%	12/1/2030	BB-	1,000	1,214,130
Chicago Brd Ed	7.00%	12/1/2044	BB-	2,180	2,508,591
Chicago Brd Ed†	7.00%	12/1/2046	BB-	6,560	7,876,789
Chicago GO	5.00%	1/1/2029	BBB+	1,750	1,936,077
Chicago GO	5.00%	1/1/2031	BBB+	1,300	1,447,511
Chicago GO	5.25%	1/1/2028	BBB+	2,630	2,777,596
Chicago GO	5.25%	1/1/2032	BBB+	3,050	3,223,240
Chicago GO	5.50%	1/1/2033	BBB+	3,305	3,561,104
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,068,170
Chicago GO	5.50%	1/1/2049	BBB+	4,975	5,459,266
Chicago GO	6.00%	1/1/2038	BBB+	17,835	20,163,359
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	5,000	5,682,050
Coralville GO	4.45%	5/1/2037	BB+	5,000	5,008,900	(e)
Coralville GO	4.50%	6/1/2032	BB+	4,000	4,069,280	(e)
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR	1,250	1,277,188
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	710	735,738
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	Ba3	5,000	5,013,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	3.50%		6/1/2029	BBB-		$3,970	$3,811,121
IL State GO	4.00%		1/1/2026	BBB-		2,790	2,802,025
IL State GO	4.00%		6/1/2037	BBB-		7,040	6,907,859
IL State GO	4.50%		11/1/2039	BBB-		1,100	1,114,168
IL State GO	5.50%		5/1/2030	BBB-		2,545	2,905,983
IL State GO	5.50%		5/1/2039	BBB-		8,250	9,297,255
International Center Met Dist	5.875%		12/1/2046	NR		6,500	6,750,705
ME Fin Auth - Casella Waste AMT†	4.375	%#(c)	8/1/2035	B		1,250	1,323,750
MI Strategic Fund - I-75 AMT (AGM)	4.25%		12/31/2038	AA		2,000	2,210,000
New Haven GO	5.50%		8/1/2033	BBB+		1,000	1,181,360
New Haven GO	5.50%		8/1/2035	BBB+		660	774,655
New Haven GO	5.50%		8/1/2037	BBB+		1,280	1,492,557
NJ Trans Trust Fund	Zero Coupon		12/15/2029	BBB+		18,730	13,542,165
PR Comwlth GO(d)	4.00%		7/1/2020	Ca		1,175	743,188
PR Comwlth GO(d)	5.00%		7/1/2020	Ca		11,695	7,601,750
PR Comwlth GO(d)	5.00%		7/1/2023	Ca		2,710	1,907,162
PR Comwlth GO(d)	5.00%		7/1/2041	Ca		1,440	907,200
PR Comwlth GO(d)	5.625%		7/1/2032	Ca		4,775	3,056,000
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		1,775	1,777,059
Scranton GO†	5.00%		9/1/2028	BB+		500	580,845	(e)
Scranton GO†	5.00%		9/1/2029	BB+		1,000	1,156,840	(e)
Scranton GO	5.00%		11/15/2032	BB+		5,830	6,293,660
WI PFA - American Dream†	7.00%		12/1/2050	NR		18,050	15,981,109
Total							265,501,460

Health Care 22.35%

Alachua Co Hlth - East Ridge Ret Vlg	6.375%		11/15/2049	B-	(b)	1,375	1,085,191
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		4,000	4,105,040
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		3,300	3,363,657	(e)
Antelope Valley Hlth	5.25%		3/1/2036	Ba3		1,000	1,040,110
Atlanta Dev Auth - Georgia Proton	6.75%		1/1/2035	NR		1,500	1,247,610
Atlanta Dev Auth - Georgia Proton	7.00%		1/1/2040	NR		13,000	10,813,530
Atlanta Dev Auth - Georgia Proton Ctr	6.00%		1/1/2023	NR		2,000	1,665,860
Berks Co IDA - Tower Hlth	5.00	%#(c)	2/1/2040	BBB+		3,285	3,892,298
Blaine Sr Hsg & Hlthcare - Crest View	6.125%		7/1/2050	NR		5,000	4,215,050
CA Fin AUth - Standord Hlth	4.00%		8/15/2050	AA-		4,000	4,621,120
CA Stwde - Daughters of Charity	5.50%		7/1/2039	NR		5,350	4,445,369
CA Stwde - Daughters of Charity	5.75%		7/1/2024	NR		1,310	1,212,182
CA Stwde - Daughters of Charity	5.75%		7/1/2035	NR		2,620	2,360,279
CA Stwde - Eskaton Pptys	5.25%		11/15/2034	BBB		1,640	1,698,974
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2041	BB-		3,425	3,715,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB-		$8,805	$9,457,979
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		11,000	11,848,100
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		12,805	13,742,710
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		17,750	19,187,395
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	A-	(b)	1,000	1,042,180
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	A-	(b)	2,570	2,685,419
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	A-	(b)	1,000	1,042,720
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2037	BB-	(b)	4,000	3,207,040	(e)
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2046	BB-	(b)	7,100	5,273,383	(e)
Clackamas Co Hosp - Rose Villa	5.375%	11/15/2055	NR		1,500	1,521,300
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2046	NR		2,225	2,420,422
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2051	NR		2,600	2,818,478
CT Hlth & Ed - Church Home†	5.00%	9/1/2046	BB	(b)	2,500	2,460,375
CT Hlth & Ed - Church Home†	5.00%	9/1/2053	BB	(b)	1,500	1,457,325
CT Hlth & Ed - Griffin Hosp†	5.00%	7/1/2044	BB+		2,820	2,997,519
CT Hlth & Ed - Griffin Hosp†	5.00%	7/1/2050	BB+		1,800	1,899,774
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2057	BBB-		5,750	6,290,270
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	BBB-		8,175	9,231,946
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	BBB-		4,900	5,476,779
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BBB-		5,720	6,155,349
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,961,368
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2058	A-		15,500	17,902,500
Floyd Co Dev Auth - Spires Berry College	6.25%	12/1/2048	NR		2,500	2,255,725
Floyd Co Dev Auth - Spires Berry College	6.50%	12/1/2053	NR		3,500	3,232,670
Franklin Hlth - Provision Proton†(d)	7.50%	6/1/2047	NR		7,635	6,251,385
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.375%	1/1/2033	NR		3,400	3,798,820
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.50%	1/1/2048	NR		11,000	11,817,190
Fulton Co - Canterbury Court†	5.00%	4/1/2047	NR		5,000	4,745,350
Fulton Co - Canterbury Court†	5.00%	4/1/2054	NR		5,000	4,668,550
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,450	4,595,960	(e)
Fulton Co Med Ctr	5.00%	7/1/2051	NR		5,000	5,158,700	(e)
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,211,604
Glendale IDA - Beatitudes	5.00%	11/15/2036	NR		1,500	1,513,710
Glendale IDA - Beatitudes	5.00%	11/15/2040	NR		4,000	4,004,640
Glendale IDA - Beatitudes	5.00%	11/15/2045	NR		1,400	1,374,254
Glendale IDA - Beatitudes	5.00%	11/15/2053	NR		7,470	7,154,243
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2040	BB		4,880	5,137,420
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2045	BB		910	940,248
Hamden - Whitney Center	5.00%	1/1/2050	NR		5,500	4,924,480
Harris Co Cultural Ed - Brazos	5.125%	1/1/2048	BBB-	(b)	1,655	1,658,641
Harris Co Cultural Ed - Brazos	7.00%	1/1/2043	BBB-	(b)	3,000	3,475,170
Holmes Co Hsp - Doctors Mem Hsp	5.75%	11/1/2026	NR		3,760	3,617,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Holmes Co Hsp - Doctors Mem Hsp	6.00%		11/1/2038	NR		$7,115	$6,931,148
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2044	NR		2,955	2,820,429
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2046	NR		7,000	6,631,030
IA Fin Auth - Iowa Fertilizer Co	5.25	%#(c)	12/1/2050	BB-		12,720	13,274,465
IL Fin Auth - Landing / Plymouth Place	6.00%		5/15/2043	BB+	(b)	2,165	2,271,475
IL Fin Auth - Lutheran Life	5.00%		11/1/2049	NR		5,500	5,263,280
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,800,965
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2042	BB	(b)	1,750	1,688,155
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2050	BB	(b)	5,250	4,919,618
KY EDFA - Masonic Homes	5.375%		11/15/2032	NR		3,000	3,009,390
LA Env Facs - St James Place	6.25%		11/15/2045	NR		6,100	6,272,691
Licking Co Hlth - Kendal Granville	6.00%		7/1/2050	NR		6,000	4,395,540
Lucas Co Hsp - ProMedica Hlth	5.25%		11/15/2048	BBB		8,650	9,643,885
MA DFA - Atrius Hlth	4.00%		6/1/2049	BBB		5,885	6,088,503
Magnolia West CDD	5.35%		5/1/2037	NR		245	246,855
Marion Co - United Church Homes	5.125%		12/1/2049	NR		3,000	2,961,690
Martin Hsp Dist	7.25%		4/1/2036	BBB	(b)	3,450	3,543,426
MD Hlth & HI Ed - Doctors	5.00%		7/1/2038	Baa3		7,275	8,031,745
ME Hlth & HI Ed - Mainegeneral Hlth	6.00%		7/1/2026	Ba3		225	231,946
ME Hlth & HI Ed - Mainegeneral Hlth	6.75%		7/1/2036	Ba3		245	252,497
Mesquite Hlth - Christian Care Ctrs	5.00%		2/15/2026	BB-	(b)	2,125	2,001,559
Mesquite Hlth - Christian Care Ctrs	5.00%		2/15/2030	BB-	(b)	905	811,957
Mesquite Hlth - Christian Care Ctrs	5.00%		2/15/2035	BB-	(b)	2,600	2,209,090
Mesquite Hlth - Christian Care Ctrs	5.00%		2/15/2036	BB-	(b)	1,250	1,050,325
Mesquite Hlth - Christian Care Ctrs	5.125%		2/15/2042	BB-	(b)	3,955	3,179,543
MI Fin Auth - Henry Ford Hlth	4.00%		11/15/2050	A		3,630	3,986,793
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2045	Ba1		5,000	5,289,250
Moon IDC - Baptist Homes	6.00%		7/1/2045	NR		9,250	9,409,377
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2033	BB+		2,765	2,881,489
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2044	BB+		10,690	10,949,981
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2048	BB+		7,000	7,138,810
New Hope Cult Ed - Carillon	5.00%		7/1/2036	NR		3,600	3,344,940
NH Hlth & Ed - Dartmouth Hitchcock	5.00%		8/1/2059	A		9,575	13,786,564
NJ EDA - Bancroft Neuro	5.00%		6/1/2036	NR		1,500	1,608,450
NM Hsp - Gerald Champion	5.50%		7/1/2042	A-		5,625	5,969,700
NM Hsp - Haverland	5.00%		7/1/2049	BBB-	(b)	3,375	3,354,548
Norfolk Redev & Hsg - Harbor’s Edge	5.00%		1/1/2049	NR		2,500	2,521,775
Norfolk Redev & Hsg - Harbor’s Edge	5.25%		1/1/2054	NR		3,300	3,369,663
Oconee Co IDA - Presby Village	6.25%		12/1/2048	NR		2,000	1,836,540
Oconee Co IDA - Presby Village	6.375%		12/1/2053	NR		3,000	2,737,350
OK DFA - OU Med	5.50%		8/15/2052	Baa3		6,450	7,501,479
OK DFA - OU Med	5.50%		8/15/2057	Baa3		6,130	7,087,199

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Oroville - Oroville Hsp	5.25%	4/1/2039	BB		$2,060	$2,206,095
Oroville - Oroville Hsp	5.25%	4/1/2049	BB		2,550	2,682,932
Oroville - Oroville Hsp	5.25%	4/1/2054	BB		12,545	13,098,611
PA Hosp Auth - Doylestown	4.00%	7/1/2045	BBB-		4,375	4,591,300
PA Hosp Auth - Doylestown	5.00%	7/1/2049	BBB-		2,375	2,629,505
Palm Beach Co Hlth - Lifespace	5.00%	5/15/2053	BBB	(b)	7,125	7,135,117
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,572,125
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	9,801,937
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,330,955	(e)
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,415	3,222,633	(e)
Philadelphia IDA - Wesley	5.00%	7/1/2037	BB	(b)	2,500	2,408,525
Philadelphia IDA - Wesley	5.00%	7/1/2042	BB	(b)	4,355	4,068,572
Philadelphia IDA - Wesley	5.00%	7/1/2049	BB	(b)	250	227,285
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,595,295
Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,070,230
RI Hlth & Ed - Care New England	5.00%	9/1/2036	BB-		7,000	7,108,570
Roanoke Co EDA - Richfield Living II	5.00%	9/1/2040	NR		1,645	1,594,104
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	BBB	(b)	1,000	1,049,200
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	BBB	(b)	1,600	1,669,920
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	10,800,900
SC EDA - Bishop Gadsden	4.00%	4/1/2049	BBB-	(b)	620	571,181
SC EDA - Bishop Gadsden	4.00%	4/1/2054	BBB-	(b)	1,165	1,056,830
SC EDA - Bishop Gadsden	5.00%	4/1/2044	BBB-	(b)	640	680,973
SC EDA - Bishop Gadsden	5.00%	4/1/2049	BBB-	(b)	1,515	1,604,006
SC EDA - Bishop Gadsden	5.00%	4/1/2054	BBB-	(b)	3,000	3,165,000
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2042	NR		3,815	4,266,315
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,702,373
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB-	(b)	5,025	5,227,306
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB-	(b)	1,660	1,725,421
Seminole Co - Legacy Pointe	5.50%	11/15/2049	NR		8,000	7,003,680
Seminole Co - Legacy Pointe	5.75%	11/15/2054	NR		4,000	3,539,800
Shelby Co - Farms at Bailey Station	5.75%	10/1/2059	NR		22,000	19,112,940
Tampa Hlth & Ed - Moffit Cancer	4.00%	7/1/2045	A2		1,600	1,769,536
Tampa Hlth & Ed - Moffit Cancer	5.00%	7/1/2050	A2		5,250	6,367,357
Tarrant Co Cultural - Buckingham(d)	5.50%	11/15/2045	NR		3,650	2,372,500
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2045	BBB-	(b)	2,750	2,824,168
Upper San Juan Hlth Dist	6.00%	6/1/2041	NR		2,225	2,414,637	(e)
Upper San Juan Hlth Dist	6.125%	6/1/2046	NR		3,015	3,260,089	(e)
Vigo CO Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,212,587
WA HFC - Mirabella†	6.50%	10/1/2032	NR		1,965	2,001,647
WA HFC - Mirabella†	6.75%	10/1/2047	NR		3,000	3,063,300
WA HFC - Rockwood†	6.00%	1/1/2024	NR		885	907,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Ward Co Hlth - Trinity Hlth	5.00%	6/1/2053	BBB-		$8,750	$9,234,137
WI Hlth & Ed - American Baptist	5.00%	8/1/2032	NR		1,400	1,342,320
WI Hlth & Ed - American Baptist	5.00%	8/1/2039	NR		1,625	1,486,583
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		4,000	3,705,240
WI Hlth & Ed - St. Camillus	5.00%	11/1/2039	NR		1,000	998,700
WI Hlth & Ed - St. Camillus	5.00%	11/1/2046	NR		1,100	1,065,493
WI Hlth & Ed - St. Camillus	5.00%	11/1/2054	NR		5,000	4,725,900
WI PFA - Alabama Proton†	6.85%	10/1/2047	NR		6,500	7,323,745
WI PFA - Bancroft Neuro†	4.625%	6/1/2036	NR		3,595	3,725,606
WI PFA - Bancroft Neuro†	5.125%	6/1/2048	NR		5,900	6,208,216
WI PFA - Delray Beach Radiation†	6.85%	11/1/2046	NR		5,335	6,097,211	(e)
WI PFA - Las Ventanas	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA - Las Ventanas	Zero Coupon	10/1/2042	NR		1,555	602,485
WI PFA - Las Ventanas	7.00%	10/1/2042	NR		6,895	6,481,162
WI PFA - Mary’s Woods†	5.25%	5/15/2052	BB	(b)	2,300	2,374,773
WI PFA - Rose Villa†	5.75%	11/15/2044	NR		2,035	2,102,969
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,535,895
WV Hsp - Thomas Hlth(d)	6.50%	10/1/2028	NR		5,000	1,780,000
WV Hsp - Thomas Hlth(d)	6.50%	10/1/2038	NR		2,000	712,000
Total						692,679,407

Housing 3.04%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	768,201
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,095,390
AZ IDA - NCCU Prop Student Hsg (BAM)	5.00%	6/1/2058	AA		2,500	2,907,150
CA Cmty Hsg - Annadel Apts†	5.00%	4/1/2049	NR		9,000	9,644,490
CA Cmty Hsg - Serenity at Larkspur†	5.00%	2/1/2050	NR		15,800	17,020,550
CA Cmty Hsg - Verdant†	5.00%	8/1/2049	NR		10,200	10,953,882
CA HFA - MFH	4.25%	1/15/2035	BBB+		3,509	3,836,674
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	605,440
CA Stwde - College of the Arts Student Hsg†	5.25%	7/1/2049	BB+		1,500	1,498,215
CA Stwde - College of the Arts Student Hsg†	5.25%	7/1/2052	BB+		1,100	1,093,246
Ca Stwde - Lancer Student Hsg†	5.00%	6/1/2051	NR		945	937,601
IL Fin Auth - Three Crowns Park	5.25%	2/15/2047	NR		2,750	2,326,445
LA HFA - Gmf-LA Chateau	8.00%	9/1/2039	CCC+		3,030	2,697,245
LA Pub Facs Auth - Provident LSU	5.00%	7/1/2059	A3		2,500	2,742,100
MD EDC - Bowie State Std Hsg	5.00%	7/1/2055	BBB-		2,150	2,306,198
MI HDA	3.60%	10/1/2060	AA		6,330	6,771,644
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(b)	5,425	4,233,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)

Phoenix IDA - ASU Std Hsg	5.00%	7/1/2059	Baa3	$2,000	$2,059,880
Roanoke Co EDA - Richfield Living	5.25%	9/1/2049	NR	15,000	14,670,300
Roanoke Co EDA - Richfield Living	5.375%	9/1/2054	NR	6,000	5,976,240
Total					94,144,832

Lease Obligations 3.15%

Aviation Station North Met Dist	5.00%	12/1/2039	NR	750	754,433
Aviation Station North Met Dist	5.00%	12/1/2048	NR	1,850	1,841,823
CA Pub Wks - State Prisons	5.75%	10/1/2031	Aa3	1,500	1,593,045
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	Aa3	5,000	5,347,300
Houston CO Coop Dist - Country Crossing	Zero Coupon	5/15/2020	NR	4,199	587,860	(e)
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB+	2,320	2,473,213
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB+	8,000	8,492,160
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	6/15/2037	BBB	7,650	3,844,431
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+	5,450	5,905,020
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,175	1,288,693
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB	5,000	5,517,100
NJ EDA - Sch Facs	5.00%	6/15/2042	BBB+	2,000	2,169,660
NJ EDA - Sch Facs	5.00%	6/15/2043	BBB+	5,000	5,496,050
NJ EDA - Sch Facs	5.50%	6/15/2029	BBB+	3,575	4,134,773
NJ EDA - State House	5.00%	6/15/2043	BBB+	3,800	4,176,998
NJ Trans Trust Fund	Zero Coupon	12/15/2034	BBB+	13,325	7,581,259
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+	10,230	4,743,753
NJ Trans Trust Fund	4.00%	6/15/2050	BBB+	27,500	27,893,800
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+	3,250	3,647,573
PR Pub Fin Corp(d)	5.50%	8/1/2031	C	12,250	225,400
Total					97,714,344

Other Revenue 6.29%

Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045	BBB-	2,250	2,393,505
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046	NR	5,000	5,363,500
AZ IDA - American Charter Sch†	6.00%	7/1/2047	BB+	2,460	2,600,761
AZ IDA - Odyssey Prep†	5.50%	7/1/2052	BB-	750	802,350
CA Sch Fin Auth - Kipp LA	5.125%	7/1/2044	BBB	2,390	2,580,507
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2040	NR	1,220	1,276,840
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2050	NR	3,950	4,091,331
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2055	NR	5,690	5,879,249
Chester Co IDA - Collegium Charter Sch	5.125%	10/15/2037	BB	1,000	1,052,860
Chester Co IDA - Collegium Charter Sch	5.25%	10/15/2047	BB	2,500	2,607,250
Chester Co IDA - Collegium Charter Sch	5.375%	10/15/2042	BB	5,000	5,116,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Cleveland Co Port Auth - Playhouse Sq	5.25%	12/1/2038	BB+	$1,400	$1,428,560
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2043	BB+	1,850	1,896,213
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2053	BB+	9,075	9,221,107
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	A-	1,000	1,111,590
Clifton Higher Ed - Intl Ldrshp Sch	6.125%	8/15/2048	NR	22,025	24,332,119
FL DFC - FL Charter Foundation†	5.00%	7/15/2046	NR	4,000	4,150,640
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR	940	9,400
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR	1,220	804,029
FL DFC - Palm Bay Admy†	6.375%	5/15/2037	NR	2,620	2,290,430	(e)
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046	NR	5,000	5,327,950
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	NR	6,000	6,399,300
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043	Ba2	3,250	3,446,950
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	B	1,250	1,251,750
Jefferson Parish Econ Dev Dist - Kenner†	5.50%	6/15/2038	NR	3,200	3,368,160
Jefferson Parish Econ Dev Dist - Kenner†	5.625%	6/15/2048	NR	4,350	4,535,179
Kansas City RDA - Loews Hotel†	5.00%	2/1/2040	NR	1,000	1,031,840
Kansas City RDA - Loews Hotel†	5.00%	2/1/2050	NR	6,450	6,613,314
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A3	18,955	26,116,768
Main St Nat Gas - Macquarie	5.00%	5/15/2043	A3	1,900	2,212,417
Main St Nat Gas - Macquarie	5.00%	5/15/2049	A3	14,585	20,146,552
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2049	Ba2	2,335	2,445,235
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2054	Ba2	1,465	1,529,064
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2047	BB+	4,000	4,130,400
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2031	NR	10,700	6,420,000	(e)
MD EDC - Chesapeake Bay Hyatt(d)	5.25%	12/1/2031	NR	3,000	1,800,000	(e)
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037	NR	5,070	3,954,600
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	NR	2,250	1,755,000
MI Pub Ed - Crescent Admy	7.00%	10/1/2036	NR	640	640,602
Michigan St Strategic FD Escrow(f)	Zero Coupon	9/1/2020	NR	5,000	500	(g)
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.125%	1/1/2025	NR	2,790	55,800
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.25%	1/1/2037	NR	5,755	115,100
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036	Baa3	3,165	3,165,317
Ohio St Pollution Ctl Rev Escrow	Zero Coupon	5/15/2020	NR	2,965	297	(g)
Phoenix IDA - Basis Schs†	5.00%	7/1/2046	BB	2,000	2,071,440
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	D	1,425	965,338
UT Charter Sch - Freedom Academy†	5.375%	6/15/2048	NR	5,150	5,526,259
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030	BB	1,050	1,060,007
Total					195,093,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 4.08%

Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	$2,425	$2,522,946
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500	5,686,010
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,033,203
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,156,901
Arborwood CDD	6.90%	5/1/2025	NR	275	278,218	(e)
Arborwood CDD	6.90%	5/1/2036	NR	55	55,121	(e)
Arborwood CDD	6.90%	5/1/2036	NR	685	691,542	(e)
Berkeley Co - Nexton Imp Dist	4.25%	11/1/2040	NR	1,000	976,910
Berkeley Co - Nexton Imp Dist	4.375%	11/1/2049	NR	1,500	1,474,590
Celebration Pointe CDD†	5.00%	5/1/2048	NR	3,400	3,481,328
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,762,730
Denver Intl Business Ctr Met Dist #1	6.00%	12/1/2048	NR	2,300	2,332,867
Grandview IDA - Grandview Crossing(d)	5.75%	12/1/2028	NR	1,000	180,000
Houston CO Coop Dist - Country Crossing(d)	10.00%	5/1/2039	NR	11,325	1,245,750	(e)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,732,986
MD Special Tax - Brunswick Crossing	4.00%	7/1/2029	NR	675	677,059
MD Special Tax - Brunswick Crossing	5.00%	7/1/2036	NR	1,550	1,602,018
Miami World Ctr CDD	5.25%	11/1/2049	NR	4,500	4,786,470
North Las Vegas Improv Dist - Vall	4.50%	6/1/2039	NR	500	499,980
North Las Vegas Improv Dist - Vall	4.625%	6/1/2043	NR	500	501,540
North Las Vegas Improv Dist - Vall	4.625%	6/1/2049	NR	765	760,739
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	818,295
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850	3,070,704
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,252,300
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	Baa3	6,110	6,110,611
PA COPS	4.00%	7/1/2046	A	3,175	3,568,954
Peninsula Town Center†	5.00%	9/1/2037	NR	875	898,301
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250	2,304,112
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,493,939
Prince George Co Spl Ob†	5.00%	7/1/2046	NR	5,000	5,187,350
Prince George Co Spl Ob - Westphalia†	5.125%	7/1/2039	NR	1,100	1,140,513
Prince George Co Spl Ob - Westphalia†	5.25%	7/1/2048	NR	5,125	5,312,114
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925	3,126,649
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	6,505	6,936,412
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	4,856,600
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR	3,500	2,958,970
St Louis IDA - Ballpark Vlg	4.75%	11/15/2047	NR	4,875	4,164,859
Stone Canyon CID(d)	5.70%	4/1/2022	NR	1,485	386,100
Tern Bay CDD	5.375%	5/1/2037	NR	405	405,190
Village CDD #10	6.00%	5/1/2044	NR	880	967,516
Village CDD #12†	4.25%	5/1/2043	NR	7,440	7,780,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Village CDD #12†	4.375%		5/1/2050	NR	$2,975	$3,118,573
Village CDD #13	3.70%		5/1/2050	NR	10,000	10,059,600	(e)
West Villages Impr Dist - #7	4.75%		5/1/2039	NR	1,750	1,846,303
West Villages Impr Dist - #7	5.00%		5/1/2050	NR	3,090	3,287,049
Total						126,490,600

Tax Revenue 4.57%

American Samoa GO†	6.50%		9/1/2028	Ba3	2,750	3,340,397
City of Sparks - Legends at Sparks Marina†	2.50%		6/15/2024	Ba2	335	329,288
City of Sparks - Legends at Sparks Marina†	2.75%		6/15/2028	Ba2	750	720,330
Coop Dist Ft Spanish - Hwy 181	9.00%		2/1/2029	NR	340	372,919
Met Pier & Expo Auth - Mccormick Place	Zero Coupon		12/15/2054	BBB	21,595	4,289,631
Met Pier & Expo Auth - Mccormick Place	5.00%		6/15/2053	BBB	6,035	6,279,176
Met Pier & Expo Auth - Mccormick Place	5.50%		6/15/2053	BBB	9,150	9,742,462
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon		12/15/2052	AA	5,250	1,534,313
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon		12/15/2036	BBB	20,000	10,326,000
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon		12/15/2037	BBB	10,000	4,907,700
NYC TFA - Future Tax	0.12	%#(c)	2/1/2045	AAA	725	725,000
PR Corp Sales Tax	Zero Coupon		7/1/2033	NR	5,283	3,421,693
PR Corp Sales Tax	4.329%		7/1/2040	NR	16,627	16,745,551
PR Corp Sales Tax	4.536%		7/1/2053	NR	279	283,417
PR Corp Sales Tax	4.55%		7/1/2040	NR	1,337	1,366,414
PR Corp Sales Tax	4.75%		7/1/2053	NR	24,345	25,079,245
PR Corp Sales Tax	4.784%		7/1/2058	NR	3,659	3,781,759
PR Corp Sales Tax	5.00%		7/1/2058	NR	41,771	43,778,097
Reno - ReTRAC-Reno Trans†	Zero Coupon		7/1/2058	NR	18,500	1,696,820
Virgin Islands PFA - Matching Fund	5.00%		10/1/2029	Caa2	2,960	2,809,869
Total						141,530,081

Tobacco 11.29%

Buckeye Tobacco	Zero Coupon		6/1/2057	NR	76,000	10,570,080
Buckeye Tobacco	5.00%		6/1/2055	NR	74,000	78,043,360
CA Stwde - Tobacco Settlement	Zero Coupon		6/1/2046	NR	26,325	5,342,922
CA Stwde - Tobacco Settlement	Zero Coupon		6/1/2055	NR	42,500	1,548,275
Erie Co Tobacco	Zero Coupon		6/1/2060	NR	35,000	1,437,800
Golden St Tobacco	Zero Coupon		6/1/2047	CCC-	25,000	5,227,750
Golden St Tobacco	5.00%		6/1/2047	NR	20,325	20,579,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Golden St Tobacco	5.00%	6/1/2047	NR	$34,245	$34,674,090
Golden St Tobacco	5.25%	6/1/2047	NR	14,175	14,421,362
Golden St Tobacco	5.30%	6/1/2037	B-	5,020	5,172,457
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	47,000	2,343,890
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	18,000	3,069,360
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	2,015	2,206,566
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	290,038
MI Tob Settlement	Zero Coupon	6/1/2058	NR	59,500	2,372,265
MI Tob Settlement	5.125%	6/1/2022	B-	1,850	1,851,906
MI Tob Settlement	5.25%	6/1/2022	B-	2,890	2,893,121
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	5,001,000
MI Tob Settlement	6.00%	6/1/2048	B-	2,000	2,000,380
Monroe Co Tobacco	Zero Coupon	6/1/2061	NR	22,900	896,535
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	50,000	1,832,000
Nassau Co Tobacco	5.00%	6/1/2035	B-	3,170	3,169,968
Nassau Co Tobacco	5.25%	6/1/2026	B-	4,000	3,999,920
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,025	5,026,005
Nthrn AK Tobacco	5.00%	6/1/2046	B3	6,930	6,931,386
Nthrn CA Tobacco	Zero Coupon	6/1/2045	CCC-	37,500	6,562,125
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,281,162
RI Tob Settlement	Zero Coupon	6/1/2052	CCC-	25,885	3,923,648
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	41,035	2,038,208
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR	16,000	2,639,680
San Diego Co Tobacco	5.00%	6/1/2048	BBB-	2,550	2,942,904
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	20,000	1,473,000
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC-	15,000	2,662,200
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,125	1,126,058
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	6,100	6,299,775
Tobacco Settlement Auth IA	Zero Coupon	6/1/2046	NR	10,000	1,629,300
Tobacco Settlement Auth IA	5.375%	6/1/2038	B-	6,220	6,310,439
Tobacco Settlement Auth IA	5.50%	6/1/2042	B-	3,880	3,936,415
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2046	NR	4,780	570,828
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR	21,000	1,383,900
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	12,100	13,292,213
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-	7,500	1,309,800
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-	45,260	8,349,112
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	17,560	17,561,932
TSASC	5.00%	6/1/2036	A-	280	326,130
TSASC	5.00%	6/1/2045	CCC+	4,670	4,751,351
TSASC	5.00%	6/1/2048	NR	34,170	34,707,152
Total					349,979,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation 6.21%

CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(b)	$11,200	$11,667,936
Chicago O’Hare Arpt	4.00%	1/1/2044	A		10,000	10,968,100
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A		5,000	5,893,450
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,133,802
CT Airport Auth - Bradley Arpt AMT	4.00%	7/1/2049	A-		7,310	7,933,543
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	3,898,210
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A		20,000	16,296,600
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		4,500	3,011,760
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-		1,000	1,111,980
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		5,000	5,991,900
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-		6,915	8,286,798
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BBB+		2,000	2,270,860
Greater Orlando Aviation AMT	4.00%	10/1/2049	AA-		3,000	3,301,800
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	BB-		5,000	5,095,150
Houston Arpt - United Airlines AMT	5.00%	7/1/2027	BB-	(b)	680	708,499
Houston Arpt - United Airlines AMT	5.00%	7/15/2027	BB-	(b)	1,100	1,146,310
Houston Arpt - United Airlines AMT	5.00%	7/15/2027	BB-	(b)	2,000	2,056,060
Houston Arpt - United Airlines AMT	5.00%	7/15/2028	BB-		3,500	3,630,445
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2046	A		5,000	5,909,250
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3		250	267,588
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3		750	797,422
MI Strategic Fund - I-75 AMT (AGM)	4.50%	6/30/2048	AA		3,000	3,333,540
MTA NY	5.00%	11/15/2050	A2		3,125	3,549,531
MTA NY	5.25%	11/15/2055	A2		6,000	6,880,260
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2043	BBB		1,150	1,313,829
North TX Twy Auth	4.25%	1/1/2049	A		5,525	6,179,712
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2024	Baa3		6,300	6,649,776
NY Trans Dev Corp - Delta AMT	4.00%	1/1/2036	Baa3		9,305	9,410,612
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3		1,120	1,201,099
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,000	10,848,000
PA Tpk Commn	4.00%	12/1/2049	A3		3,500	3,775,485
PA Tpk Commn	5.00%	12/1/2044	A3		4,500	5,324,625
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3		1,000	1,098,590
PR Hwy & Trans Auth(d)	5.00%	7/1/2020	C		6,035	2,776,100
PR Hwy & Trans Auth(d)	5.00%	7/1/2022	C		1,545	714,563
PR Hwy & Trans Auth(d)	5.00%	7/1/2028	C		1,015	152,250
Reno - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR		55,000	6,578,000
San Francisco Arpt AMT	5.00%	5/1/2050	A+		5,000	5,993,850
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2036	Baa3		1,050	551,859
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2040	Baa3		1,100	463,485
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2047	Baa3		1,000	287,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

TX Trans Comm - Hwy 249	Zero Coupon		8/1/2048	Baa3		$1,000	$272,580
TX Trans Comm - Hwy 249	5.00%		8/1/2057	Baa3		2,375	2,662,802
VA Small Bus Fing - 95 Express Lanes AMT	5.00%		7/1/2049	BBB-		7,540	7,752,477
VA Small Bus Fing - Elizabeth River AMT	6.00%		1/1/2037	BBB-		1,230	1,306,260
Total							192,454,028

Utilities 7.03%

Burke Co Dev - Oglethorpe Power	4.125%		11/1/2045	BBB+		6,085	6,604,720
Burke Co Dev - Oglethorpe Power	4.125%		11/1/2045	BBB+		15,640	16,975,812
CA Poll Ctl - Poseidon Res†	5.00%		11/21/2045	Baa3		2,250	2,538,517
Campbell Co Solid Wste - Basin Elec	3.625%		7/15/2039	A		12,345	13,120,266
Central Plains - Goldman Sachs	5.00%		9/1/2042	BBB+		5,000	6,761,250
Charlotte Co IDA - Babcock Ranch AMT†	5.00%		10/1/2034	NR		1,000	1,119,110	(e)
Charlotte Co IDA - Babcock Ranch AMT†	5.00%		10/1/2049	NR		5,500	6,049,835	(e)
Compton Water	6.00%		8/1/2039	NR		3,710	3,722,428
GA Muni Elec Auth - MEAG	4.00%		1/1/2049	BBB+		10,000	10,797,600
GA Muni Elec Auth - MEAG	5.00%		1/1/2048	BBB+		2,000	2,338,480
GA Muni Elec Auth - MEAG	5.00%		1/1/2059	BBB+		7,300	8,425,441
GA Muni Elec Auth - MEAG	5.00%		1/1/2063	A		2,400	2,783,040
Guam Waterworks Auth	5.00%		1/1/2050	A-		2,250	2,691,247
Guam Waterworks Auth	5.50%		7/1/2043	A-		2,535	2,764,139
HI Dept Budget - Hawaiian Electric	3.20%		7/1/2039	Baa2		15,765	16,291,236
HI Dept Budget - Hawaiian Electric AMT	4.00%		3/1/2037	Baa2		4,475	4,830,986
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB		5,000	4,885,800
Jefferson Co Sewer	Zero Coupon		10/1/2046	BBB		5,445	5,288,620
Jefferson Co Sewer	6.00%		10/1/2042	BBB		7,175	8,235,321
Jefferson Co Sewer	6.50%		10/1/2053	BBB		26,800	31,122,036
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2028	AA		4,035	2,982,672
Jefferson Co Sewer (AGM)	5.00%		10/1/2044	AA		5,070	5,613,555
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		2/1/2040	BBB		5,335	5,636,001
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		4/1/2040	BBB		3,100	3,273,507
Moraine Ohio Solid Waste Disp Escrow	Zero Coupon		12/31/2025	NR		525	53	(g)
NYC Muni Water	0.14	%#(c)	6/15/2050	AA+		2,000	2,000,000
PR Aqueduct & Swr Auth	4.25%		7/1/2025	Ca		4,400	4,433,000
PR Aqueduct & Swr Auth	5.00%		7/1/2033	Ca		5,530	5,654,425
PR Aqueduct & Swr Auth	5.125%		7/1/2037	Ca		3,690	3,773,025
PR Aqueduct & Swr Auth	6.00%		7/1/2038	Ca		5,040	5,128,200
PR Aqueduct & Swr Auth	6.00%		7/1/2047	Ca		3,260	3,390,400
PR Elec Pwr Auth(d)	5.00%		7/1/2042	D	(b)	4,975	3,470,062
PR Elec Pwr Auth(d)	5.05%		7/1/2042	D	(b)	3,425	2,388,938
PR Elec Pwr Auth(d)	5.25%		7/1/2024	D	(b)	7,000	4,900,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth(d)	5.50%	7/1/2038	D	(b)	$1,530	$1,074,825
PR Elec Pwr Auth(d)	5.75%	7/1/2036	D	(b)	3,040	2,143,200
Prichard Wtr & Swr	4.00%	11/1/2044	BBB+		1,980	2,164,932
Transbay Pwr Auth	5.00%	10/1/2045	A-	(b)	1,000	1,223,550
Transbay Pwr Auth	5.00%	10/1/2049	A-	(b)	1,100	1,340,845
Total						217,937,074
Total Municipal Bonds (cost $3,047,809,889)						3,067,767,726

	Interest Rate#	Interest Rate Reset Date(h)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.42%

Variable Rate Demand Notes 0.42%

General Obligation 0.24%

NYC GO	0.14%	7/1/2020	12/1/2047	Aa1	7,400	7,400,000

Housing 0.09%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	0.30%	7/1/2020	7/1/2047	Aaa	2,915	2,915,000

Tax Revenue 0.09%

NYC TFA - Future Tax	0.12%	7/1/2020	2/1/2045	AAA	2,670	2,670,000
Total Short-Term Investments (cost $12,985,000)						12,985,000
Total Investments in Securities 99.39% (cost $3,060,794,889)						3,080,752,726
Cash and Other Assets in Excess of Liabilities 0.61%						18,877,873
Net Assets 100.00%						$3,099,630,599

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
FGIC	Insured by - Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $653,939,603, which represents 21.10% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
(a)	Securities purchased on a when-issued basis.
(b)	This investment has been rated by Fitch IBCA.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(h)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$—	$477,038,633	$12,510,701	$489,549,334
Education	—	192,081,526	41,082	192,122,608
General Obligation	—	254,685,595	10,815,865	265,501,460
Health Care	—	653,755,142	38,924,265	692,679,407
Lease Obligations	—	97,126,484	587,860	97,714,344
Other Revenue	—	184,582,753	10,511,227	195,093,980
Special Tax	—	114,160,369	12,330,231	126,490,600
Utilities	—	210,768,076	7,168,998	217,937,074
Remaining Industries	—	790,678,919	—	790,678,919
Short-Term Investments
Variable Rate Demand Notes	—	12,985,000	—	12,985,000
Total	$—	$2,987,862,497	$92,890,229	$3,080,752,726

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more Levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 01, 2019	$21,431,587
Accrued Discounts (Premiums)	(27,830)
Realized Gain (Loss)	(1,913,144)
Change in Unrealized Appreciation (Depreciation)	(2,971,106)
Purchases	21,495,569
Sales	(4,333,415)
Transfers into Level 3	65,164,618
Transfers out of Level 3	(5,956,050)
Balance as of June 30, 2020	$92,890,229
Change in unrealized appreciation/depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$(3,713,289)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.28%

Corporate-Backed 25.44%

AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B1		$675	$674,987
AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B1		990	989,980
Allegheny Co IDA - US Steel	5.125%		5/1/2030	B-		6,390	5,623,583
Allegheny Co IDA - US Steel	6.55%		12/1/2027	B-		1,000	954,070
Bucks Cnty IDA- Waste Mgmt AMT	2.75	%#(a)	12/1/2022	A-		1,000	1,035,310
Downtown Doral CDD†	3.875%		12/15/2023	NR		205	208,600
Downtown Doral CDD†	4.25%		12/15/2028	NR		250	260,135
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR		1,065	1,135,460
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR		100	102,702
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2020	BB-		1,255	1,257,071
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB-		1,000	1,037,270
IA Fin Auth - Iowa Fertilizer Co	3.125%		12/1/2022	BB-		1,875	1,893,919
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-		7,735	8,078,047
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2027	BB-		200	208,152
IN Fin Auth - OVEC(b)	3.00%		11/1/2030	BBB-	(c)	400	411,612
IN Fin Auth - OVEC(b)	3.00%		11/1/2030	BBB-	(c)	500	514,515
IN Fin Auth - OVEC(b)	3.00%		11/1/2030	BBB-	(c)	500	514,515
IN Fin Auth - US Steel	6.00%		12/1/2026	B-		1,330	1,248,644
Int Falls MN - Office Max	5.50%		4/1/2023	B1		1,230	1,206,384
LA Env Facs - Westlake Chem	3.50%		11/1/2032	Baa2		2,295	2,391,459
LA Env Facs - Westlake Chem	6.50%		8/1/2029	Baa2		320	321,043
LA Env Facs - Westlake Chem	6.50%		11/1/2035	Baa2		810	820,878
LA St John Parish - Marathon Oil	2.20	%#(a)	6/1/2037	BBB-		750	719,685
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2022	Baa1		285	296,178
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-		725	737,622
MI Strategic Fd - Waste Mgmt AMT	2.85	%#(a)	8/1/2027	A-		1,000	1,015,850
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-		5,625	5,909,287
MSR Energy Auth - Citi	6.125%		11/1/2029	BBB+		320	404,730
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-		2,835	2,869,048
NH Bus Fin Auth- United Illuminating	2.80	%#(a)	10/1/2033	A-		1,000	1,048,690
NH Fin Auth - Casella Waste AMT†	2.95	%#(a)	4/1/2029	B		2,300	2,213,727
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1		1,525	1,544,779
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1		2,100	2,106,531
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB-		800	811,608
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB-		1,750	1,784,703
NJ EDA - Continental Airlines AMT	5.50%		4/1/2028	BB-		115	112,683
NJ EDA - Continental Airlines AMT	5.625%		11/15/2030	BB-		2,200	2,269,036
NJ EDA - Goethals Brdg AMT	5.25%		1/1/2025	A2		160	179,206
NTL Fin Auth - Waste Mgmt AMT	2.15	%#(a)	7/1/2027	A-		3,160	3,235,745
NY Env Facs - Casella Waste AMT†	2.875	%#(a)	12/1/2044	B		1,500	1,431,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NY Env Facs - Casella Waste AMT†	3.125	%#(a)	12/1/2044	B	$3,000	$2,986,320
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2021	B-	4,180	4,202,070
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-	1,000	1,003,290
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2031	B-	3,555	3,561,150
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	1,650	1,706,051
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	1,000	1,034,970
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB+	1,000	1,060,610
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+	1,000	1,057,490
OH Air Dev Auth - AEP AMT	2.60	%#(a)	6/1/2041	BBB+	2,500	2,551,600
OH Air Dev Auth - OVEC	2.875%		2/1/2026	Ba1	700	709,331
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1	2,750	2,832,060
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	425	436,900
OH St Wtr Dev Auth - US Steel	6.60%		5/1/2029	B-	200	188,910
Parish of St James - Nustar Logistics†	5.85	%#(a)	8/1/2041	BB-	2,500	2,712,500
Parish of St James - Nustar Logistics†	6.10	%#(a)	6/1/2038	BB-	1,500	1,751,640
Port Beaumont Nav Dis - Jefferson Rail AMT†	3.625%		1/1/2035	NR	2,730	2,671,168
Port Seattle IDC - Delta Airlines AMT	5.00%		4/1/2030	BB	1,200	1,230,540
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	5,620	5,892,289
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB	550	573,590
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	1,955	2,106,943
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	265	273,228
Warren Co - Intl Paper	2.90	%#(a)	9/1/2032	BBB	750	792,578
Whiting Env Facs - BP AMT	5.00	%#(a)	11/1/2045	A1	1,170	1,268,760
WI PFA - American Dream†	6.50%		12/1/2037	NR	2,000	1,759,600
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB-	2,015	2,171,989
WI PFA - Celanese AMT	5.00%		1/1/2024	BBB-	1,500	1,643,820
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB-	2,490	2,827,619
WI PFA - TRIPS AMT	5.00%		7/1/2022	BBB+	240	246,127
WI Pub Fin Auth Solid - Waste Mgmt AMT	2.00	%#(a)	7/1/2029	A-	1,500	1,508,550
Total						112,340,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education 6.11%

AZ Edu Fac - Odyssey Prep†	4.00%	7/1/2029	BB-		$500	$509,480
AZ IDA - Academy of Math & Science Proj†	5.00%	7/1/2029	BB		750	806,752
CA Muni Fin - Julian Chtr Sch†	5.00%	3/1/2025	B+		570	576,110
CA Muni Fin Auth- William Jessup U	5.00%	8/1/2024	NR		735	778,857
CA Muni Fin Auth- William Jessup U	5.00%	8/1/2027	NR		100	107,772
Cap Trust Ed Facs - Advantage Charter Scho	4.00%	12/15/2024	Baa3		435	457,877
Cap Trust Ed Facs - Advantage Charter Scho	5.00%	12/15/2029	Baa3		400	446,532
Cap Trust Ed Facs - Renaissance CharterAdvantage Academy of Hillsborough, Inc.†	4.00%	6/15/2029	NR		1,000	1,016,420
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2022	BB-	(c)	630	609,279	(d)
Chicago Brd Ed	5.00%	12/1/2022	BB-		1,500	1,560,750
Clifton Higher Ed - Intl Ldrshp Sch	4.625%	8/15/2025	NR		100	105,848
CT Ed Facs - Univ of Hartford	5.00%	7/1/2029	BBB-		925	1,041,689
FL HI Ed - Jacksonville Univ†	4.50%	6/1/2033	NR		1,500	1,438,860
FL Hi Ed - Saint Leo Univ	5.00%	3/1/2029	BBB-		1,635	1,873,187
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2027	BB+		2,250	2,411,977
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2023	Baa3		500	541,005
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2024	Baa3		500	550,975
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2025	Baa3		600	671,052
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2026	Baa3		750	847,965
MA DFA - Emerson Clg	5.00%	1/1/2024	BBB+		500	554,435
Marietta Dev Auth - Life Univ†	5.00%	11/1/2027	Ba3		2,000	2,114,920
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2024	NR		200	205,382
NY Dorm - Pace Univ	4.00%	5/1/2022	BBB-		245	255,562
NY Dorm - Pace Univ	5.00%	5/1/2021	BBB-		530	544,978
NY Dorm - Yeshiva Univ	4.00%	11/1/2025	B3		175	176,621
NY Dorm - Yeshiva Univ	4.00%	11/1/2026	B3		145	145,986
NY Dorm - Yeshiva Univ	5.00%	11/1/2021	B3		685	703,070
NY Dorm - Yeshiva Univ	5.00%	9/1/2028	BBB-		595	595,595
NYC IDA - Yankee Stadium (FGIC)	2.429% (CPI Based )#	3/1/2027	Baa1		2,235	2,024,821
OH Hgr Ed Facs - Dayton Univ (AMBAC)	2.639% (CPI Based )#	12/1/2022	A+		2,365	2,351,922
Pima IDA - American Leadership Acad†	4.00%	6/15/2022	NR		960	962,016
Total						26,987,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Financial Services 1.18%

MA Ed Fin Auth AMT	5.00%	7/1/2025	AA	$2,000	$2,284,700
NJ Higher Ed Assistance Auth AMT	3.35%	12/1/2029	Aaa	2,860	2,946,858
Total					5,231,558

General Obligation 10.00%

Academical Village CCD	3.25%	5/1/2031	NR	765	749,723
Academical Village CDD	2.875%	5/1/2025	NR	500	500,230
Allentown City SD(b)	2.375%	3/31/2021	NR	650	650,071
Atlantic City GO (BAM)	5.00%	3/1/2022	AA	245	262,099
Chicago Brd Ed	Zero Coupon	12/1/2025	BB-	1,000	802,930
Chicago Brd Ed	4.00%	12/1/2020	BB-	1,650	1,657,078
Chicago Brd Ed	4.00%	12/1/2022	BB-	1,175	1,195,515
Chicago Brd Ed	4.00%	12/1/2022	BB-	1,290	1,312,523
Chicago Brd Ed	4.00%	12/1/2027	BB-	500	513,480
Chicago Brd Ed	5.00%	12/1/2031	BB-	120	120,263
Chicago Brd Ed	5.00%	12/1/2034	BB-	6,325	6,805,131
Chicago Brd Ed	7.00%	12/1/2026	BB-	100	117,721
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	1,000	1,162,340
Chicago GO	4.00%	1/1/2022	BBB+	205	216,037
Chicago GO	5.00%	1/1/2024	BBB+	1,415	1,450,163
Chicago GO	5.00%	1/1/2024	BBB+	2,930	3,094,725
Chicago GO	5.25%	1/1/2022	BBB+	1,330	1,369,155
Chicago GO (NPFGC)(FGIC)	Zero Coupon	1/1/2031	BBB+	1,585	1,011,452
Cook Co GO	5.00%	11/15/2022	A+	335	356,226
Coralville GO	4.50%	6/1/2032	BB+	1,215	1,236,044	(d)
IL State GO	5.00%	7/1/2020	BBB-	790	790,000
IL State GO	5.00%	7/1/2021	BBB-	835	854,597
IL State GO	5.00%	11/1/2021	BBB-	3,300	3,398,868
IL State GO	5.00%	11/1/2025	BBB-	2,000	2,166,380
IL State GO	5.00%	12/1/2026	BBB-	3,000	3,273,960
IL State GO	5.375%	5/1/2023	BBB-	1,500	1,595,205
New Haven GO	5.00%	8/1/2025	BBB+	580	656,351
Philadelphia Sch Dist	5.00%	9/1/2025	A2	200	238,892
PR Comwlth GO(e)	4.00%	7/1/2021	Ca	920	586,500
PR Comwlth GO(e)	5.00%	7/1/2041	Ca	160	100,800
PR Comwlth GO(e)	5.50%	7/1/2017	NR	110	74,663	(d)
PR Comwlth GO(e)	5.50%	7/1/2019	NR	265	179,869	(d)
PR Comwlth GO (AGC)	2.784% (CPI Based )#	7/1/2020	AA	325	325,000
PR Comwlth GO (NPFGC)(FGIC)	5.50%	7/1/2020	Baa2	230	230,000
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Ca	670	670,777
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%	7/1/2023	Baa2	2,325	2,381,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

PR Pub Bldg Auth (NPFGC)(FGIC) GTD	6.00%		7/1/2023	Baa2		$1,500	$1,561,155
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2023	Ca		55	42,831
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2027	Ca		245	200,594
VT EDA - Casella Waste AMT†	4.625	%#(a)	4/1/2036	B		250	270,883	(d)
Total							44,181,473

Health Care 17.21%

Antelope Valley Hlth	5.00%		3/1/2021	Ba3		55	56,433
Atlanta Dev Auth - Georgia Proton Ctr	6.00%		1/1/2023	NR		2,000	1,665,860
Berks Co IDA - Tower Hlth	5.00%		2/1/2029	BBB+		500	605,175
Berks Co IDA - Tower Hlth	5.00%		2/1/2030	BBB+		460	563,546
Berks Co IDA - Tower Hlth	5.00%		2/1/2031	BBB+		400	494,884
Berks Co IDA - Tower Hlth	5.00%		2/1/2032	BBB+		250	311,542
Berks Co IDA - Tower Hlth	5.00	%#(a)	2/1/2040	BBB+		1,710	2,026,128
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR		245	230,621
CA Stwde - Daughters of Charity	5.50%		7/1/2022	NR		105	99,769
CA Stwde - Daughters of Charity	5.75%		7/1/2024	NR		655	606,091
CA Stwde - Loma Linda Univ Med†	5.00%		12/1/2031	BB-		1,000	1,108,920
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-		1,200	1,313,076
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-		1,070	1,217,895
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2028	BB-		835	935,910
CA Stwde - Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		2,000	2,207,560
Calcasieu Parish Hsp - Lake Charles Mem	5.00%		12/1/2027	BB+		500	598,690
Calcasieu Parish Hsp - Lake Charles Mem	5.00%		12/1/2034	BB+		1,000	1,136,740
Calcasieu Parish Hsp Rev- Lake Charles Mem	5.00%		12/1/2028	BB+		1,600	1,932,128
City of Atlantic Beach Fl - Fleet Landing	3.00%		11/15/2023	BBB	(c)	1,000	1,000,040
City of Oroville- Oroville Hsp	5.00%		4/1/2026	BB		1,255	1,365,289
City of Oroville- Oroville Hsp	5.00%		4/1/2029	BB		900	989,037
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2032	BB+		740	846,242
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2023	BBB-		1,500	1,625,115
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2028	BBB-		500	576,145
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2030	BBB-		1,900	2,172,574
Dev Auth of Floyd Cnty - Spires at Berry	5.50%		12/1/2028	NR		1,000	938,370
Franklin Co IDA - Menno-Haven	5.00%		12/1/2026	NR		500	509,310
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.375%		1/1/2033	NR		2,000	2,234,600
Fulton Co - Canterbury Court†	3.00%		4/1/2024	NR		2,025	1,925,937
Fulton Co Med Ctr	4.00%		7/1/2028	NR		100	105,580	(d)
Glendale IDA - Beatitudes	4.00%		11/15/2027	NR		385	385,192
Glendale IDA - Beatitudes	5.00%		11/15/2023	NR		1,715	1,784,389
Guadalupe Co - Seguin City Hospital	4.00%		12/1/2026	BB		350	377,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Guadalupe Co - Seguin City Hospital	5.00%	12/1/2022	BB		$250	$269,923
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2023	BB		1,280	1,418,675
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2021	NR		90	90,684
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2021	NR		164	165,246
IA Fin Auth - Lifespace	2.875%	5/15/2049	BBB	(c)	500	485,235
ID HFA - Madison Mem Hosp	5.00%	9/1/2023	BB+		1,795	1,980,316
ID HFA - Madison Mem Hosp	5.00%	9/1/2029	BB+		710	822,791
IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(c)	125	128,005
IL Fin Auth - Three Crowns Park	3.25%	2/15/2022	NR		255	246,825
Illinois Finance Authority	5.00%	11/1/2028	NR		1,745	1,814,783
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	106,955
Kirkwood IDA - Aberdeen Hts	5.00%	5/15/2022	BB	(c)	800	811,352
Kirkwood IDA - Aberdeen Hts	5.25%	5/15/2028	BB	(c)	1,135	1,176,620
Lenexa KS Hlth Facs - Lakeview Village	5.00%	5/15/2024	BB+	(c)	1,895	2,000,476
MA Hlth & Edu Facs - Trinity Hlth	1.083% (3 Mo. LIBOR * .67 + .82%)#	11/15/2032	AA-		1,755	1,722,445
MD Hlth & HI Ed - Adventist	5.00%	1/1/2021	Baa3		600	609,792
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba3		475	494,152
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2026	BB-	(c)	1,000	941,910
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2022	Ba1		250	260,680
Montgomery Co IDA - Trinity Health	1.093% (3 Mo. LIBOR * .67 + .83%)#	11/15/2034	AA-		1,400	1,363,768
Muskingum Co Hsp - Genesis Hlthcare	4.00%	2/15/2023	BB+		1,500	1,591,635
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2021	BB+		275	280,753
New Hope Cult Ed Facs - Carillon	3.00%	7/1/2020	NR		585	585,000
New Hope Cultural - Wesleyan Homes	3.00%	1/1/2024	NR		280	260,193
New Hope Cultural - Wesleyan Homes	4.00%	1/1/2029	NR		470	423,244
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2021	BB+		225	229,968
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		810	812,495
Norfolk Redev & Hsg Auth - Harbor’s Edge	4.00%	1/1/2025	NR		1,650	1,643,284
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	BBB-		200	217,278
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	BBB-		500	543,195
Oconee CO IDA - Westminster Pres Vlg Proj	5.50%	12/1/2028	NR		2,000	1,885,400
OK DFA - OU Med	5.00%	8/15/2029	Baa3		475	565,858
OU MedOK DFA OK DFA - OU Med	5.00%	8/15/2024	Baa3		1,400	1,566,488
Palomar Health	5.00%	11/1/2031	BBB		750	878,812	(d)
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2023	BBB-		1,000	1,092,240
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2029	BBB-		2,185	2,522,539
Roanoke Co EDA - Richfield Living II	4.30%	9/1/2030	NR		770	727,996	(d)
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		875	945,079
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		670	718,649
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2021	NR		670	704,002
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2022	NR		700	760,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2023	NR		$740	$825,574
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB-	(c)	250	262,110
SE Port Auth - Memorial Hlth	5.00%	12/1/2023	BB-	(c)	100	111,045
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB-	(c)	1,000	1,059,390
Seminole Co - Legacy Pointe	5.00%	11/15/2029	NR		1,000	959,460
Shelby Co - Farms at Bailey Station	4.00%	12/1/2026	NR		630	597,429
Tarrant Co Cultural - Buckingham(e)	4.50%	11/15/2021	NR		695	451,750
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2023	BBB-	(c)	230	238,864
Wesley Enhanced Living & Sub Organizations	5.00%	7/1/2031	BB	(c)	200	200,350
WI Hlth & Ed - American Baptist	3.50%	8/1/2022	NR		545	531,010
WI Hlth & Ed - American Baptist	4.375%	8/1/2027	NR		225	213,984
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2026	NR		355	371,227
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2027	NR		375	392,535
Total						76,026,597

Housing 2.71%

CA HFA - MFH	4.00%	3/20/2033	BBB+		844	905,733
CA Stwde - College of the Arts Student Hsg†	5.00%	7/1/2024	BB+		500	515,405
Ca Stwde - Lancer Student Hsg†	3.00%	6/1/2029	NR		750	693,150
MD EDC - Bowie State Std Hsg	4.00%	7/1/2028	BBB-		200	211,356
MD EDC - Bowie State Std Hsg	4.00%	7/1/2029	BBB-		270	285,471
MD EDC - Bowie State Std Hsg	4.00%	7/1/2030	BBB-		280	294,468
MD EDC - Bowie State Std Hsg	4.00%	7/1/2031	BBB-		290	302,824
MD EDC - Bowie State Std Hsg	4.00%	7/1/2032	BBB-		300	311,049
Montgomery Co Hsg	4.00%	7/1/2048	Aa2		695	752,748
NC State Hsg Fin Agy	4.00%	7/1/2047	AA+		735	794,770
NJ Hsg and Mtg Fin Auth	4.50%	10/1/2048	AA		1,235	1,379,742
NYC HDC	2.85%	11/1/2031	AA+		1,215	1,280,525
NYC IDA - Yankee Stadium (FGIC)	1.187% (CPI Based )#	3/1/2021	Baa1		655	650,887
PA Hsg Fin Auth AMT	4.00%	4/1/2039	AA+		675	712,327
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2026	Baa3		640	695,859
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2028	Baa3		240	264,221
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2029	Baa3		300	331,791
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2030	Baa3		225	247,212
Roanoke Co EDA - Richfield Living	4.75%	9/1/2029	NR		1,335	1,321,249	(d)
Total						11,950,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 4.26%

Aviation Station North Met Dist	4.00%	12/1/2029	NR	$500	$489,040
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2024	A1	1,000	1,144,880
NJ EDA - Sch Facs	1.38% (MUNIPSA * 1 + 1.25%)#	9/1/2025	BBB+	2,030	1,959,762
NJ EDA - Sch Facs	1.68% (MUNIPSA * 1 + 1.55%)#	9/1/2027	BBB+	430	416,399	(d)
NJ EDA - Sch Facs	5.00%	3/1/2023	BBB+	2,005	2,145,470
NJ EDA - Sch Facs	5.00%	6/15/2023	BBB+	3,415	3,677,716
NJ EDA - Sch Facs	5.50%	9/1/2021	BBB+	320	326,848
NJ Trans Trust Fund	4.00%	12/15/2031	BBB+	3,220	3,419,061
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+	1,000	1,088,330
NJ Trans Trust Fund	5.00%	12/15/2026	BBB+	3,325	3,782,088
PA COPS	5.00%	7/1/2024	A	300	350,280
Total					18,799,874

Other Revenue 6.84%

Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%	8/15/2026	NR	285	299,284
AZ IDA - Academy of Math & Science†	4.00%	7/1/2029	BB	400	402,996
AZ IDA - Basis Schools†	5.00%	7/1/2026	BB	500	547,615
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2027	Ba1	2,000	2,204,580
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2025	BBB-	150	171,528
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2026	BBB-	150	174,191
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2027	BBB-	160	188,374
Cap Trust Agy - Franklin Academy†	4.00%	12/15/2023	NR	370	382,661
Cap Trust Agy - Franklin Academy†	4.00%	12/15/2024	NR	385	399,953
Cap Trust Agy - Franklin Academy†	4.00%	12/15/2025	NR	300	312,222
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2026	NR	300	328,044
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2027	NR	330	358,964
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2028	NR	345	374,104
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2029	NR	365	394,346
Chester Co IDA - Collegium Charter Sch	3.70%	10/15/2022	BB	1,000	1,005,820
Cleveland Co Port Auth - Playhouse Sq	5.00%	12/1/2028	BB+	1,700	1,756,678
Clifton Higher Ed - Intl Ldrshp Sch	5.25%	8/15/2026	NR	1,600	1,786,512
Clifton Higher Ed - Intl Ldrshp Sch	5.25%	8/15/2028	NR	3,040	3,362,270
FL DFC - FL Charter Foundation†	4.00%	7/15/2026	NR	655	664,982
FL DFC - Renaissance Chtr Sch†	5.00%	6/15/2025	NR	120	124,512
FL DFC - Renaissance Chtr Sch	7.00%	6/15/2026	NR	1,610	1,709,498
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	NR	250	266,935
Florence Twn IDA - Legacy Trad Sch	5.00%	7/1/2023	Ba2	130	134,814
Houston Hi Ed - Cosmos Fndtn	4.00%	2/15/2022	BBB	265	274,492
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB	150	157,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Jefferson Parish Econ Dev Dist - Kenner†	4.80%	6/15/2029	NR	$2,000	$2,088,640
Lowndes Co Poll Ctl - Weyerhaeuser	6.80%	4/1/2022	BBB	3,320	3,649,577
Main St Nat Gas - Macquarie	5.00%	5/15/2026	A3	1,000	1,176,240
Main St Nat Gas - Ml	5.00%	3/15/2022	A2	1,050	1,113,746
Maricopa Co - Legacy Schools†	4.00%	7/1/2029	Ba2	500	517,590
Maricopa Co IDA - Paradise Schools†	2.875%	7/1/2021	BB+	130	129,828
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR	1,500	900,000	(d)
Phoenix IDA - Basis Schs†	3.00%	7/1/2020	BB	60	60,000
Phoenix IDA - Legacy Tradtl Schs†	3.00%	7/1/2020	Ba2	95	95,000
Salt Verde Fin Corp - Citi	5.25%	12/1/2023	A3	235	265,740
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2022	A3	1,715	1,861,976
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2027	A3	250	268,163
UT Charter Sch Fin Auth - Freedom Academy†	3.625%	6/15/2021	NR	140	140,893
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030	BB	165	166,573
Total					30,216,637

Special Tax 3.83%

Allentown Neighborhood Impt†	5.00%	5/1/2022	Ba3	1,060	1,096,570
Allentown Neighborhood Impt†	5.00%	5/1/2023	Ba3	190	199,703
Allentown Neighborhood Impt†	5.00%	5/1/2028	NR	1,820	1,931,147
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	2,000	2,080,780
Allentown Neighborhood Impt†	5.00%	5/1/2033	Ba3	100	104,201
Berkeley Co - Nexton Imp Dist	4.00%	11/1/2030	NR	425	422,845
Celebration Pointe CDD†	4.00%	5/1/2022	NR	175	177,258
MD Special Tax - Brunswick Crossing	3.00%	7/1/2024	NR	880	869,211
MD Special Tax - Brunswick Crossing	4.00%	7/1/2029	NR	275	275,839
North Las Vegas Special Improv Dist - Vall	3.50%	6/1/2023	NR	110	109,902
North Las Vegas Special Improv Dist - Vall	3.50%	6/1/2024	NR	120	119,551
North Las Vegas Special Improv Dist - Vall	3.75%	6/1/2025	NR	150	150,350
Nthrn Palm Bch Co Impt Dist	3.25%	8/1/2022	NR	580	584,193
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	818,295
NYC IDA - Yankee Stadium (FGIC)	2.409% (CPI Based )#	3/1/2025	Baa1	1,360	1,281,950
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	2.419% (CPI Based )#	3/1/2026	Baa1	1,200	1,110,276
Peninsula Town Center†	4.00%	9/1/2023	NR	220	219,344
Peninsula Town Center†	4.50%	9/1/2028	NR	680	688,269
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR	1,000	1,080,160
Scranton RDA GTD	5.00%	11/15/2021	BB+	905	906,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Scranton RDA GTD	5.00%	11/15/2028	BB+	$255	$247,687
Southlands Met Dist #1	3.00%	12/1/2022	Ba1	92	92,052
Village CDD #12	2.875%	5/1/2021	NR	165	166,044
Village CDD #12†	3.25%	5/1/2023	NR	500	506,740
Village CDD #13	3.55%	5/1/2039	NR	750	754,508
West Villages Unit #7	4.00%	5/1/2024	NR	400	407,516
West Villages Unit #7	4.25%	5/1/2029	NR	500	524,110
Total					16,924,868

Tax Revenue 2.77%

American Samoa GO†	6.50%	9/1/2028	Ba3	1,000	1,214,690
Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+	520	523,760
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	350	366,464
City of Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	135	132,698
City of Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	1,300	1,248,572
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2020	BBB	840	847,325
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB	1,275	1,332,847
Met Pier & Expo Auth - McCormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	BBB	375	402,240
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	2,983	2,280,861
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	591	416,832
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	48	31,089
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	55	11,233
PR Corp Sales Tax	4.329%	7/1/2040	NR	27	27,193
PR Corp Sales Tax	4.50%	7/1/2034	NR	3,178	3,318,054
PR Corp Sales Tax	4.536%	7/1/2053	NR	1	1,016
PR Corp Sales Tax	4.55%	7/1/2040	NR	3	3,066
PR Corp Sales Tax	4.75%	7/1/2053	NR	19	19,573
PR Corp Sales Tax	4.784%	7/1/2058	NR	11	11,369
PR Corp Sales Tax	5.00%	7/1/2058	NR	49	51,354
Total					12,240,236

Tobacco 3.29%

Golden St Tobacco	5.30%	6/1/2037	B-	840	865,511
MI Tob Settlement	5.125%	6/1/2022	B-	1,345	1,346,385
MI Tob Settlement	5.25%	6/1/2022	B-	25	25,027
Nassau Co Tobacco	5.25%	6/1/2026	B-	1,540	1,539,969
PA Tob Settlement	5.00%	6/1/2023	A1	760	849,171
San Diego Tobacco Settlement	4.00%	6/1/2032	BBB	95	95,175
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	775	865,458
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	3,575	3,581,292
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB	735	748,112
TSASC	5.00%	6/1/2022	BBB	4,400	4,606,888
Total					14,522,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation 7.95%

Central TX Mobility Auth	5.00%		1/1/2027	A-		$1,285	$1,448,375
Houston Arpt - Continental Airlines AMT	4.50%		7/1/2020	BB-		1,600	1,600,000
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	BB-		3,405	3,469,797
Houston Arpt - United Airlines AMT	5.00%		7/15/2020	BB-		1,000	1,001,650
Houston Arpt - United Airlines AMT	5.00%		7/1/2027	BB-	(c)	1,090	1,135,682
Houston Arpt - United Airlines AMT	5.00%		7/15/2027	BB-	(c)	1,000	1,028,030
Houston Arpt - United Airlines AMT	5.00%		7/15/2027	BB-	(c)	1,800	1,875,780
Houston Arpt - United Airlines AMT	5.00%		7/15/2028	BB-		1,000	1,037,270
Houston Arpt - United Airlines AMT	5.00%		7/15/2035	BB-		2,450	2,479,277
MD EDC - CNX Marine Terminals	5.75%		9/1/2025	BB-		4,500	4,523,895
MTA NY	5.00	%#(a)	11/15/2045	A2		1,400	1,615,614
NJ EDA - Port Newark AMT	5.00%		10/1/2021	Ba1		1,250	1,292,162
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2022	Baa3		500	519,840
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2024	Baa3		1,000	1,055,520
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2030	Baa3		1,145	1,228,677
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2036	Baa3		5,000	5,362,050
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%		7/1/2032	Baa3		730	759,689
NY Trans Dev Corp - TOGA AMT	5.00%		1/1/2023	Baa3		1,000	1,036,700
Osceola Parkway	5.00%		10/1/2029	BBB+		450	571,082
PR Hwy & Trans Auth (AGC)	4.00%		7/1/2020	AA		225	225,000
PR Hwy & Trans Auth (AMBAC)	3.455% (CPI Based	)#	7/1/2028	C		1,980	1,821,600	(d)
Total							35,087,690

Utilities 8.69%

Burke Co Dev - Oglethorpe Power	3.00	%#(a)	11/1/2045	A-		1,535	1,593,192
Charlotte County IDA - Babcock Ranch AMT†	5.00%		10/1/2029	NR		1,000	1,119,980	(d)
City of Rockport Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-		1,000	1,091,770
Clarion Co IDA - American Wtr AMT	2.45	%#(a)	12/1/2039	A+		1,000	1,075,670
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa2		3,525	3,757,756
Jefferson Co Sewer	5.00%		10/1/2021	BBB		1,300	1,364,714
KY Muni Pwr - Prairie State Proj	3.45	%#(a)	9/1/2042	Baa1		850	856,145
Luzerne Co IDA - American Wtr AMT	2.45	%#(a)	12/1/2039	A+		1,200	1,300,656
Main St Nat Gas - Citibank	4.00	%#(a)	3/1/2050	A3		1,000	1,149,400
Main St Nat Gas - Citibank	5.00%		9/1/2025	A3		250	296,818
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3		1,050	1,162,077
Northern CA Gas - Morgan Stanley	1.68% (3 Mo. LIBOR * .67 + .72	%)#	7/1/2027	A3		915	882,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

PR Aqueduct & Swr Auth	4.25%		7/1/2025	Ca		$2,245	$2,261,837
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		2,085	2,184,037
PR Elec Pwr Auth(e)	4.10%		7/1/2019	NR		240	160,500
PR Elec Pwr Auth(e)	4.25%		7/1/2020	D	(c)	970	666,875
PR Elec Pwr Auth(e)	5.00%		7/1/2018	NR		50	34,625
PR Elec Pwr Auth(e)	5.25%		7/1/2027	D	(c)	2,630	1,841,000
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA		145	146,028
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	Baa2		100	100,479
Prichard Wtr & Swr	2.25%		11/1/2027	BBB+		420	432,751
Prichard Wtr & Swr	2.375%		11/1/2028	BBB+		1,305	1,355,647
SE AL Gas Dist - Goldman Sachs	4.00	%#(a)	4/1/2049	A3		1,530	1,678,089
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB	(c)	5,405	6,503,620
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3		1,800	1,922,328
WV EDA - Appalachian Pwr	2.625	%#(a)	12/1/2042	A-		750	762,683
WV EDA - Wheeling Pwr AMT	3.00	%#(a)	6/1/2037	A-		2,600	2,667,886
Total							38,368,962
Total Municipal Bonds (cost $437,962,427)							442,879,622

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.38%

Variable Rate Demand Notes 0.38%

Health Care 0.16%

NYC Muni Water	0.14%	7/1/2020	6/15/2045	AAA	700	700,000

Tax Revenue 0.22%

NYC TFA - Future Tax	0.12%	7/1/2020	2/1/2045	AAA	1,000	1,000,000
Total Short-Term Investments (cost $1,700,000)						1,700,000
Total Investments in Securities 100.66% (cost $439,662,427)						444,579,622
Liabilities in Excess of Cash and Other Assets(g) (0.66%)						(2,928,707)
Net Assets 100.00%						$441,650,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

AGC	Insured by - Assured Guarantee Corporation.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $69,678,283, which represents 15.78% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

Open Futures Contracts at June 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2020	54	Short	$(7,493,247)	$(7,515,281)	$(22,034)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Education	$—	$26,378,416	$609,279	$26,987,695
General Obligation	—	42,420,014	1,761,459	44,181,473
Health Care	—	74,314,209	1,712,388	76,026,597
Housing	—	10,629,538	1,321,249	11,950,787
Lease Obligations	—	18,383,475	416,399	18,799,874
Other Revenue	—	29,316,637	900,000	30,216,637
Transportation	—	33,266,090	1,821,600	35,087,690
Utilities	—	37,248,982	1,119,980	38,368,962
Remaining Industries	—	161,259,907	—	161,259,907
Short-Term Investments
Variable Rate Demand Notes	—	1,700,000	—	1,700,000
Total	$—	$434,917,268	$9,662,354	$444,579,622
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(22,034)	—	—	(22,034)
Total	$(22,034)	$—	$—	$(22,034)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more Levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$2,526,532
Accrued Discounts (Premiums)	4,996
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(312,506)
Purchases	2,190,274
Sales	—
Transfers into Level 3	7,510,058
Transfers out of Level 3	(2,257,000)
Balance as of June 30, 2020	$9,662,354
Change in unrealized appreciation/depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$(312,506)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.75%

Corporate-Backed 3.36%

CA Fin Auth - United Airlines AMT	4.00%		7/15/2029	BB-		$2,430	$2,453,547
CA MFA - Waste Mgmt AMT	2.40	%#(a)	10/1/2044	A-		6,250	6,765,875
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3		4,410	4,557,206
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-		110	126,722
Long Beach Nat Gas - ML	5.00%		11/15/2029	A2		1,205	1,514,336
San Francisco Arpt - SFO Fuel AMT	5.00%		1/1/2038	A1		1,315	1,603,287
Total							17,020,973

Education 8.03%

CA Dev Auth - Culinary Institute	5.00%		7/1/2036	Baa2		400	435,164
CA Dev Auth - Culinary Institute	5.00%		7/1/2041	Baa2		380	408,838
CA Dev Auth - Culinary Institute	5.00%		7/1/2046	Baa2		900	961,794
CA Ed Fac Auth - Loyola Marymount Univ	5.00%		10/1/2048	A2		1,000	1,172,870
CA Ed Facs - ArtCenter College of Design	5.00%		12/1/2044	Baa1		1,500	1,654,155
CA Ed Facs - Chapman Univ	4.00%		4/1/2047	A2		1,800	1,928,700
CA Ed Facs - Chapman Univ	5.00%		4/1/2040	A2		1,000	1,113,910
CA Ed Facs - Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2029	A2		550	472,307
CA Ed Facs - Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2033	A2		1,670	1,260,349
CA Ed Facs - Santa Clara Univ	5.00%		4/1/2039	Aa3		1,000	1,172,350
CA Ed Facs - Stanford Univ	5.00%		5/1/2049	AAA		3,000	5,008,350
CA Ed Facs - Univ of San Francisco	5.00%		10/1/2037	A2		1,000	1,193,290
CA Ed Facs - Univ of San Francisco	5.00%		10/1/2053	A2		2,000	2,319,600
CA Fin Auth - Biola Univ	5.00%		10/1/2029	Baa1		330	355,420
CA Infra & Econ Dev - UCSF	5.00%		5/15/2047	AA		3,325	4,083,499
CA MFA - Univ of La Verne	5.00%		6/1/2043	A3		1,035	1,187,973
CA Muni Fin - Biola Univ	5.00%		10/1/2032	Baa1		400	448,280
CA Muni Fin - Emerson Clg	5.00%		1/1/2042	BBB+		3,090	3,447,884
CA Muni Fin - Julian Chtr Sch†	5.625%		3/1/2045	B+		500	497,910
CA Muni Fin - Touro College	5.25%		1/1/2040	BBB-	(b)	1,085	1,148,039
CA Sch Fin Auth - Green Dot Schs†	5.00%		8/1/2045	BBB-		500	541,640
CA Sch Fin Auth - KIPP LA†	5.00%		7/1/2045	BBB		540	588,497
Ripon USD (BAM)	5.50%		8/1/2043	AA		1,000	1,257,960
Univ of CA	5.25%		5/15/2047	AA		2,000	2,460,060
Univ of CA	5.25%		5/15/2058	AA		2,500	3,109,000
University of San Diego	5.00%		10/1/2049	A1		2,000	2,428,960
Total							40,656,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 20.34%

Albany CA USD	4.00%	8/1/2046	Aa3	$1,000	$1,112,570
Anaheim USD	3.00%	8/1/2038	Aa2	3,000	3,155,580
Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,371,829
Beverly Hills USD	3.00%	8/1/2044	Aaa	2,040	2,152,445
CA St GO	4.00%	10/1/2044	Aa2	1,805	2,114,937
CA State GO	3.00%	10/1/2033	Aa2	1,250	1,387,825
CA State GO	4.00%	9/1/2035	Aa2	1,145	1,318,616
CA State GO	4.00%	3/1/2046	Aa2	1,000	1,178,030
CA State GO	5.00%	2/1/2032	Aa2	2,000	2,132,400
CA State GO	5.00%	4/1/2032	Aa2	2,200	3,125,188
CA State GO	5.00%	2/1/2033	Aa2	1,000	1,065,540
CA State GO	5.00%	8/1/2038	Aa2	1,565	1,891,803
CA State GO	5.25%	8/1/2032	Aa2	2,500	3,032,825
CA State GO	5.25%	10/1/2032	Aa2	4,000	4,226,960
CA State GO	5.25%	4/1/2035	Aa2	3,000	3,228,960
CA State GO	5.25%	10/1/2039	Aa2	500	606,040
Carlsbad USD	3.125%	8/1/2048	Aa1	1,000	1,074,130
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615	1,787,530
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000	2,423,520
Cupertino USD	2.50%	8/1/2033	Aa1	740	789,151
Del Mar USD	3.00%	8/1/2044	Aaa	2,775	2,967,113
Del Mar USD (BAM)	4.00%	9/1/2044	AA	1,700	1,966,662
Glendale CCD(c)	4.00%	8/1/2050	Aa2	1,250	1,449,550
Grossmont UHSD	5.00%	8/1/2043	Aa2	1,250	1,428,762
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	859,260
Huntington Beach City SD	4.00%	8/1/2048	Aa1	1,000	1,121,480
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA	2,000	2,435,740
Inglewood USD (BAM)	4.00%	8/1/2038	AA	575	654,442
Inglewood USD (BAM)	4.00%	8/1/2039	AA	1,000	1,135,600
Irvine Unified School District	4.00%	9/1/2042	Aa1	1,915	2,196,543
Irvine Unified School District	5.50%	9/1/2035	Aa1	1,060	1,391,123
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000	1,149,390
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	1,000	1,173,600
Long Beach USD	3.00%	8/1/2037	Aa2	2,420	2,627,273
Los Angeles USD	4.00%	7/1/2044	Aa3	2,000	2,344,160
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	1,000	1,104,040
New Haven USD	4.00%	8/1/2044	Aa3	1,250	1,425,025
New Haven USD	4.00%	8/1/2047	Aa3	2,415	2,706,708
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa	1,325	656,604
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa	2,000	829,280
North Orange CCD	2.75%	8/1/2036	AA+	2,000	2,137,300
Oceanside USD	4.00%	8/1/2048	Aa3	2,030	2,272,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Orange USD	4.00%	8/1/2047	AA	$1,000	$1,136,430
Panama-Buena Vista USD (BAM)	2.625%	8/1/2037	AA	1,510	1,575,534
Perris UHSD (AGM)	3.00%	9/1/2044	AA	1,000	1,056,820
PR Comwlth GO(d)	6.00%	7/1/2039	Ca	2,000	1,390,000
San Benito HSD	Zero Coupon	8/1/2041	Aa3	1,640	789,201
San Benito HSD	Zero Coupon	8/1/2042	Aa3	1,795	823,295
San Benito HSD	Zero Coupon	8/1/2043	Aa3	2,600	1,137,370
San Diego USD	3.25%	7/1/2048	Aa2	1,000	1,081,170
San Francisco Arpt AMT	5.25%	5/1/2042	A+	1,000	1,184,300
San Francisco CCD	5.00%	6/15/2028	Aa3	1,000	1,199,290
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Baa3	1,000	1,049,120
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA	1,750	2,120,772
San Leandro USD (BAM)	4.00%	8/1/2043	AA	650	739,707
San Rafael Elem Sch Dist	4.00%	8/1/2047	AA	1,000	1,129,910
San Rafael HSD	4.50%	8/1/2042	AA	1,150	1,371,685
Santa Ana USD	3.25%	8/1/2042	Aa3	500	536,990
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa1	750	866,100
Santa Barbara USD	4.00%	8/1/2044	Aa1	1,000	1,152,050
Santa Rita USD	2.50%	8/1/2031	AA-	1,235	1,319,845
Simi Valley GO	4.00%	8/1/2046	Aa2	1,065	1,203,983
Simi Valley USD	4.00%	8/1/2048	Aa2	600	677,202
Southwestern Community College Dist	Zero Coupon	8/1/2041	Aa2	1,100	661,485
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,146,830
West Contra Costa USD	4.00%	8/1/2043	AA-	1,000	1,134,040
West Contra Costa USD	6.00%	8/1/2027	AA-	1,000	1,335,790
Total					103,027,160

Health Care 14.07%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB	1,000	1,041,750
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA	1,000	1,098,570
Adventist Health System - West	5.00%	3/1/2048	A	2,750	3,224,265
Antelope Valley Hlth	5.25%	3/1/2036	Ba3	1,000	1,040,110
CA Fin AUth - Standord Hlth	4.00%	8/15/2050	AA-	1,000	1,155,280
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+	1,000	1,075,240
CA Hlth - Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+	1,000	1,122,410
CA Hlth - Childrens Hsp Orange Co	4.00%	11/1/2035	AA-	570	675,581
CA Hlth - Childrens Hsp Orange Co	5.00%	11/1/2033	AA-	1,300	1,688,336
CA Hlth - Childrens Hsp Orange Co	5.00%	11/1/2034	AA-	1,200	1,553,124
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	AA-	2,000	2,106,260
CA Hlth - City of Hope	4.00%	11/15/2045	A+	4,920	5,522,503
CA Hlth - Providence St. Joes Hlth	4.00%	10/1/2047	AA-	2,115	2,338,048
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	Aa3	2,000	2,097,580
CA Hlth - Sutter Hlth	4.00%	11/15/2042	A+	1,715	1,917,524
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2047	AA-	1,000	1,596,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Hlth Facs - Lucile Packard Hosp	5.00%	11/15/2056	A+		$1,500	$1,769,490
CA Muni Fin - Caritas Affordable Hsg	4.00%	8/15/2037	BBB		1,000	1,068,950
CA Muni Fin - Channing House	5.00%	5/15/2047	AA-		2,000	2,331,580
CA Muni Fin - Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,120	1,189,205
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	554,740
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,000	2,250,340
CA Stwde - Adventist Health West	3.00%	3/1/2039	A		2,905	3,000,487
CA Stwde - American Baptist	5.00%	10/1/2045	A-	(b)	1,000	1,079,190
CA Stwde - Daughters of Charity	5.50%	7/1/2039	NR		460	382,219
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	869,395
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	1,099,170
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,036,120
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,100	2,285,934
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		2,200	2,361,106
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,555	1,680,924
Eisenhower Med Ctr	5.00%	7/1/2032	Baa2		1,020	1,207,578
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(b)	635	650,462
Oroville - Oroville Hsp	5.25%	4/1/2049	BB		2,500	2,630,325
Palomar Hlth	5.00%	11/1/2036	BBB		1,250	1,427,688
Palomar Hlth	5.00%	11/1/2039	BBB		1,650	1,872,569
Palomar Hlth (AGM)	5.00%	11/1/2047	AA		4,475	5,146,921
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,145,220
Sierra Joint CCD	4.00%	8/1/2053	Aa1		1,500	1,706,835
Washingtown Twnshp Health Care Dist	5.00%	7/1/2032	Baa2		1,000	1,231,590
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,039,180
Total						71,270,039

Housing 4.00%

CA Cmty Hsg - Annadel Apts†	5.00%	4/1/2049	NR		1,000	1,071,610
CA Cmty Hsg - Serenity at Larkspur†	5.00%	2/1/2050	NR		1,200	1,292,700
CA Cmty Hsg - Verdant†	5.00%	8/1/2049	NR		1,400	1,503,474
CA HFA - MFH	4.00%	3/20/2033	BBB+		1,936	2,078,188
CA HFA - MFH	4.25%	1/15/2035	BBB+		6,001	6,562,931
CA Muni Fin - Biola Univ	5.00%	10/1/2034	Baa1		1,000	1,112,260
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	BBB+		1,050	1,169,102
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	524,205
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,100	1,195,326
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa1		1,500	1,537,020
CA Stwde - College of the Arts Student Hsg†	5.25%	7/1/2049	BB+		500	499,405
Ca Stwde - Lancer Student Hsg†	5.00%	6/1/2051	NR		500	496,085
ESRF / Natl Charter School Loans	5.00%	11/1/2044	A		1,050	1,236,553
Total						20,278,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 2.37%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	Aa3	$1,000	$1,062,500
CA Pub Wks - State Prisons	5.75%	10/1/2031	Aa3	2,000	2,124,060
CA Pub Wks - Various Cap Proj	4.00%	3/1/2045	Aa3	940	1,094,508
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	Aa3	1,000	1,066,220
CA Pub Wks - Various Cap Proj TCRS (BAM)	3.125%	5/1/2033	AA	1,275	1,402,449
San Bernardino COPs (AGM)	5.00%	10/1/2031	AA	860	1,111,111
Santa Barbara COPs AMT	5.00%	12/1/2036	AA	3,395	4,169,196
Total					12,030,044

Other 0.39%

CA Infra & Econ Dev - Acad Motion Pict(c)	5.00%	11/1/2029	Aa2	1,500	1,974,510

Other Revenue 2.11%

CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,125,393
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	BBB+	2,000	2,121,840
CA Muni Fin - American Heritage	5.00%	6/1/2036	BBB-	1,000	1,109,100
CA Muni Fin - Oceaa	6.75%	10/1/2028	NR	1,000	1,002,020
CA Sch Fin Auth - Aspire†	5.00%	8/1/2046	BBB	1,000	1,088,020
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2038	BBB-	1,000	1,144,490
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB	600	654,012
MSR Energy Auth - Citi	6.125%	11/1/2029	BBB+	1,925	2,434,913
Total					10,679,788

Pre-Refunded 0.16%

MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	500	785,735

Special Tax 3.39%

Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	545,710
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,165,830
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,465,543
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	543,375
Irvine USD - Spl Tax	5.00%	3/1/2057	NR	1,000	1,136,860
Lake Elsinore PFA	5.00%	9/1/2035	NR	920	1,023,123
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+	1,775	2,142,957
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR	1,045	1,128,767
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	500	533,160
Roseville CFD - Westpark	5.00%	9/1/2031	NR	1,000	1,137,370
Sacramento Conv Cntr	4.00%	6/1/2036	A2	830	873,608
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	985	1,087,558
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-	1,000	1,037,260
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,718,635
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A+	1,510	1,649,509
Total					17,189,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 3.19%

Anaheim PFA Lease Rev (BAM)	5.00%	9/1/2035	AA	$2,000	$2,337,220
City of Sacramento - TOT Revs	5.00%	6/1/2048	A1	1,000	1,106,070
Invine Reassessment District No. 19	4.00%	9/2/2039	A	1,000	1,165,470
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	352	269,146
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	587	414,011
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	134	86,789
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	501	102,324
PR Corp Sales Tax	4.329%	7/1/2040	NR	350	352,496
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,971	3,999,313
PR Corp Sales Tax	4.536%	7/1/2053	NR	7	7,111
PR Corp Sales Tax	4.55%	7/1/2040	NR	88	89,936
PR Corp Sales Tax	4.75%	7/1/2053	NR	296	304,927
PR Corp Sales Tax	4.784%	7/1/2058	NR	98	101,288
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,139	1,193,729
Sacramento Tourism Infra Dist - Conv Centr	4.00%	6/1/2039	A2	800	834,432
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A+	1,000	1,021,890
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,606,800
Tustin CFD 06 - 1-Tust Leg/Colum Vil	5.00%	9/1/2037	A-	1,000	1,164,680
Total					16,157,632

Tobacco 6.05%

CA Stwde - Tobacco Settlement	Zero Coupon	6/1/2046	NR	8,675	1,760,678
CA Stwde - Tobacco Settlement	Zero Coupon	6/1/2055	NR	10,000	364,300
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-	2,700	564,597
Golden St Tobacco	3.50%	6/1/2036	BB-	1,550	1,565,577
Golden St Tobacco	5.00%	6/1/2029	BBB	1,000	1,207,860
Golden St Tobacco	5.00%	6/1/2034	BBB-	1,050	1,257,144
Golden St Tobacco	5.00%	6/1/2035	BB+	2,500	2,979,425
Golden St Tobacco	5.00%	6/1/2047	NR	1,250	1,265,663
Golden St Tobacco	5.00%	6/1/2047	NR	4,360	4,414,631
Golden St Tobacco	5.25%	6/1/2047	NR	1,250	1,271,725
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	3,000	149,610
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	3,000	511,560
Los Angeles Co Tobacco	4.00%	6/1/2038	A-	615	708,375
Los Angeles Co Tobacco	4.00%	6/1/2039	A-	500	574,085
Los Angeles Co Tobacco	4.00%	6/1/2040	A-	710	812,943
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	290,038
Nthrn CA Tobacco	Zero Coupon	6/1/2045	CCC-	10,000	1,749,900
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,115	1,115,245
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR	4,800	791,904
San Diego Co Tobacco	5.00%	6/1/2038	A-	1,000	1,238,810
San Diego Co Tobacco	5.00%	6/1/2039	A-	1,000	1,234,980
San Diego Co Tobacco	5.00%	6/1/2048	BBB+	1,500	1,771,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		$885	$886,628
Silicon Valley Tobacco	Zero Coupon		6/1/2041	NR		5,000	1,549,950
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR		2,000	147,300
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC-		2,500	443,700
Total							30,628,023

Transportation 19.31%

Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+		1,500	1,685,160
Alameda Corridor Trsp Auth	5.00%		10/1/2037	BBB+		665	745,778
Alameda Corridor Trsp Auth (AGM)	4.00%		10/1/2037	AA		2,030	2,202,347
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA		1,425	1,570,364
Alameda Corridor Trsp Auth (NPFGC)(FGIC)	Zero Coupon		10/1/2032	A-		750	540,338
Bay Area Toll Auth	3.00%		4/1/2054	AA-		2,500	2,573,425
Bay Area Toll Auth	4.00%		4/1/2038	AA-		2,000	2,238,940
Bay Area Toll Auth	4.00%		4/1/2042	AA-		1,635	1,809,455
CA Muni Fin - LINXS (AGM) AMT	4.00%		12/31/2047	AA		1,420	1,515,197
CA Muni Fin - LINXS AMT	4.00%		12/31/2047	BBB-	(b)	5,440	5,667,283
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2031	BBB-	(b)	1,000	1,182,090
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2035	BBB-	(b)	1,000	1,160,450
CA Muni Fin Auth - LINXS AMT	5.00%		12/31/2043	BBB-	(b)	4,700	5,336,427
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%		12/31/2047	BBB-	(b)	1,005	1,136,343
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		1,500	1,003,920
Foothill / Eastern Corridor Toll Rd	3.50%		1/15/2053	A-		3,690	3,820,995
Foothill / Eastern Corridor Toll Rd	3.95%		1/15/2053	A-		3,145	3,379,177
Foothill / Eastern Corridor Toll Rd	5.50	%#(a)	1/15/2053	A-		250	268,630
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-		1,835	2,040,483
Long Beach Harbor AMT	5.00%		5/15/2028	AA		1,000	1,148,450
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2041	AA		1,000	1,130,530
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2043	AA-		1,000	1,219,510
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2046	AA-		1,000	1,145,610
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2047	AA-		2,000	2,335,880
Los Angeles Dept Arpts - LAX AMT	5.25%		5/15/2048	AA-		2,000	2,413,580
Los Angeles Harbor AMT	5.00%		8/1/2036	AA		1,000	1,135,790
Los Angeles International Airport AMT	5.00%		5/15/2044	AA-		2,090	2,542,276
Orange Cnty Arpt	5.00%		7/1/2029	AA-		575	709,780
Port Oakland AMT	5.125%		5/1/2031	A+		1,250	1,279,338
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	A		1,000	797,880	(e)
Riverside Co Trsp Commn	5.75%		6/1/2048	A		1,500	1,618,755
Sacramento Co Arpt	5.00%		7/1/2041	A		1,130	1,286,256
San Diego Arpt AMT	4.00%		7/1/2044	A		5,555	6,131,109
San Diego Arpt AMT	5.00%		7/1/2027	A+		1,000	1,107,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

San Diego Arpt AMT	5.00%	7/1/2047	A	$2,000	$2,327,520
San Francisco Arpt AMT	4.00%	5/1/2049	A+	1,000	1,100,480
San Francisco Arpt AMT	5.00%	5/1/2027	A+	1,430	1,474,030
San Francisco Arpt AMT	5.00%	5/1/2040	A+	1,500	1,657,905
San Francisco Arpt AMT	5.00%	5/1/2045	A+	1,500	1,808,010
San Francisco Arpt AMT	5.00%	5/1/2050	A+	4,000	4,795,080
San Francisco Port AMT	5.00%	3/1/2030	Aa3	1,415	1,612,760
San Joaquin Hills Trsp Corridor	5.00%	1/15/2029	A-	1,185	1,356,505
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	4,585	5,037,585
San Joaquin Hills Trsp Corridor	5.25%	1/15/2044	BBB+	2,100	2,316,972
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BBB+	1,930	2,121,707
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon	1/15/2036	Baa2	1,305	789,290
San Jose Arpt AMT	5.00%	3/1/2047	A	3,475	4,008,030
San Jose Arpt AMT	6.25%	3/1/2034	A	1,500	1,548,690
Total	97,833,790

Utilities 11.98%

Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,335	1,632,545
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3	2,500	2,820,575
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	1,525	1,851,624
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	A	1,000	1,003,540
El Dorado Irrigation Dist (AGM)	5.25%	3/1/2039	AA	750	883,365
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	705	773,237
Guam Waterworks Auth	5.00%	1/1/2050	A-	600	717,666
Guam Waterworks Auth	5.50%	7/1/2043	A-	525	572,455
Long Beach Nat Gas - ML	1.693% (3 Mo. LIBOR * .67 + 1.43	%)#	11/15/2026	A2	1,000	992,440
Long Beach Nat Gas - ML	5.25%	11/15/2020	A2	1,505	1,526,582
Long Beach Nat Gas - ML	5.50%	11/15/2037	A2	1,825	2,593,507
Los Angeles DWAP - Pwr Sys	5.25%	7/1/2037	Aa2	1,500	1,875,210
Los Angeles DWAP - Pwr Sys	5.25%	7/1/2049	Aa2	1,000	1,283,850
Los Angeles Wastewater	5.00%	6/1/2044	AA+	1,000	1,173,740
Middle Fork Proj Fin Auth	5.00%	4/1/2036	Baa3	1,950	2,287,350
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	2,305	3,622,238
MSR Energy Auth - Citi	7.00%	11/1/2034	BBB+	2,500	3,784,475
Northern CA Gas - Goldman Sachs	4.00	%#(a)	7/1/2049	A3	3,000	3,320,220
Northern CA Gas - Morgan Stanley	1.68% (3 Mo. LIBOR * .67 + .72	%)#	7/1/2027	A3	1,875	1,808,194
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Ca	935	956,038
PR Elec Pwr Auth(d)	5.25%	7/1/2024	D	(b)	255	178,500
PR Elec Pwr Auth(d)	5.25%	7/1/2033	D	(b)	115	80,500
PR Elec Pwr Auth(d)	7.00%	7/1/2040	D	(b)	450	321,750
San Diego Water	5.00%	8/1/2043	Aa3	1,000	1,249,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

San Francisco City & Co PUC Wastewater	4.00%	10/1/2043	AA		$1,250	$1,424,000
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	AA-		1,000	1,075,090
Silicon Valley Clean Wtr	4.00%	8/1/2046	AA		1,500	1,693,920
South Placer Wtr Auth	5.00%	11/1/2035	Aa3		500	720,910
Southern CA Pub Pwr Auth - Apex	5.00%	7/1/2038	AA-		1,000	1,147,990
Southern CA Pub Pwr Auth - Goldman Sachs	1.93% (3 Mo. LIBOR * .67 + 1.47%)#	11/1/2038	A3		770	690,328	(e)
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3		4,655	6,010,815
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2029	AA		1,000	1,146,110
Transbay Pwr Auth	5.00%	10/1/2025	BBB+	(b)	1,130	1,306,291
Transbay Pwr Auth	5.00%	10/1/2027	BBB+	(b)	1,245	1,482,646
Transbay Pwr Auth	5.00%	10/1/2029	BBB+	(b)	1,370	1,665,838
Transbay Pwr Auth	5.00%	10/1/2031	BBB+	(b)	765	919,170
Transbay Pwr Auth	5.00%	10/1/2032	BBB+	(b)	1,090	1,295,814
Transbay Pwr Auth	5.00%	10/1/2034	BBB+	(b)	300	354,030
Transbay Pwr Auth	5.00%	10/1/2035	BBB+	(b)	200	235,310
Transbay Pwr Auth	5.00%	10/1/2038	BBB+	(b)	650	753,129
Valley Co Wtr Dist	4.50%	1/1/2048	AA-		1,245	1,442,121
Total						60,672,853
Total Municipal Bonds (cost $474,643,650)						500,205,470

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENT 0.65%

Variable Rate Demand Notes 0.65%

General Obligation

CA State GO (cost $3,300,000)	0.05%	7/1/2020	5/1/2034	AAA	3,300	3,300,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2020

Fair Value
Total Investments in Securities 99.40% (cost $477,943,650)	$503,505,470
Cash and Other Assets in Excess of Liabilities(g) 0.60%	3,036,766
Net Assets 100.00%	$506,542,236

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $17,932,146, which represents 3.54% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts as follows:

Open Futures Contracts at June 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2020	26	Short	$(4,612,484)	$(4,642,625)	$(30,141)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Transportation	$—	$97,035,910	$797,880	$97,833,790
Utilities	—	59,982,525	690,328	60,672,853
Remaining Industries	—	341,698,827	—	341,698,827
Short-Term Investment
Variable Rate Demand Notes	—	3,300,000	—	3,300,000
Total	$—	$502,017,262	$1,488,208	$503,505,470
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(30,141)	—	—	(30,141)
Total	$(30,141)	$—	$—	$(30,141)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more Levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$—
Accrued Discounts (Premiums)	21,153
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(81,744)
Purchases	—
Sales	—
Transfers into Level 3	1,548,799
Transfers out of Level 3	—
Balance as of June 30, 2020	$1,488,208
Change in unrealized appreciation/depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$(81,744)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.46%

Corporate-Backed 3.30%

Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$210	$218,877
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	1,675	1,708,215
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	320	313,552
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB-	350	356,227
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	A2	70	76,946
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	A2	100	110,412
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	225	252,232
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	1,065	1,116,599
Total					4,153,060

Education 8.14%

Gloucester Co Impt Auth - Rowan Univ GTD	5.00%	7/1/2044	Aa1	370	457,065
NJ Ed Facs - Kean Univ (AGM)	5.00%	7/1/2027	AA	325	379,740
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2030	AA	840	973,283
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	420	496,402
NJ Ed Facs - Seton Hall Univ	4.00%	7/1/2046	BBB+	545	560,151
NJ Ed Facs - Seton Hall Univ (AGM)	3.25%	7/1/2049	AA	250	254,815
NJ Ed Facs - Stockton Univ	5.00%	7/1/2034	BBB+	325	359,613
NJ Ed Facs - Stockton Univ	5.00%	7/1/2041	Baa1	800	890,352
NJ Ed Facs - William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	597,165
NJ EDA - Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	578,940
NJ EDA - Stevens Inst Tech	3.00%	7/1/2050	BBB+	1,000	930,120
NJ EDA - Stevens Inst Tech	4.00%	7/1/2050	BBB+	200	204,268
NJ Higher Ed Assistance Auth AMT	3.25%	12/1/2039	Aa1	650	636,343
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	450	473,211
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,049,700
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	806,985
NJ Inst of Tech	5.00%	7/1/2033	A1	170	212,651
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	386,517
Total					10,247,321

Financial Services 0.19%

NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	236,718

General Obligation 8.89%

Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	596,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Atlantic City GO (BAM)	5.00%	3/1/2042	AA	$750	$885,510
Cumberland Co Impt Auth (BAM)	4.00%	10/1/2048	AA	750	856,035
Essex Co GO GTD	4.00%	11/1/2049	Aaa	1,125	1,255,241
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	Ba3	400	401,108
Gloucester Co Impt Auth - Rowan Univ GTD	4.00%	7/1/2048	Aa1	510	584,674
Hudson Co Impt Auth - Solid Waste GTD	4.00%	1/1/2040	AA	500	581,825
Jersey City GO	5.00%	11/1/2033	AA-	135	167,481
Mercer Cnty GO	4.00%	3/15/2040	AA+	190	224,673
Mercer Cnty GO	4.00%	4/1/2031	AA+	200	247,006
Newark Hsg Auth - Port Newark	4.00%	1/1/2037	A+	550	606,727
NJ State GO	2.50%	6/1/2038	A-	1,000	976,130
NJ State GO	5.00%	6/1/2027	A-	680	838,087
NJ State GO	5.00%	6/1/2027	A-	185	216,006
PR Comwlth GO(a)	5.375%	7/1/2030	Ca	1,000	637,500
PR Comwlth GO(a)	5.625%	7/1/2032	Ca	100	64,000
Rutherford BOE	2.50%	12/15/2034	AA-	1,000	1,021,560
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,038,460
Total					11,198,683

Health Care 12.42%

Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	547,995
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	544,110
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	425	455,876
NJ EDA - Bancroft Neuro	5.00%	6/1/2036	NR	220	235,906
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2030	AA-	105	127,492
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2031	AA-	125	151,074
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	373,104
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	765,793
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640	782,733
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260	314,535
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	553,215
NJ Hlth - Inspira Hlth	4.00%	7/1/2047	A2	730	785,319
NJ Hlth - Inspira Hlth	5.00%	7/1/2034	A2	250	290,598
NJ Hlth - Inspira Hlth	5.00%	7/1/2035	A2	100	117,980
NJ Hlth - Inspira Hlth	5.00%	7/1/2042	A2	545	628,510
NJ Hlth - Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,170,720
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	AA-	500	556,970
NJ Hlth - RWJ Barnabas	5.00%	7/1/2033	AA-	1,065	1,253,505
NJ Hlth - RWJ Barnabas	5.00%	7/1/2043	AA-	850	979,497
NJ Hlth - St Josephs Hlth	5.00%	7/1/2027	BBB-	100	116,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

NJ Hlth - St Josephs Hlth	5.00%	7/1/2041	BBB-	$750	$832,530
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+	600	601,848
NJ Hlth - Trinitas Hsp	5.00%	7/1/2030	BBB	245	288,245
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,080,680
NJ Hlth Fin Auth - Valley Health	4.00%	7/1/2044	A	1,000	1,095,340
NJ Hlth Fin Auth - Valley Health	5.00%	7/1/2028	A	540	671,458
NJ Hlth Fin Auth - Valley Health	5.00%	7/1/2030	A	255	321,185
Total					15,642,786

Housing 0.85%

NJ EDA - Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	971,880
NJ Hsg and Mtg Fin Auth	3.15%	5/1/2053	AA-	100	104,625
Total					1,076,505

Lease Obligations 22.52%

Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2029	AA	250	300,468
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2030	AA	290	346,973
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2024	BBB+	125	137,729
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2026	BBB+	235	256,723
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	BBB+	1,060	1,132,864
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2036	BBB+	535	582,594
NJ Ed Facs - Higher Ed Cap Impt	5.50%	9/1/2033	BBB+	410	461,828
NJ EDA - Bldgs	5.00%	6/15/2047	BBB+	540	585,085
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,560	1,710,946
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB	210	231,718
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+	565	627,732
NJ EDA - Sch Facs	4.00%	6/15/2030	BBB+	745	772,550
NJ EDA - Sch Facs	4.00%	6/15/2044	BBB+	525	535,248
NJ EDA - Sch Facs	4.00%	6/15/2049	BBB+	1,390	1,412,588
NJ EDA - Sch Facs	5.00%	6/15/2024	BBB+	190	208,555
NJ EDA - Sch Facs	5.00%	3/1/2026	BBB+	1,410	1,497,124
NJ EDA - Sch Facs	5.00%	6/15/2026	BBB+	145	160,931
NJ EDA - Sch Facs	5.00%	11/1/2027	BBB+	180	206,948
NJ EDA - Sch Facs	5.00%	3/1/2028	BBB+	375	396,536
NJ EDA - Sch Facs	5.00%	6/15/2029	BBB+	500	568,110
NJ EDA - Sch Facs	5.00%	6/15/2030	BBB+	160	172,334
NJ EDA - Sch Facs	5.00%	6/15/2031	BBB+	715	767,581
NJ EDA - Sch Facs	5.00%	6/15/2034	BBB+	390	414,905
NJ EDA - Sch Facs	5.00%	3/1/2035	BBB+	250	258,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ EDA - Sch Facs	5.00%	6/15/2035	BBB+	$640	$701,907
NJ EDA - Sch Facs	5.00%	6/15/2042	BBB+	480	520,718
NJ EDA - Sch Facs	5.00%	6/15/2048	BBB+	500	545,105
NJ EDA - Sch Facs	5.25%	9/1/2026	BBB+	405	414,169
NJ EDA - State House Proj	5.00%	6/15/2035	BBB+	750	843,413
NJ EDA - Transit	5.00%	11/1/2033	BBB+	500	570,885
NJ EDA - Transit Proj	5.00%	11/1/2025	BBB+	520	583,346
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2038	BBB+	520	563,030
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	1,770	1,162,943
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+	1,050	486,896
NJ Trans Trust Fund	3.25%	6/15/2039	BBB+	360	334,048
NJ Trans Trust Fund	4.00%	12/15/2039	BBB+	1,000	1,031,330
NJ Trans Trust Fund	4.00%	6/15/2050	BBB+	1,000	1,014,320
NJ Trans Trust Fund	4.25%	12/15/2038	BBB+	295	310,679
NJ Trans Trust Fund	4.75%	6/15/2038	BBB+	980	1,035,282
NJ Trans Trust Fund	5.00%	6/15/2030	A+	545	605,544
NJ Trans Trust Fund	5.00%	6/15/2031	A+	400	441,408
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+	270	282,201
NJ Trans Trust Fund	5.00%	12/15/2036	BBB+	530	592,747
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+	1,380	1,457,791
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+	205	220,492
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+	720	804,434
PR Infra Fin Auth - Mepsi Campus(a)	6.50%	10/1/2037	NR	500	101,250
Total					28,370,778

Other Revenue 0.67%

Middlesex Co Impt Auth - Heldrich Ctr(a)	6.25%	1/1/2037	NR	1,300	26,000
NJ EDA - Bancroft Neuro	5.00%	6/1/2041	NR	350	371,476
NJ EDA - Sch Facs	5.00%	3/1/2027	BBB+	420	444,809
Total					842,285

Special Tax 0.59%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	740,070

Tax Revenue 4.71%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	525	535,143
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	543,230
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,499,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	$550	$556,396
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	330	340,907
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	120	122,886
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	18	13,763
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	235	165,746
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	598	387,313
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	1,940	396,226
PR Corp Sales Tax	4.329%	7/1/2040	NR	96	96,684
PR Corp Sales Tax	4.329%	7/1/2040	NR	492	495,508
PR Corp Sales Tax	4.536%	7/1/2053	NR	3	3,047
PR Corp Sales Tax	4.55%	7/1/2040	NR	19	19,418
PR Corp Sales Tax	4.75%	7/1/2053	NR	267	275,053
PR Corp Sales Tax	4.784%	7/1/2058	NR	40	41,342
PR Corp Sales Tax	5.00%	7/1/2058	NR	420	440,181
Total					5,932,188

Tobacco 3.81%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	1,025	1,055,842
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	2,350	2,581,546
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,165,860
Total					4,803,248

Transportation 23.77%

Delaware River & Bay Auth	4.00%	1/1/2044	A1	800	898,752
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,099,200
Delaware River Port Auth	5.00%	1/1/2022	A	1,115	1,178,711
Delaware River Port Auth	5.00%	1/1/2024	A	360	378,036
Delaware River Port Auth	5.00%	1/1/2028	A+	525	593,213
Delaware River Port Auth	5.00%	1/1/2034	A+	505	562,161
Delaware River Port Auth	5.00%	1/1/2040	A+	515	621,996
Delaware River Toll Brdg Commn	3.00%	7/1/2049	A1	1,000	1,057,820
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	1,205	1,345,780
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280	355,410
NJ EDA - Goethals Brdg AMT (AGM)	5.125%	1/1/2039	AA	925	1,027,407
NJ EDA - Port Newark AMT	5.00%	10/1/2047	Ba1	750	812,437
NJ EDA - Transit	4.00%	11/1/2044	BBB+	250	254,635
NJ Tpk Auth	4.00%	1/1/2043	A+	1,010	1,093,224
NJ Tpk Auth	4.00%	1/1/2048	A+	1,000	1,083,200
NJ Tpk Auth	5.00%	1/1/2030	A+	510	621,027
NJ Tpk Auth	5.00%	1/1/2030	A+	585	729,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NJ Tpk Auth	5.00%		1/1/2033	A+	$1,285	$1,456,869
NJ Tpk Auth	5.00%		1/1/2033	A+	560	683,586
NJ Tpk Auth	5.00%		1/1/2034	A+	510	581,737
NJ Tpk Auth	5.00%		1/1/2034	A+	615	732,459
NJ Tpk Auth	5.00%		1/1/2035	A+	500	580,660
NJ Tpk Auth	5.00%		1/1/2037	A+	305	367,223
NJ Tpk Auth (AGM)	5.25%		1/1/2028	AA	810	1,052,368
NJ Trans Trust Fund	5.00%		6/15/2028	A+	1,000	1,125,350
Port Auth NY & NJ	4.00%		9/1/2043	Aa3	850	958,698
Port Auth NY & NJ	5.00%		11/15/2033	Aa3	500	617,315
Port Auth NY & NJ	5.00%		10/15/2035	Aa3	500	605,010
Port Auth NY & NJ	5.00%		7/15/2038	Aa3	400	493,576
Port Auth NY & NJ	5.00%		11/15/2047	Aa3	565	676,887
Port Auth NY & NJ - JFK IAT	6.00%		12/1/2036	Baa1	240	241,918
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%		12/1/2042	AA	205	208,926
Port Auth NY & NJ AMT	4.00%		9/1/2043	Aa3	850	945,387
Port Auth NY & NJ AMT	4.00%		11/1/2059	Aa3	200	219,718
Port Auth NY & NJ AMT	5.00%		9/15/2029	Aa3	320	400,378
Port Auth NY & NJ AMT	5.00%		9/15/2032	Aa3	505	619,034
Port Auth NY & NJ AMT	5.00%		11/15/2032	Aa3	500	593,905
Port Auth NY & NJ AMT	5.00%		9/15/2033	Aa3	525	640,495
Port Auth NY & NJ AMT	5.00%		10/15/2036	Aa3	1,190	1,335,644
South Jersey Port Corp AMT	5.00%		1/1/2048	Baa1	500	525,550
South Jersey Trans Auth	5.00%		11/1/2039	BBB+	530	568,732
Total						29,943,455

Utilities 8.60%

Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	400	438,716
Guam Waterworks Auth	5.00%		1/1/2050	A-	300	358,833
Guam Waterworks Auth (Guatemala)	5.00%		7/1/2036	A-	100	114,089
NJ EDA - Middlesex Water AMT	4.00%		8/1/2059	A+	500	557,050
NJ EDA - Nat Gas	3.50%		4/1/2042	A1	1,655	1,720,786
NJ EDA - Nat Gas AMT	3.00%		8/1/2041	A1	1,000	1,016,740
NJ EDA - NJ American Wtr Co AMT	2.20	%#(b)	10/1/2039	A+	500	518,290
NJ EDA - UMM Energy AMT	4.75%		6/15/2032	Baa2	1,000	1,057,130
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%		9/1/2036	AAA	335	380,078
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%		9/1/2047	AAA	1,500	1,664,055
NJ Tpk Auth	5.00%		1/1/2031	A+	500	619,045
Passaic Valley Swr (NPFGC)(FGIC)	2.50%		12/1/2032	A2	1,890	1,890,945
PR Aqueduct & Swr Auth	6.00%		7/1/2044	Ca	285	289,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

PR Elec Pwr Auth(a)	5.00%	7/1/2037	NR	$110	$76,725
PR Elec Pwr Auth(a)	5.75%	7/1/2036	NR	75	52,875
PR Elec Pwr Auth(a)	7.00%	7/1/2040	NR	100	71,500
Total					10,826,844
Total Municipal Bonds (cost $120,695,089)					124,013,941

Interest Rate#		Interest Rate Reset Date(c)	Final Maturity Date
SHORT-TERM INVESTMENT 0.47%

Variable Rate Demand Notes 0.47%

Health Care

NJ Hlth - Virtua Hlth (cost $600,000)	0.01%	7/1/2020	7/1/2043	AA+	600	600,000
Total Investments in Securities 98.93% (cost $121,295,089)						124,613,941
Cash and Other Assets in Excess of Liabilities(d) 1.07%						1,343,311
Net Assets 100.00%						$125,957,252

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $401,108, which represents 0.32% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
(a)	Defaulted (non-income producing security).
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(d)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2020

Open Futures Contracts at June 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2020	7	Short	$(1,241,823)	$(1,249,938)	$(8,115)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$124,013,941	$—	$124,013,941
Short-Term Investment
Variable Rate Demand Notes	—	600,000	—	600,000
Total	$—	$124,613,941	$—	$124,613,941
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(8,115)	—	—	(8,115)
Total	$(8,115)	$—	$—	$(8,115)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.44%

Corporate-Backed 8.59%

Brooklyn Arena LDC - Barclays Ctr	Zero Coupon		7/15/2047	Ba1		$250	$63,060
Brooklyn Arena LDC - Barclays Ctr (AGM)	3.00%		7/15/2043	AA		2,710	2,635,068
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		230	238,784
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		250	262,010
Liberty Dev Corp - Goldman Sachs	5.25%		10/1/2035	A3		5,545	7,496,396
Liberty Dev Corp - Goldman Sachs	5.50%		10/1/2037	A3		2,800	3,931,340
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1		1,750	1,768,497
NY Env Facs - Casella Waste AMT†	2.875	%#(a)	12/1/2044	B		1,500	1,431,120
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR		7,655	7,946,273
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR		750	781,178
NY Liberty Dev Corp - 3 WTC†	7.25%		11/15/2044	NR		1,000	1,084,810
NY Liberty Dev Corp - 7 WTC	5.00%		9/15/2040	Aaa		1,015	1,075,555
NY Liberty Dev Corp - BofA Tower	2.80%		9/15/2069	Baa2		2,500	2,453,650
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2031	B-		3,500	3,506,055
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-		1,650	1,706,051
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-		1,000	1,034,970
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR		935	939,993
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB+		1,825	1,929,919
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	4.50%		3/1/2039	Baa1		1,605	1,605,337
Westchester Co - Miriam Osborn Memorial	5.00%		7/1/2034	A-	(b)	200	217,748
Total							42,107,814

Education 11.55%

Build NYC Res Corp - Manhattan Clg	5.00%		8/1/2033	A-		1,125	1,317,622
Build NYC Res Corp - NY Law	5.00%		7/1/2041	BBB-		1,000	1,027,420
Build NYC Res Corp - Packer Collegiate	5.00%		6/1/2040	A2		1,000	1,103,940
Dutchess Co LDC - Anderson Ctr	6.00%		10/1/2030	BB+		775	778,154
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2033	Baa2		390	426,547
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2041	Baa2		200	215,178
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2046	Baa2		275	293,881
Dutchess Co LDC - Vassar College	5.00%		7/1/2034	Aa3		250	302,490
Hempstead Town LDC - Adelphi Univ	4.00%		2/1/2039	A-		2,110	2,274,685
Hempstead Town LDC - Hofstra Univ	5.00%		7/1/2042	A		545	624,009
Hempstead Town LDC - Molloy Clg	5.00%		7/1/2034	BBB		825	937,720
Hempstead Town LDC - Molloy Clg	5.00%		7/1/2037	BBB		630	710,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

Hempstead Town LDC - Molloy Clg	5.00%	7/1/2039	BBB		$555	$622,799
Monroe Co IDA - Univ of Rochester	5.00%	7/1/2031	AA-		350	433,279
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB		205	228,653
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB		250	278,027
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB		220	243,241
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB		200	220,030
NY Dorm - Barnard Clg	5.00%	7/1/2028	A2		590	689,757
NY Dorm - Fordham Univ	4.00%	7/1/2050	A		3,500	3,825,570
NY Dorm - Fordham Univ	5.00%	7/1/2035	A		550	639,699
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB+		1,000	1,058,120
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,218,480
NY Dorm - NYU	4.00%	7/1/2045	Aa2		1,000	1,155,140
NY Dorm - NYU	5.00%	7/1/2028	Aa2		1,000	1,272,950
NY Dorm - NYU	5.00%	7/1/2029	Aa2		1,000	1,267,860
NY Dorm - NYU	5.00%	7/1/2042	Aa2		1,500	1,884,105
NY Dorm - Pace Univ	4.00%	5/1/2022	NR		25	26,716
NY Dorm - Pace Univ	5.00%	5/1/2023	NR		20	22,660
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-		905	991,464
NY Dorm - PIT	5.00%	2/15/2039	AA+		1,000	1,201,970
NY Dorm - PIT	5.00%	2/15/2041	NR		5	6,531
NY Dorm - PIT	5.00%	2/15/2041	AA+		2,995	3,626,586
NY Dorm - Pratt Institute	5.00%	7/1/2034	A2		1,035	1,152,297
NY Dorm - Pratt Institute	5.00%	7/1/2039	A2		1,010	1,163,904
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	287,812
NY Dorm - SUNY	3.00%	7/1/2042	Aa3		2,790	2,919,791
NY Dorm - SUNY Empire Commons	5.00%	5/1/2030	A		350	394,355
NY Dorm - SUNY Empire Commons	5.00%	5/1/2032	A		250	278,960
NY Dorm - The New School	5.00%	7/1/2028	A-		780	924,121
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(b)	1,500	1,579,785
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(b)	1,225	1,300,448
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,072,490
Rochester Institute of Technology	4.00%	7/1/2044	A1		4,510	5,116,505
Rochester Institute of Technology	5.00%	7/1/2049	A1		1,530	1,880,018
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	Baa1		1,625	1,681,534
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A3		1,405	1,586,751
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,114,870
Westchester Co - Miriam Osborn Memorial	5.00%	7/1/2042	A-	(b)	450	485,514
Westchester Co - Sarah Lawrence College	4.00%	6/1/2033	BBB		1,700	1,748,688
Total						56,613,306

General Obligation 6.27%

City of Syracuse	4.00%	5/15/2034	A1		725	821,708
Erie CO GO	5.00%	9/15/2028	AA-		275	335,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Jefferson Co - Samaritan Med Ctr	5.00%	11/1/2037	BBB-		$2,000	$2,326,360	(c)
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,187,420
NYC GO	4.00%	3/1/2050	Aa1		1,500	1,707,735
NYC GO	5.00%	8/1/2026	Aa1		1,750	2,094,592
NYC GO	5.00%	8/1/2026	Aa1		1,000	1,243,030
NYC GO	5.00%	8/1/2027	Aa1		1,700	1,998,435
NYC GO	5.00%	8/1/2027	Aa1		1,410	1,532,050
NYC GO	5.00%	8/1/2029	Aa1		3,000	3,671,340
NYC GO	5.00%	10/1/2034	Aa1		1,500	1,627,965
NYC GO	5.00%	10/1/2039	Aa1		1,000	1,208,440
NYC GO	5.00%	8/1/2043	Aa1		1,250	1,549,237
NYC GO	5.00%	12/1/2044	Aa1		2,535	3,091,711
NYC GO	5.00%	4/1/2045	Aa1		1,380	1,660,057
PR Comwlth GO(d)	5.00%	7/1/2027	Ca		65	45,744
PR Comwlth GO(d)	5.125%	7/1/2028	Ca		155	107,919
PR Comwlth GO(d)	5.375%	7/1/2030	Ca		4,185	2,667,937
PR Comwlth GO(d)	5.50%	7/1/2027	Ca		60	39,375
PR Comwlth GO(d)	6.125%	7/1/2033	Ca		170	119,638
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,680,256
Total						30,716,114

Health Care 10.59%

Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB		300	346,566
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB-	(b)	1,000	1,023,560
Dutchess Co Dev Corp - Nuvance Hlt	4.00%	7/1/2044	A-		1,250	1,354,675
Dutchess Co Dev Corp - Nuvance Hlt	4.00%	7/1/2049	A-		2,000	2,159,080
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	590,895
Dutchess Co LDC - Health Quest	5.00%	7/1/2035	A-		1,500	1,712,820
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,103,157
Monroe Co - St. Ann’s	5.00%	1/1/2050	NR		1,250	1,085,813
Monroe Co IDA - Rochester General Hospital	5.00%	12/1/2034	A-		250	292,013
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	A-		625	699,494
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,283,917
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	A-		600	660,648
NY Dorm - Catholic Hlth	4.00%	7/1/2045	BBB		2,875	3,042,325
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB		500	531,710
NY Dorm - Montefiore	4.00%	8/1/2036	BBB		375	405,855
NY Dorm - Montefiore	4.00%	8/1/2037	BBB		1,670	1,804,535
NY Dorm - Montefiore	4.00%	8/1/2038	BBB		445	479,536
NY Dorm - Montefiore	4.00%	9/1/2050	BBB		4,000	4,314,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NY Dorm - Montefiore	5.00%	8/1/2032	BBB		$1,170	$1,378,903
NY Dorm - Montefiore	5.00%	8/1/2033	BBB		1,035	1,218,288
NY Dorm - Montefiore	5.00%	8/1/2034	BBB		335	393,555
NY Dorm - Montefiore	5.00%	8/1/2035	BBB		525	615,578
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,150,410
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2032	A		810	956,999
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2033	A		760	894,049
NY Dorm - NYU Langone	4.00%	7/1/2053	A		4,500	5,017,005
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,154,280
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,257,238
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa2		1,000	1,003,150
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,645	5,159,294
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(b)	1,000	1,033,520
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB+		920	944,104
Westchester CO Hlth Care	5.00%	11/1/2033	Baa2		1,000	1,097,860
Westchester CO Hlth Care	5.00%	11/1/2034	Baa2		985	1,079,146
Westchester CO Hlth Care	5.00%	11/1/2046	Baa2		2,240	2,353,613
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	111,826
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		40	40,679
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		145	147,461
Total						51,898,077

Housing 1.67%

NY State Hsg	3.15%	11/1/2054	Aa2		1,000	1,040,490
NYC HDC	3.35%	11/1/2065	AA+		1,915	1,982,619
NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,041,310
NYS Mtg	2.55%	4/1/2050	Aa1		3,000	3,062,610
Westchester Co - SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,054,110
Total						8,181,139

Lease Obligations 4.37%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,119,040
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA		1,050	1,269,597
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,678,206
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,039,570
Hudson Yards	5.00%	2/15/2031	Aa2		2,000	2,428,840
Hudson Yards	5.00%	2/15/2033	Aa2		1,065	1,278,500
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA		2,265	2,255,691
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,647,469
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A		1,000	1,043,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NYC TFA - Bldg Aid	5.00%	7/15/2025	AA	$1,510	$1,635,119
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA	1,425	1,483,297
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA	2,005	2,450,270
PR Infra Fin Auth - Mepsi Campus(d)	6.50%	10/1/2037	NR	500	101,250
Total					21,430,409

Other 0.85%

Build NYC Res Corp - Childrens Aid Soc	4.00%	7/1/2044	A+	1,340	1,512,083
Build NYC Res Corp - Childrens Aid Soc	4.00%	7/1/2049	A+	2,355	2,630,935
Total					4,143,018

Other Revenue 1.40%

Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	Ba1	3,000	3,190,530
Build NYC Res Corp - YMCA	5.00%	8/1/2040	A-	525	579,989
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,004,100
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,109,152
Total					6,883,771

Special Tax 1.21%

NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	Baa3	2,075	2,075,207
NYC IDA - Yankee Stadium (AGC)	Zero Coupon	3/1/2043	AA	420	209,177
NYC IDA - Yankee Stadium (AGC)	Zero Coupon	3/1/2044	AA	640	306,016
NYC IDA - Yankee Stadium (AGC)	Zero Coupon	3/1/2047	AA	295	126,287
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	2.419% (CPI Based )#	3/1/2026	Baa1	3,450	3,192,043
Total					5,908,730

Tax Revenue 13.44%

Hudson Yards	5.75%	2/15/2047	Aa2	1,030	1,061,889
MTA NY	4.00%	11/15/2035	AA	200	221,006
MTA NY	5.25%	11/15/2032	AA	620	739,865
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	1,035	1,237,705
MTA NY - Dedicated Tax	5.25%	11/15/2031	AA	1,160	1,391,606
NY Dorm - PIT	4.00%	3/15/2049	Aa1	1,675	1,940,839
NY Dorm - PIT	5.00%	3/15/2027	AA+	1,250	1,483,237
NY Dorm - PIT	5.00%	3/15/2032	Aa1	3,000	3,888,810
NY Dorm - PIT	5.00%	2/15/2042	AA+	2,055	2,483,283
NY Dorm - PIT	5.00%	3/15/2045	Aa1	2,000	2,454,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

NY Dorm - Sales Tax	5.00%	3/15/2026	AA+	$1,000	$1,190,650
NY Dorm - Sales Tax	5.00%	3/15/2043	AA+	2,025	2,426,638
NY St Dorm Auth - PIT	4.00%	3/15/2048	Aa1	1,900	2,144,340
NY UDC - PIT	4.00%	3/15/2047	AA+	1,650	1,841,235
NY UDC - PIT	5.00%	3/15/2033	AA+	2,010	2,226,015
NY UDC - PIT	5.00%	3/15/2036	AA+	1,500	1,703,895
NY UDC - PIT	5.00%	3/15/2040	AA+	1,000	1,215,860
NY UDC Sales Tax	4.00%	3/15/2044	Aa1	1,250	1,440,562
NYC TFA - Future Tax	4.00%	8/1/2039	AAA	1,000	1,142,850
NYC TFA - Future Tax	4.00%	11/1/2042	AAA	1,675	1,917,121
NYC TFA - Future Tax	4.00%	5/1/2043	AAA	2,000	2,257,000
NYC TFA - Future Tax	5.00%	2/1/2027	AAA	1,500	1,538,010
NYC TFA - Future Tax	5.00%	11/1/2030	AAA	2,075	2,596,489
NYC TFA - Future Tax	5.00%	11/1/2032	AAA	1,535	1,898,027
NYC TFA - Future Tax	5.00%	5/1/2034	AAA	125	125,474
NYC TFA - Future Tax	5.00%	5/1/2035	AAA	1,230	1,506,467
NYC TFA - Future Tax	5.00%	8/1/2040	AAA	2,530	3,074,355
NYC TFA - Future Tax	5.00%	8/1/2041	AAA	2,975	3,606,295
NYC TFA - Future Tax	5.00%	8/1/2042	AAA	2,700	3,314,277
NYC TFA - Future Tax	5.00%	2/1/2043	AAA	2,510	2,999,902
NYC TFA - Future Tax	5.00%	5/1/2043	AAA	1,400	1,682,310
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	163	124,633
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	708	499,352
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	710	459,853
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,041	1,029,574
PR Corp Sales Tax	4.329%	7/1/2040	NR	489	492,487
PR Corp Sales Tax	4.329%	7/1/2040	NR	858	864,117
PR Corp Sales Tax	4.536%	7/1/2053	NR	64	65,013
PR Corp Sales Tax	4.55%	7/1/2040	NR	153	156,366
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,199	1,235,162
PR Corp Sales Tax	4.784%	7/1/2058	NR	180	186,039
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,922	2,014,352
Total					65,877,860

Tobacco 3.54%

Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	524,240
Erie Co Tobacco	Zero Coupon	6/1/2060	NR	20,000	821,600
Monroe Co Tobacco	Zero Coupon	6/1/2061	NR	10,000	391,500
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	15,000	549,600
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,085	2,085,104
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,575	525,260
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	BBB	1,335	1,379,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Suffolk Tobacco Asset Sec Corp	5.25%		6/1/2037	BBB	$1,175	$1,218,005
Suffolk Tobacco Asset Sec Corp	6.00%		6/1/2048	NR	1,350	1,351,269
Suffolk Tobacco Asset Sec Corp	6.625%		6/1/2044	NR	1,000	1,032,750
TSASC	5.00%		6/1/2034	A-	1,000	1,173,060
TSASC	5.00%		6/1/2035	A-	300	350,691
TSASC	5.00%		6/1/2036	A-	100	116,475
TSASC	5.00%		6/1/2041	BBB+	510	562,295
TSASC	5.00%		6/1/2048	NR	3,300	3,351,876
Westchester Tobacco Asset Securitization Corp	5.125%		6/1/2051	B	1,750	1,910,895
Total						17,344,610

Transportation 26.48%

Buffalo & Erie PBA - Peace Bridge	5.00%		1/1/2034	A+	600	735,156
MTA NY	4.00%		11/15/2051	A2	3,000	3,118,950
MTA NY	4.75%		11/15/2045	A2	1,500	1,665,855
MTA NY	5.00%		11/15/2023	A2	2,455	2,606,744
MTA NY	5.00%		11/15/2028	A2	710	823,934
MTA NY	5.00%		11/15/2028	A2	705	860,467
MTA NY	5.00%		11/15/2029	A2	1,600	1,769,536
MTA NY	5.00%		11/15/2029	A2	1,400	1,610,098
MTA NY	5.00%		11/15/2030	A2	1,500	1,682,865
MTA NY	5.00%		11/15/2030	A2	100	114,752
MTA NY	5.00%		11/15/2033	A2	1,360	1,551,842
MTA NY	5.00%		11/15/2033	A2	1,500	1,623,495
MTA NY	5.00%		11/15/2041	A2	1,000	1,101,210
MTA NY	5.00	%#(a)	11/15/2045	A2	900	1,038,609
MTA NY	5.00%		11/15/2050	A2	1,750	1,987,737
MTA NY	5.25%		11/15/2028	A2	3,740	4,213,596
MTA NY	5.25%		11/15/2035	A2	1,170	1,271,720
MTA NY (AGM)	4.00%		11/15/2048	AA	1,500	1,644,855
MTA NY (AGM)	4.00%		11/15/2049	AA	2,965	3,233,688
MTA NY - Dedicated Tax	5.00%		11/15/2033	AA	1,520	1,823,362
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2027	A3	1,000	1,130,310
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2036	A3	850	1,034,280
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2038	A3	725	876,605
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2039	A3	350	422,044
NY Bridge Auth	4.00%		1/1/2027	Aa3	1,000	1,048,000
NY Trans Dev Corp - Delta AMT	4.00%		1/1/2036	Baa3	3,495	3,534,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	$3,680	$3,946,469
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	1,600	1,715,856
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2036	Baa3	2,295	2,461,181
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2031	Baa3	2,000	2,088,900
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2046	Baa3	2,050	2,090,057
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	12,280	13,321,344
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa3	1,500	1,555,050
NY Twy Auth	4.00%	1/1/2041	A2	1,000	1,143,190
NY Twy Auth	5.00%	1/1/2032	A1	150	185,474
NY Twy Auth	5.00%	1/1/2036	A1	1,760	1,968,754
NY Twy Auth (AGM)	3.00%	1/1/2046	AA	1,000	1,012,770
NY Twy Auth TCRS (BAM)	4.00%	1/1/2050	AA	2,500	2,825,725
Port Auth NY & NJ	5.00%	11/15/2042	Aa3	1,365	1,644,102
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	60	60,482
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	Baa1	295	297,354
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	1,185	1,194,468
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	1,190	1,199,532
Port Auth NY & NJ - JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	228,847
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	407,660
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,645,927
Port Auth NY & NJ AMT	4.00%	9/1/2043	Aa3	3,650	4,059,603
Port Auth NY & NJ AMT	4.00%	11/1/2047	Aa3	4,000	4,427,720
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	800	878,872
Port Auth NY & NJ AMT	5.00%	10/15/2024	Aa3	1,250	1,310,850
Port Auth NY & NJ AMT	5.00%	10/15/2027	Aa3	1,485	1,832,742
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3	1,000	1,258,550
Port Auth NY & NJ AMT	5.00%	11/15/2031	Aa3	3,415	4,178,321
Port Auth NY & NJ AMT	5.00%	9/1/2032	Aa3	805	1,018,727
Port Auth NY & NJ AMT	5.00%	11/15/2032	Aa3	2,850	3,385,258
Port Auth NY & NJ AMT	5.00%	9/15/2033	Aa3	2,820	3,440,372
Port Auth NY & NJ AMT	5.00%	10/1/2033	Aa3	3,200	3,375,840
Port Auth NY & NJ AMT	5.00%	10/15/2033	Aa3	1,000	1,195,250
Port Auth NY & NJ AMT	5.00%	9/15/2034	Aa3	1,000	1,216,660
Port Auth NY & NJ AMT	5.00%	4/1/2036	Aa3	1,050	1,230,789
Port Auth NY & NJ AMT	5.00%	10/15/2041	Aa3	1,250	1,293,875
Port Auth NY & NJ AMT	5.00%	9/15/2048	Aa3	365	431,047
Triborough Brdg & Tunl Auth	4.00%	11/15/2044	AA-	2,145	2,433,545
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-	2,015	2,248,841
Triborough Brdg & Tunl Auth	4.00%	11/15/2054	AA-	1,500	1,704,975
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	611,615
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	733,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-		$1,000	$1,199,070
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-		1,135	1,340,798
Triborough Brdg & Tunl Auth	5.00%	11/15/2054	AA-		1,200	1,494,120
Total						129,818,898

Utilities 8.48%

Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2043	AA		600	717,396
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2048	AA		1,750	2,085,772
Guam Pwr Auth (Guatemala)(e)	5.00%	10/1/2020	BBB		500	503,620
Guam Pwr Auth (Guatemala)(e)	5.00%	10/1/2021	BBB		500	518,035
Guam Waterworks Auth (Guatemala)(e)	5.00%	7/1/2036	A-		400	456,356
Guam Waterworks Auth (Guatemala)(e)	5.00%	1/1/2050	A-		600	717,666
Long Island Power Auth	5.00%	9/1/2025	A		1,000	1,089,010
Long Island Power Auth	5.00%	9/1/2034	A		2,000	2,308,340
Long Island Power Auth	5.00%	9/1/2039	A		1,000	1,148,460
Long Island Power Auth	5.00%	9/1/2047	A		1,115	1,332,849
Long Island Power Auth (AGC)	5.25%	9/1/2029	AA		2,000	2,654,640
New York St Pwr Auth	4.00%	11/15/2045	Aa1		1,325	1,569,873
NY Elec Sys - LIPA	4.00%	9/1/2038	A		1,500	1,705,785
NY Elec Sys - LIPA	4.00%	9/1/2039	A		1,000	1,134,320
NYC Muni Water	4.00%	6/15/2049	AA+		2,985	3,404,333
NYC Muni Water	5.00%	6/15/2035	AA+		1,550	1,733,706
NYC Muni Water	5.00%	6/15/2035	AA+		1,675	1,937,288
NYC Muni Water	5.00%	6/15/2036	AA+		2,250	2,597,580
NYC Muni Water	5.00%	6/15/2036	AA+		1,750	2,020,340
NYC Muni Water	5.00%	6/15/2040	AA+		1,250	1,561,925
NYC Muni Water	5.00%	6/15/2046	AA+		3,140	3,818,648
NYC Muni Water	5.00%	6/15/2048	AA+		1,675	2,058,156
NYC Muni Water	5.25%	6/15/2037	AA+		1,500	1,854,495
NYC Muni Water	5.25%	6/15/2047	AA+		1,000	1,225,950
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca		535	544,363
PR Elec Pwr Auth(d)	5.75%	7/1/2036	D	(b)	1,250	881,250
Total						41,580,156
Total Municipal Bonds (cost $465,630,494)						482,503,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2020

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.73%

Variable Rate Demand Notes 0.73%

Tax Revenue 0.61%

NYC TFA - Future Tax	0.05%	7/1/2020	11/1/2044	AAA	$3,000	$3,000,000

Utilities 0.12%

NYC Muni Water	0.05%	7/1/2020	6/15/2050	AA+	600	600,000
Total Short-Term Investments (cost $3,600,000)						3,600,000
Total Investments in Securities 99.17% (cost $469,230,494)						486,103,902
Cash and Other Assets in Excess of Liabilities (g) 0.83%						4,060,721
Net Assets 100.00%						$490,164,623

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $17,449,450, which represents 3.56% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Defaulted (non-income producing security).
(e)	Foreign security traded in U.S. dollars.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2020

Open Futures Contracts at June 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2020	32	Short	$(5,676,903)	$(5,714,000)	$(37,097)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
General Obligation	$—	$28,389,754	$2,326,360	$30,716,114
Remaining Industries	—	451,787,788	—	451,787,788
Short-Term Investments
Variable Rate Demand Notes	—	3,600,000	—	3,600,000
Total	$—	$483,777,542	$2,326,360	$486,103,902
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(37,097)	—	—	(37,097)
Total	$(37,097)	$—	$—	$(37,097)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more Levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$—
Accrued Discounts (Premiums)	(17,077)
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	3,337
Purchases	—
Sales	—
Transfers into Level 3	2,340,100
Transfers out of Level 3	—
Balance as of June 30, 2020	$2,326,360
Change in unrealized appreciation/depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$3,337

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) their respective active share classes:

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A, C, F, F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A, C, F, F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A, C, F, F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A, C, F, F3 and I
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A, C, F, F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A, C, F, F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A, F, F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A, C, F, F3 and I

Short Duration, Intermediate and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.